As filed with the Securities and Exchange Commission on November
7, 1997 (File Nos. 33-   and 811-     )

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                  and
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940

                      NEW ENGLAND FUNDS TRUST IV
          (Exact Name of Registrant as Specified in Charter)

                          399 Boylston Street
                      Boston, Massachusetts 02116
               (Address of Principal Executive Offices)

             Registrant's Telephone Number: (617) 578-1388

      With a copy to:
      Robert E. O'Hare, Esq.          Joseph R. Fleming, Esq.
      New England Funds, L.P.         Dechert Price & Rhoads
      399 Boylston Street             Ten Post Office Square,
South
      Boston, Massachusetts 02116     Boston, MA 02109

      (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the registration statement.

Title of Securities Being Registered...Shares of beneficial interest, without par value.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant files a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until this Registration Statement becomes effective on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act of 1933, may determine.


                      NEW ENGLAND FUNDS TRUST IV
                         CROSS REFERENCE SHEET

                      Items Required by Form N-1A

PART A:  Information Required in a Prospectus
Prospectuses for Class A, B, C and Y Shares

1     COVER PAGE:  Cover Page

2     SYNOPSIS:  Fund Expenses

3     CONDENSED FINANCIAL INFORMATION:  Not Applicable

4     GENERAL DESCRIPTION OF REGISTRANT:  Investment Strategy;
      Fund Management; Additional Facts about the Funds

5     MANAGEMENT OF THE FUND:  Fund Management

6 CAPITAL STOCK AND OTHER SECURITIES: Additional facts about the Funds; Fund Dividend Payments; Income Tax
Considerations

7     PURCHASE OF SECURITIES BEING OFFERED:  Fund Management;
Fund
      Details; Additional Facts about the Funds

8     REDEMPTION OR REPURCHASE:  Selling Fund Shares; Additional
      Facts about the Funds

9     PENDING LEGAL PROCEEDINGS:  Not Applicable


PART B:  Information Required in a Statement of Additional
Information
Statement of Additional Information for Class A, B, C and Y
Shares

10    COVER PAGE:  Cover Page

11    TABLE OF CONTENTS:  Table of Contents

12    GENERAL INFORMATION AND HISTORY:  Not Applicable

13 INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Fund Transactions

14    MANAGEMENT OF THE FUND:  Management of the Trust

15    CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:
      Management of the Trust

16    INVESTMENT ADVISORY AND OTHER SERVICES:  Management of the
      Trust

17    BROKERAGE ALLOCATION AND OTHER PRACTICES:  Not Applicable

18    CAPITAL STOCK AND OTHER SECURITIES:  Description of the
      Trust and Ownership of Shares

19    PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING
      OFFERED:  How to Buy Shares; Net Asset Value and Public
      Offering Price; Reduced Sales Charges; Redemptions

20 TAX STATUS: Income Dividends, Capital Gain Distributions and Tax Status

21    UNDERWRITERS:  Management of the Trust

22    CALCULATION OF PERFORMANCE DATA:  Standard Performance
      Measures

23    FINANCIAL STATEMENTS:  Financial Statements

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission.
These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                         Subject to Completion

             Preliminary Prospectus dated November 7, 1997

[sail logo]
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
----------------------------------------------------------------
                      New England One Growth Fund
                     New England One Moderate Fund
                   New England One Conservative Fund

                      PROSPECTUS AND APPLICATION

                              March, 1998

FOR GENERAL INFORMATION ON THE FUNDS OR ANY OF THEIR SERVICES AND
FOR ASSISTANCE IN OPENING AN ACCOUNT, CONTACT YOUR INVESTMENT
DEALER OR CALL THE DISTRIBUTOR TOLL-FREE AT 800-225-5478.

New England One Growth Fund, New England One Moderate Fund and
New England One Conservative Fund (the "Funds" and each a "Fund") are diversified series of New England Funds Trust IV (the
"Trust"), a registered open-end management investment company.

New England One Growth Fund's investment objective is long-term growth of capital. New England One Moderate Fund's investment objective is total return from growth of capital and, secondarily, current income. New England One Conservative Fund's investment objective is total return from a combination of current income and growth of capital. Each Portfolio seeks to accomplish its objective by investing primarily in a number of other related mutual funds (the "Underlying Funds"). There can be no assurance that a Fund will achieve its objective, which may be changed without shareholder approval.

Each Fund offers three classes of shares to the general public (Classes A, B and C). The offering price is based on the net asset value per share next determined after an order is received. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B share purchases. A contingent deferred sales charge (a "CDSC"), however, is imposed upon certain redemptions of Class B shares. Class B shares automatically convert to Class A shares eight years after purchase. No initial sales charge or CDSC applies to purchases or redemptions of Class C shares, which do not have a conversion feature. Class B shares and Class C shares bear higher annual 12b-1 fees than Class A shares. See "Buying Fund Shares -- Sales Charges." Through a separate prospectus, each Fund also offers an additional class of shares, Class Y shares, to certain institutional investors. To obtain more information about Class Y shares, please call New England Funds, L.P. (the "Distributor") at 800-225-5478.

This prospectus sets forth information you should know before investing in the Funds. Please read it carefully and keep it for future reference. A statement of additional information (the "Statement") about the Funds dated March, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. To obtain a copy of the Statement, write to New England Funds, L.P., SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 800-225-5478. The Statement, which contains more detailed information about the Funds and is incorporated into this prospectus by reference, is also available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           TABLE OF CONTENTS

FUND EXPENSES
  1
INVESTMENT STRATEGY
  5
FUND MANAGEMENT
 13
BUYING FUND SHARES
 13
OWNING FUND SHARES
 21
FUND DIVIDEND PAYMENTS
 22
SELLING FUND SHARES
 23
FUND DETAILS
 25
INCOME TAX CONSIDERATIONS
 26
THE FUNDS' EXPENSES
 27
PERFORMANCE CRITERIA
 28
ADDITIONAL FACTS ABOUT THE FUNDS
 29
GLOSSARY OF TERMS
 31
APPENDIX A
A-1
APPENDIX B
B-1


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                             FUND EXPENSES
----------------------------------------------------------------

SCHEDULE OF FEES
New England One Growth Fund
New England One Moderate Fund
New England One Conservative Fund

Expenses are one of several factors to consider when you invest in a Fund. The following table summarizes your maximum transaction costs from investing in a Fund and estimated annual expenses for that Fund. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Fund for the periods specified.

SHAREHOLDER TRANSACTION EXPENSES



                                          CLASS A   CLASS B
CLASS C

Maximum Initial Sales Charge Imposed      5.75%     None
None
on a Purchase (as a percentage of
offering price)(1)(2)

Maximum Contingent Deferred Sales         (3)       5.00%
None
Charge (as a percentage of original
purchase price or redemption
proceeds, as applicable)(2)

(1) A reduced sales charge applies in some cases. See "Buying Fund Shares -- Reduced Sales Charges (Class A Shares
Only)."
(2)   Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase but not to any other purchases or redemptions of Class A shares. See "Buying Fund Shares -- Sales Charges."

ANNUAL FUND OPERATING EXPENSES

(as a percentage of average net assets)

                                         CLASS A    CLASS B
CLASS C

Management Fees                          0.10%      0.10%
0.10%

12b-1 Fees                               0.25%      1.00%**
1.00%**

Other Expenses*                          0.00%      0.00%
0.00%

Total Fund Operating Expenses            0.35%      1.10%
1.10%

* The payment of each Fund's pro rata share of expenses is subject to the Special Servicing Agreement. Please refer to "The
Funds' Expenses -- Special Servicing Agreement."

** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

Each Fund's shareholders will indirectly bear that Fund's pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. The investment returns of each Fund, therefore, will be net of that Fund's share of the expenses of the Underlying Funds in which the Fund is invested. The chart below shows the expense ratios of each Underlying Fund after fee waiver or reimbursement, where applicable, as of its most recent fiscal year end.

EXPENSE RATIOS OF THE UNDERLYING FUNDS IN WHICH THE FUNDS
INITIALLY WILL INVEST

                            EXPENSE
EXPENSE
UNDERLYING FUND             RATIO   UNDERLYING FUND
RATIO

EQUITY FUNDS                        BOND FUNDS

                                    Loomis Sayles Bond
0.75%
                                      Fund

Delafield Fund, Inc.        1.29%*  Loomis Sayles Global
0.90%*
                                      Bond Fund

Loomis Sayles               1.00%*  New England Strategic
1.03%
  International Equity                Income Fund
  Fund

Loomis Sayles Small         0.94%   New England Bond
0.80%
  Cap Value Fund                      Income Fund

New England Growth          0.93%
  Fund

New England Growth          1.05%   MONEY MARKET FUND
  Opportunities Fund

New England Value Fund      1.06%   New England Cash
0.88%
                                      Management
                                      Trust - Money Market
                                      Series

The Oakmark Fund            1.18%

The Oakmark                 1.32%
  International Fund

The Oakmark Select          1.41%
  Fund

Jurika & Voyles Mini-       1.50%*
  Cap Fund

* Expense rates for these Underlying Funds were maintained by certain of their service providers affiliated with New England Funds, L.P. through fee waivers, reimbursements, fee reductions or some similar method for their respective fiscal periods. Absent such maintenance of expenses, each Underlying Fund's total operating expenses would have been: Delafield Fund, Inc. - 1.49%; Loomis Sayles International Equity Fund - 1.17%; Jurika & Voyles Mini-Cap Fund - 1.74%; and Loomis Sayles Global Bond Fund
- 1.62%. If the relevant service providers had not maintained the Underlying Funds' expenses, their total returns for the period would have been lower.

The average weighted expense ratios borne by New England One Conservative Fund, New England One Moderate Fund and New England One Growth Fund are expected to be [ ]%, [ ]% and [ ]%, respectively (see "Investment Strategy -- How the Funds Pursue Their Investment Objectives" for a description of the initial allocation of each Fund's assets among the Underlying Funds). The Underlying Funds in which each of the Funds is invested will vary and the proportion of the assets of the Funds invested in each of the Underlying Funds will fluctuate. Therefore, the average weighted expense ratios of the Funds may be greater or less than the percentages listed above at any given time.

EXAMPLE

Using the ratios set forth above, the total pro rata expenses relating to a $1,000 investment in each class of a Fund, assuming a 5% annual return and, unless otherwise indicated, redemption at the end of each period are listed below. Investors do not pay the majority of these expenses directly; they are paid by each Underlying Fund before it distributes its net investment income to a Fund. The example for each Fund is based upon the initial mix of Underlying Funds for that Fund set forth in the table above. The Funds' investment adviser may, in its discretion, alter the mix of Underlying Funds in which a Fund is invested at any time.


NEW ENGLAND ONE
  CONSERVATIVE FUND        CLASS A          CLASS B
CLASS C

                                          (1)      (2)
1 Year                        $            $        $           $
3 Years                       $            $        $           $

NEW ENGLAND ONE
  MODERATE FUND            CLASS A          CLASS B
CLASS C

                                          (1)      (2)
1 Year                        $            $        $           $
3 Years                       $            $        $           $


NEW ENGLAND ONE
  GROWTH FUND              CLASS A          CLASS B
CLASS C

                                          (1)      (2)
1 Year                        $            $        $           $
3 Years                       $            $        $           $

(1) Assumes redemption at end of period.

(2) Assumes no redemption at end of period.

See "The Funds' Expenses -- Special Servicing Agreement" for an explanation of the Special Servicing Agreement. This example assumes that each Fund reinvests all dividends and distributions paid by the Underlying Funds. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES OF THE FUNDS AND UNDERLYING FUNDS MAY VARY FROM YEAR TO YEAR AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about each Fund's fees and other expenses, please see "Fund Management," " The Funds' Expenses" and "Additional Facts About the Funds."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

PERFORMANCE OF THE UNDERLYING FUNDS

Past investment performance of the Underlying Funds, as shown in the table below, is provided to indicate the experience of the various advisers in managing the Underlying Funds and may be relevant to your consideration of the Funds. However, the past investment performance of the Underlying Funds should not be considered to be indicative of future performance of the Underlying Funds or the Funds. Investors should consider that, because each Fund will invest in varying combinations of Underlying Funds, the performance of a Fund will reflect the combined performance of the Underlying Funds in which it invests and will be affected by the varying allocation of investments in Underlying Funds. Moreover, in addition to the expenses borne by each Underlying Fund, the Funds will incur investment advisory fees and may incur some or all of their own direct expenses under the Special Servicing Agreement (see "The Funds' Expenses -- Special Servicing Agreement" below). Accordingly, the investment performance of the Funds will be less than the weighted average of the returns of the Underlying Funds in which they invest.

The following chart shows the average annual total returns, if available, as a percentage of net asset value for each of the initial Underlying Funds for their most recent one-, five-, ten-year or life of fund periods. Unless otherwise noted, total return figures relate to each Underlying Fund's Class Y shares, which impose no sales loads or Rule 12b-1 fees.


                                    AVERAGE ANNUAL TOTAL
RETURNS(1)

                           INCEP-       ONE   FIVE      TEN
LIFE OF
                          TION DATE    YEAR   YEARS    YEARS
FUND

EQUITY FUNDS

Delafield Fund,           11/19/93      n/a    n/a      n/a
n/a
  Inc.(2)

Loomis Sayles              5/10/91    18.30% 10.69%     --
10.11%
  International
  Equity Fund

Loomis Sayles Small        5/13/91    30.35% 17.38%     --
20.85%
  Cap Value Fund

New England Growth        11/27/68    20.88% 10.02%   14.58%
--
  Fund(3)

New England Growth         5/6/31     17.21% 13.53%   12.72%
--
  Opportunities
  Fund(3)

New England Value          3/31/94    26.43%   --       --
21.67%
  Fund

The Oakmark Fund           8/5/91      18.1%  25.8%     --
29.2%

The Oakmark                9/30/92     24.9%   --       --
16.0%
  International Fund

The Oakmark Select         11/1/96      n/a    n/a      n/a
n/a
  Fund(2)

Jurika & Voyles            9/30/94    38.46%   --       --
46.86%
  Mini-Cap Fund(4)

BOND FUNDS

Loomis Sayles Bond         5/16/91    10.29% 14.29%     --
14.32%
  Fund

Loomis Sayles Global       5/10/91    15.02%  8.50%     --
10.51%
  Bond Fund

New England                5/1/95     14.52%   --       --
15.00%
  Strategic Income
  Fund(3)

New England Bond           1/1/95      4.59%   --       --
12.49%
  Income Fund

MONEY MARKET FUND                        YIELD*       EFFECTIVE
                                                       YIELD*

New England Cash            7/10/78       4.46%         4.56%
  Management
  Trust - Money Market
  Series

*  Seven days ended June 30, 1996.

(1) As of each Underlying Fund's most recent fiscal reporting period.

(2)  Performance data not available.

(3) Although the Fund offers Class Y shares, it did not offer Class Y shares prior to 1997. The inception date and average annual total return provided are those of the Fund's Class A shares, which may have a higher expense ratio due to sales charges applicable to Class A shares but not Class Y shares.

(4) The Fund does not offer Class Y shares. The inception date and average annual total return provided are those of the Fund's
Class J shares, which impose no sales load.

All total return calculations assume that dividends and capital gains distributions, if any, were reinvested.

PERFORMANCE FIGURES ARE HISTORICAL AND ARE NOT INTENDED TO
INDICATE FUTURE INVESTMENT PERFORMANCE.

-----------------------------------------------------------------
                          INVESTMENT STRATEGY
-----------------------------------------------------------------

INVESTMENT OBJECTIVES

NEW ENGLAND ONE GROWTH FUND (the "Growth Fund")

The Growth Fund seeks long-term growth of capital.

NEW ENGLAND ONE MODERATE FUND (the "Moderate Fund")

The Moderate Fund seeks total return from growth of capital and, secondarily, from current income.

NEW ENGLAND ONE CONSERVATIVE FUND  (the "Conservative Fund")

The Conservative Fund seeks total return from a combination of current income and growth of capital.

HOW THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES

To achieve their investment objectives, the Funds invest primarily in mutual funds offered by New England Funds, L.P. and its affiliates, including certain funds comprising the New England Funds (the "New England Funds"), the Oakmark Family of Funds, the Loomis Sayles Funds, the Jurika & Voyles Fund Group, Reich & Tang Equity Fund, Inc., and Delafield Fund, Inc. The funds in which the Funds may invest are referred to as the "Underlying Funds" (see the table below and Appendix B). The investment adviser or subadviser of each of the Underlying Funds is an affiliated investment management subsidiary of New England Investment Companies, L.P. ("NEIC"). Certain of the Underlying Funds are managed by subadvisers that are unaffiliated with NEIC.

Some of the Underlying Funds are equity mutual funds ("Underlying
Equity Funds"), which invest primarily in stocks to achieve growth. Other Underlying Funds are bond mutual funds
("Underlying Bond Funds"), which invest for income and, in some cases, appreciation as well.

Each Fund will invest its cash flows according to a fixed allocation model, selected to generate a reasonable level of total return while controlling for risk. Each Fund will rebalance its portfolio no more than annually as a means of maintaining the return and risk characteristics of a Fund. Under normal market conditions, the Funds will invest according to the following guidelines:

GROWTH FUND

The Growth Fund will invest in a selected mix of equity and bond funds from among the Underlying Funds. Under normal market conditions, the Growth Fund is expected to invest approximately 90% of its assets in equity funds and 10% of its assets in bond funds. The equity funds are included in the mix primarily to generate growth of capital while the bond funds are intended to reduce volatility and contribute towards total return.

The investments of the Growth Fund will be allocated initially as shown below, based on NEFM's allocations effective on the date of this Prospectus:

           New England Growth Opportunities Fund
           Delafield Fund, Inc.
           The Oakmark Fund
           New England Growth Fund
           The Oakmark International Fund
           Loomis Sayles International Equity Fund
           New England Strategic Income Fund
           Loomis Sayles Small Cap Value Fund
           The Oakmark Select Fund

NEFM may alter the allocation of investments for the Fund at any time.

MODERATE FUND

The Moderate Fund will invest in a selected mix of equity and bond funds from among the Underlying Funds. The equity funds are included in the mix primarily to generate growth of capital while the bond funds are intended to generate current income. Under normal market conditions, the Moderate Fund is expected to invest approximately 70% of its assets in equity funds and 30% of its assets in bond funds.

The investments of the Moderate Fund will be allocated initially as shown below, based on NEFM's allocations effective on the date of this Prospectus:

           New England Bond Income Fund
           New England Growth Fund
           New England Growth Opportunities Fund
           New England Strategic Income Fund
           Jurika & Voyles Mini-Cap Fund
           The Oakmark Fund
           Delafield Fund, Inc.
           The Oakmark International Fund
           Loomis Sayles International Equity Fund
           Loomis Sayles Small Cap Value Fund

NEFM may alter the allocation of investments for the Fund at any time.

CONSERVATIVE FUND

The Conservative Fund will invest in a selected mix of bond and equity funds from among the Underlying Funds. Under normal market conditions, the Conservative Fund is expected to invest approximately 60% of its assets in bond funds and 40% of its assets in equity funds. The bond funds are included in the mix to generate current income primarily while the equity funds are intended to generate growth of capital.

The investments of the Conservative Fund will be allocated initially as shown below, based on NEFM's allocations effective on the date of this Prospectus:

           Loomis Sayles International Equity Fund
           Loomis Sayles Bond Fund
           New England Value Fund
           Delafield Fund, Inc.
           The Oakmark Fund
           Loomis Sayles Global Bond Fund
           New England Strategic Income Fund
           New England Bond Income Fund
           New England Growth Opportunities Fund

NEFM may alter the allocation of investments for the Fund at any time.

RISK PROFILE: POTENTIAL RISK AND REWARD. The value of a Fund's investments in Underlying Equity Funds will fluctuate with changes in the stock market and changes in the economy. The value of a Fund's investments in Underlying Bond Funds can be expected to vary inversely to changes in prevailing interest rates. While fixed-income securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Certain Underlying Funds in which a Fund invests may purchase high yield securities and mortgage-backed securities. High yield securities usually entail greater risk and may be more volatile and less liquid than other fixed-income securities. Mortgage-backed securities are subject to the same risks as fixed-income securities in general, but also may react differently or less favorably to changes in interest rates as a result of prepayment risk. In addition, investing in Underlying Funds that invest internationally involves different or increased risks. Foreign investment means that the performance of a Fund will be affected by currency values, the political and regulatory environment, greater volatility of securities exchanges and overall political and economic factors in the countries in which the Underlying Funds invest. Certain Underlying Funds may invest in emerging market country securities, which may increase these risks, but may offer superior growth opportunities.

                       WHY INVEST IN THE FUNDS?

The Funds are designed for investors who prefer to have their asset allocation decisions made by professional money managers, appreciate the advantages of broad diversification in one investment, or are looking for a core investment for their retirement portfolio.

The primary advantages of the Funds for investors are simplification, convenience and economy. Each Fund provides an investor access to the Underlying Funds without the required minimum investment for each. Through a single investment, they will be able to achieve broad diversification in pursuit of one of three distinct objectives.

The proliferation of mutual funds over the last several years have left many investors in search of a simple means by which to manage and understand their investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions with limited experience, time or personal resources. The Funds offer broad diversification and ongoing professional asset allocation.

Each of the Funds invests in a select group of Underlying Funds suited to the Fund's particular investment objective. The allocation of assets within each Fund is determined by New England Funds Management, L.P. ("NEFM" or the "Adviser") according to fundamental and quantitative investment analysis. The assets will be adjusted only periodically and only within pre-determined ranges designed to ensure broad diversification. There should not be any sudden large-scale changes in asset allocation. New England Funds are not designed as market timing vehicles but rather as cost-effective and simple modes of helping investors meet retirement and other long-term goals.

THE UNDERLYING FUNDS

The Underlying Funds that initially will be considered for investment by each Fund are described below. The Underlying Funds in which the Funds intend to invest may change from time to time and the Funds may invest in Underlying Funds in addition to those described below at the discretion of NEFM without shareholder approval. Other Underlying Funds in which the Funds may invest are described in Appendix B.

The value of each Underlying Fund's investments and the income they generate will vary from day-to-day and generally reflect market conditions, interest rates, and other company, political, or economic developments both in the United States and abroad. When a Fund redeems shares of an Underlying Fund, they may be worth more or less than their original cost. As with any mutual fund, there is no assurance that an Underlying Fund will achieve its objective.

The Underlying Funds spread investment risk in varying degrees by limiting their holdings in any one company or industry.
Nevertheless, each Underlying Fund will experience price volatility the extent of which will be affected by the types of securities and techniques the particular Underlying Fund uses.

Each Underlying Fund may invest in securities and engage in derivative transactions described in Appendix A to pursue portfolio strategy. Derivatives involve certain risks that are different from the risks associated with other securities.

Each Underlying Fund normally will be invested according to its investment strategy. However, an Underlying Fund may also have the ability to invest without limitation in high-quality money market instruments or other investments for temporary, defensive purposes.

The following is intended to summarize the investment objectives and strategies of the Underlying Funds. These summaries do not reflect all of the investment policies and strategies that are disclosed in each Underlying Fund's prospectus, and are not an offer of the Underlying Funds' shares.

EQUITY FUNDS

DELAFIELD FUND, INC.

The investment objectives of Delafield Fund, Inc. are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

The Fund will seek to achieve these objectives by investing primarily in the equity securities of domestic companies which, based on the research of the Fund's adviser are considered to be undervalued or to represent special situations (i.e., companies undergoing change that might cause their market value to grow at a rate faster than the market generally). The Fund will under normal circumstances have substantially all of its assets (i.e., more than 65%) invested in a diversified portfolio of equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks. The Fund at times may also invest less than 35% of its total assets in debt securities and preferred stocks offering a significant opportunity for price appreciation.

LOOMIS SAYLES SMALL CAP VALUE FUND

The investment objective of Loomis Sayles Small Cap Value Fund is long-term capital growth from investments in common stocks or their equivalent. The Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization companies with good earnings growth potential that the Fund's adviser believes are undervalued by the market. The Fund will normally invest at least 65% of its total assets in companies with market capitalization of less than $1 billion and may invest up to 35% of its assets in large companies. The Fund's adviser seeks to build a core small capitalization portfolio of stocks of solid companies with reasonable growth prospects that are attractively priced in relation to the companies' earnings with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which the Fund's adviser believes have favorable prospects for recovery), as well as unrecognized stocks. Current income is not a consideration in selecting the Fund's investments. The Fund may invest up to 20% of its assets in securities of foreign issuers. The Fund may also engage in foreign currency hedging transactions and purchase Rule 144A securities.

THE OAKMARK FUND

The Oakmark Fund seeks long-term capital appreciation by investing primarily in equity securities. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

The Fund invests principally in securities of U.S. issuers. However, it may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, including foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund's foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

THE OAKMARK INTERNATIONAL FUND

The Oakmark International Fund seeks long-term capital appreciation by investing primarily in equity securities of non-
U.S. issuers. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

The Fund's adviser considers the relative political and economic stability of the issuer's home country, the ownership structure of the company and the company's accounting practices in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (for example, Japan, Canada and the United Kingdom), in less developed markets (for example, Mexico and Thailand) and in selected emerging markets (such as Peru and India). Investments in securities of non-U.S. issuers, especially those traded in less developed or emerging markets, present additional risk. There are no limits on the Fund's geographic asset distribution, but, to provide adequate diversification, the Fund ordinarily invests in the securities markets of at least five countries outside the United States.

JURIKA & VOYLES MINI-CAP FUND

The Jurika & Voyles Mini-Cap Fund seeks to maximize long-term capital appreciation. The Fund invests primarily in the common stock of quality companies having small market capitalizations that offer current value and significant future growth potential.

The Fund will invest at least 65% of its total assets in the common stock of companies having market capitalizations at the time of purchase of between $50 million and $500 million. The Fund typically expects that at least 80% of its equity holdings will fall within this capitalization range. The average and median market capitalizations will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

LOOMIS SAYLES INTERNATIONAL EQUITY FUND

Loomis Sayles International Equity Fund's investment objective is high total investment return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing primarily in equity securities of companies organized or headquartered outside the United States. Under normal conditions the Fund will invest at least 65% of its total assets in equity securities of issuers from at least three countries outside the United States. For temporary defensive purposes, the Fund may invest as much as 100% of its assets in issuers from one or two countries, which may include the United States. The Fund may also engage in foreign currency hedging transactions, options transactions, and Rule 144A securities.

NEW ENGLAND GROWTH FUND

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy. Most of the Growth Fund's investments are normally in common stocks, although the Fund may invest in any type of equity securities. The Fund does not consider current income as a factor in selecting its investments. The Fund may invest in foreign securities.

NEW ENGLAND VALUE FUND

New England Value Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities. Substantially all of the Fund's investments are normally in equity securities. In selecting investments for the Fund, the emphasis is ordinarily placed on undervalued securities. Although long-term market appreciation is ordinarily the basis for security selection, current income may be a significant consideration when yields appear to be favorable compared to overall opportunities for capital appreciation. The Fund may invest in foreign securities.

NEW ENGLAND GROWTH OPPORTUNITIES FUND

New England Growth Opportunities Fund seeks opportunities for long-term growth of capital and income. It is normally the policy of the Fund to invest in a diversified portfolio of common stocks considered by the Fund's subadviser to have possibilities for long-term appreciation of capital and income. Emphasis will be given to both undervalued securities and securities of companies with growth potential. The Fund will ordinarily invest substantially all of its assets in equity securities. The Fund may invest in foreign securities that are traded in U.S. markets.

THE OAKMARK SELECT FUND

The Oakmark Select Fund seeks long-term capital appreciation by investing primarily in a non-diversified portfolio of equity securities. The Fund invests principally in securities of U.S. issuers. However, it may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, including foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund's foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets. As a "non-diversified" fund, the Fund is not limited under the Investment Company Act of 1940 (the "1940 Act") in the percentage of its assets that it may invest in any one issuer.

BOND FUNDS

LOOMIS SAYLES BOND FUND

Loomis Sayles Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation. The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed-income securities, although up to 20% of its assets may be invested in preferred stocks. At least 65% of the Fund's total assets will normally be invested in bonds. The Fund may invest any portion of its assets in securities of Canadian issuers, and up to 20% of its assets in securities of other foreign issuers. The Fund may also invest up to 35% of its assets in securities of below investment grade quality.

LOOMIS SAYLES GLOBAL BOND FUND

Loomis Sayles Global Bond Fund's investment objective is high total investment return through a combination of high current income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in investment grade fixed-income securities denominated in various currencies, including U.S. dollars, or in multicurrency units. Under normal conditions, the Fund will invest at least 65% of its total assets in fixed-income securities of issuers from at least three countries, which may include the United States, and no more than 40% of its assets in issuers headquartered in any one country. However, up to 100% of the Fund's assets may be denominated in U.S. dollars. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

NEW ENGLAND BOND INCOME FUND

New England Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. The Fund invests primarily in corporate and U.S. Government bonds.
At least 80% of its total assets will be invested in bonds carrying investment grade ratings from one of the recognized rating services. The Fund may also purchase non-rated or lower-rated bonds. The Fund may invest in debt instruments rated in the rating categories of B (by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P")) or higher and in instruments that are unrated. The Fund may invest in securities of any maturity and in zero coupon securities. The Fund may also invest in collateralized mortgage obligations ("CMOs"). The Fund may invest in convertible securities and in Rule 144A securities. The Fund may invest in foreign securities but will do so only when the Fund's subadviser believes the associated risks are minimal as compared to similar securities of domestic issuers. The Fund may engage in a variety of options and futures transactions with respect to U.S. or foreign government securities and corporate fixed-income securities.

NEW ENGLAND STRATEGIC INCOME FUND

New England Strategic Income Fund seeks high current income with a secondary objective of capital growth. The Fund seeks to achieve its investment objectives by investing at least 65% of its total assets in debt instruments. The Fund may invest in debt instruments issued by corporations based in the United States or abroad and debt instruments that are convertible into equity securities. The Fund may also invest in U.S. Government securities and in securities issued or guaranteed by foreign governments (including their political subdivisions, agencies, authorities and/or instrumentalities) and securities issued by supranational agencies. The Fund may invest in securities of emerging markets. The Fund may invest in debt instruments in any rating category, including debt instruments rated in the lower rating categories and in instruments that are unrated.

MONEY MARKET FUND

NEW ENGLAND CASH MANAGEMENT TRUST - MONEY MARKET SERIES

Money Market Series seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in a variety of higher quality money market instruments. Money Market Series invests in certificates of deposit, bankers' acceptances and other dollar-denominated obligations of banks whose net assets exceed $100 million. Up to 100% of the Fund's assets may be invested in these kinds of obligations.

The Fund may invest in commercial paper and other corporate debt obligations that satisfy the Fund's quality and maturity standards. The Fund may also invest in U.S. Government securities.

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                            FUND MANAGEMENT
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The Funds retain the investment management firm of New England
Funds Management, L.P., 399 Boylston Street, Boston, Massachusetts 02116, to manage the Funds' daily investment and business affairs subject to the policies established by the Trust's Board of Trustees. NEFM provides executive and other personnel for the management of the Trust. Determinations concerning allocations of the Funds' assets among the Underlying Funds is made by a team of experienced investment professionals provided by NEFM. The Trustees have overall responsibility for the management of the Trust under Massachusetts law.

Each Fund pays NEFM a management fee at the annual rate of 0.10% of the Fund's average daily net assets.

The general partner of each of NEFM and the Distributor is a special purpose corporation that is an indirect, wholly-owned subsidiary of NEIC. NEIC's sole general partner, New England Investment Companies, Inc., is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife").

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                          BUYING FUND SHARES
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MINIMUM INVESTMENT

$2,500 is the minimum for an initial investment in a Fund, and $100 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

[] $25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, SEP, SIMPLE Plans, 403(b)(7) retirement plans and certain other retirement plans.

[] $100 on initial and subsequent investments for automatic investing through the Investment Builder program.

[] $250 on initial and $100 on subsequent investments for retirement plans with tax benefits such as corporate pension
      and profit sharing plans and Keogh plans.

[]    $500 on initial and $100 on subsequent investments for
IRAs.

[] $2,000 on initial and $100 on subsequent investments for accounts registered under the Uniform Gifts to Minors Act
or
      the Uniform Transfers to Minors Act.

6 WAYS TO BUY FUND SHARES

You may purchase Class A, Class B and Class C shares of the Funds in the following ways:

      THROUGH YOUR INVESTMENT DEALER:

Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

      BY MAIL:

FOR AN INITIAL INVESTMENT, simply complete an application and return it with a check payable to New England Funds, P.O. Box
8551, Boston, MA 02266-8551.

FOR SUBSEQUENT INVESTMENTS, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

All purchases made by check should be in U.S. dollars and made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Third party checks will generally not be accepted except under certain circumstances approved by the Distributor. When purchases are made by check or periodic account investment, redemptions may not be allowed until the investment being redeemed has been in the account for a minimum of 10 calendar days.

USING NEW ENGLAND FUNDS PERSONAL ACCESS LINE{TM} 800-346-5984

NEW ENGLAND FUNDS PERSONAL ACCESS LINE{TM}, NEW ENGLAND FUNDS' AUTOMATED SERVICE SYSTEM, GIVES YOU 24-HOUR ACCESS TO YOUR ACCOUNT. THROUGH YOUR TOUCH-TONE TELEPHONE, YOU CAN RECEIVE YOUR ACCOUNT BALANCE, YOUR RECENT TRANSACTIONS, FUND PRICES AND RECENT PERFORMANCE INFORMATION. YOU CAN ALSO PURCHASE, SELL OR EXCHANGE CLASS A OR CLASS C SHARES OF ANY NEW ENGLAND FUND. FOR MORE INFORMATION ABOUT USING NEW ENGLAND FUNDS PERSONAL ACCESS LINE{TM}, CALL US AT 800-225-5478 BETWEEN 8:00 A.M. AND 7:00 P.M. (EASTERN TIME).

      BY WIRE TRANSFER OF FEDERAL FUNDS:

FOR AN INITIAL INVESTMENT, call us at 800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business to obtain an account number and wire transfer instructions.

FOR SUBSEQUENT INVESTMENTS, direct your bank to transfer funds to State Street Bank and Trust Company, [ABA #011000028, DDA #99011538], Credit [name of Fund (class of shares),] Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the Funds are open for business. Your bank may charge a fee for this service.

      BY INVESTMENT BUILDER:

Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more of the Funds.

FOR AN INITIAL INVESTMENT, please indicate that you would like to begin an automatic investment plan through Investment Builder on the enclosed application. Indicate the amount of the monthly investment and enclose a check marked "Void" or a deposit slip from your bank account.

TO ADD INVESTMENT BUILDER TO AN EXISTING ACCOUNT, please call us at 800-225-5478 for a Service Options Form.

      BY ELECTRONIC PURCHASE THROUGH AUTOMATED CLEARING HOUSE:

You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the applicable Fund.

To purchase through ACH, call 800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. You may also purchase shares through ACH by calling New England Funds Personal Access Line{TM} at 800-346-5984 twenty-four hours a day. Under normal circumstances, the New York Stock Exchange (the "Exchange") closes at 4:00 p.m. (Eastern time). Purchase orders accepted through ACH or New England Funds Personal Access Line{TM} will be complete only upon the receipt by New England Funds of funds from your bank and, on the day that the funds are received, will be processed at the net asset value next determined at the close of regular trading on the Exchange on days that the Exchange is open. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

TO MAKE INVESTING EVEN EASIER, YOU CAN ALSO ORDER PERSONALIZED
INVESTMENT SLIPS BY CALLING 800-225-5478.

      BY EXCHANGE FROM ANOTHER NEW ENGLAND FUND:

You may also purchase shares of a Fund by exchanging shares from another New England Fund. Please see "Owning Fund Shares --
Exchanging among New England Funds" for complete details.

GENERAL

All purchase orders are subject to acceptance by the applicable Fund and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank and Trust Company ("State Street Bank") (except orders received by your investment dealer before the close of trading on the Exchange and transmitted to the Distributor by 5:00 p.m. (Eastern time) on the same day, which will be effected at the net asset value determined on that day). Although Funds do not anticipate doing so, each reserves the right to suspend or change the terms of sales of shares.

Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from the Distributor. The Funds' "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B shares or Class C shares. If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Funds recommend that certificates be sent by registered mail.

SALES CHARGES

Each Fund offers three classes of shares to the general public:

CLASS A SHARES

Class A shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee. Shares are offered subject to the following sales charges:


                          SALES CHARGE AS A % OF
                                                        DEALER'S
    VALUE               PUBLIC                         CONCESSION
  OF TOTAL             OFFERING      NET AMOUNT         AS A % OF
 INVESTMENT              PRICE        INVESTED       OFFERING
PRICE

Less than $50,000        5.75%         6.10%             5.00%

$50,000 - $99,999        4.50%         4.71%             4.00%

$100,000 - $249,999      3.50%         3.63%             3.00%

$250,000 - $499,999      2.50%         2.56%             2.15%

$500,000 - $999,999      2.00%         2.04%             1.70%

$1,000,000 or more        None          None                 *

* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases (except investments by plans under Sections 401(a) or
401(k)
      of the Internal Revenue Code of 1986, as amended (the "Code"), whose total investments amount to $1 million or more or that have 100 or more eligible employees ("Retirement Plans")) a commission of up to the following amounts: 1% on the first $3 million invested, 0.50% on the excess over $3 million. For investments by Retirement Plans, the Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such
      purchases a commission of up to the following amounts: 1% on the first $3 million invested, and 0.50% on amounts over $3 million and up to $10 million. These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
      Section 401(a), 401(k), 457 and 403(b) plans that have total investment assets of at least $10 million are eligible to purchase Class Y shares of a Fund, which are described in a separate prospectus.

CONTINGENT DEFERRED SALES CHARGE (CLASS A SHARES ONLY). For purchases of $1,000,000 or more of Class A shares of a Fund or purchases by Retirement Plans as defined above, a CDSC, at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions of shares within one year after purchase. If an exchange is made to Class A shares of any of New England Cash Management Trust Money Market Series or U.S. Government Series or New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of New England Funds Trust I, New England Funds Trust II, New England Funds Trust III or New England Funds Trust IV (the "Trusts"). If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed. No CDSC applies to a redemption of shares followed by a reinvestment effected within 30 days after the date of the redemption.

CLASS B SHARES

Class B shares are offered at net asset value, without an initial sales charge, and are subject to a 0.25% annual service fee, a 0.75% annual distribution fee for 8 years (at which time they automatically convert to Class A shares) and a CDSC if they are redeemed within 6 years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of a series of the Trusts. If the exchange is made to Class B shares of a Money Market Fund, then the holding period stops and will resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into a series of the Trusts, then a CDSC applies to the redemption, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares. For the purpose of the CDSC, it is assumed that the shares held the longest are the first to be redeemed.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the same Fund purchased with reinvested dividends or capital gains distributions. The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge:

                                             CONTINGENT DEFERRED
                                              SALES CHARGE AS A
                                            PERCENTAGE OF DOLLAR
YEAR SINCE PURCHASE                       AMOUNT SUBJECT TO
CHARGE

1st                                                  5%
2nd                                                  4%
3rd                                                  3%
4th                                                  3%
5th                                                  2%
6th                                                  1%
thereafter                                           0%

Year one ends one year after the day on which the purchase was accepted, and so on.

The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges -- General" below. At the time of sale, the Distributor pays investment dealers a commission of 3.75% and advances the first year's service fee (up to 0.25%) on purchases of Class B shares.

CLASS C SHARES

Class C shares are offered at net asset value, without an initial sales charge or CDSC, are subject to a 0.25% annual service fee and a 0.75% annual distribution fee and do not convert to another class.

A, B OR C SHARES -- WHICH SHOULD YOU CHOOSE?

YOUR CHOICE OF SHARE CLASS DEPENDS ON THE SIZE OF YOUR INVESTMENT
AND HOW LONG YOU INTEND TO HOLD YOUR SHARES. IN GENERAL, THERE
ARE ONLY MINOR DIFFERENCES IN PERFORMANCE RESULTS FOR THE
DIFFERENT CLASSES IF HELD FOR THE LONG TERM. CONSULT YOUR
FINANCIAL REPRESENTATIVE FOR HELP IN DECIDING WHICH CLASS IS
APPROPRIATE FOR YOU.

DECIDING WHICH CLASS TO PURCHASE

The decision as to whether Class A, Class B or Class C shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B shares as a Class A order. Any order of $1 million or more for Class C shares will be treated as an order for Class A shares, unless you indicate on the relevant section of your application that you have been informed of the relative advantages and disadvantages of Class A and C shares. Investors making smaller investments might consider Class B or Class C shares because 100% of the purchase is invested immediately. Investors making smaller investments who anticipate redeeming their shares within six years may find Class C shares more favorable than Class B shares, because Class B shares are subject to a CDSC on redemptions made within six years after purchase. Class B shares are more favorable than Class C shares for investors who anticipate holding their investment for more than eight years, since Class B shares convert to Class A shares (and thus bear lower ongoing fees) after eight years. Consult your investment dealer for advice applicable to your particular circumstances.

GENERAL

NO CDSC ON ANY CLASS OF SHARES APPLIES in connection with (1) redemptions by retirement plans qualified under Sections 401(a) or 403(b)(7) of the Code, when such redemptions are necessary to make distributions to plan participants; (2) distributions from an IRA due to death, disability or a tax-free return of an excess contribution; (3) distributions by other employee benefit plans to pay benefits; and (4) distributions by a Section 401(a) plan due to death. For 403(b)(7) and IRA accounts established before January 3, 1995, the CDSC is waived for redemptions made after attainment of age 59 1/2. The CDSC is waived for redemptions made to make required minimum distributions after attainment of age 70 1/2 for 403(b)(7) and IRA accounts established on or after January 3, 1995. There is also no CDSC on redemptions following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. In addition, there is no CDSC on certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Selling Fund Shares -- 4 Ways to Sell Fund Shares -- By Systematic Withdrawal Plan" below.

Each Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of the Trusts to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares of a Fund to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of that Fund's shares.

For new amounts invested, the Distributor may, at its expense, pay investment dealers who sell shares of a Fund at net asset value to an eligible governmental authority 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any series of the Trusts or if the account is registered in street name.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of a Fund (including in some cases, exclusively to New England Securities Corporation, a broker-dealer affiliate of the Distributor, and MetLife). In some instances additional compensation is provided to certain dealers who achieve certain sales goals or who have sold or may sell significant amounts of shares. Such compensation may include (i) full reallowance of the sales charge on the Class A shares; (ii) additional compensation with respect to the sale of Class A, B and C shares; or (iii) financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U.S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

REDUCED SALES CHARGES (CLASS A SHARES ONLY)

[] COMBINING ACCOUNTS -- purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

[] UNIT HOLDERS OF UNIT INVESTMENT TRUSTS -- unit investment trust distributions of less than $1 million may be invested in Class A shares of a Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

[]    ELIGIBLE GOVERNMENTAL AUTHORITIES -- no sales charge or
CDSC
      applies to investments by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

[] CLIENTS OF AN ADVISER OR SUBADVISER -- no sales charge or CDSC applies to investments of $25,000 or more in a Fund by
      (1) clients of an adviser or subadviser to any series of the
      Trusts, any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts, and the parents, spouses and children of the foregoing; (2) any individual who is a participant in a Keogh or IRA plan under
      a prototype plan document of an adviser or subadviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Trusts. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

[] Shares of a Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

[]    There is no sales charge, CDSC or initial investment
minimum
      related to investments by certain current and retired employees of the Trusts' investment advisers and subadvisers, the Distributor, New England Life Insurance Company ("NELICO") or MetLife or any other company affiliated with NELICO or MetLife; current and former directors and trustees of the Trusts, NELICO or MetLife or their predecessor companies; agents and general agents of NELICO or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons; and any separate account of NELICO or MetLife or of
      any insurance company affiliated with NELICO or MetLife.

[] Shares of a Fund are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees.

[] Shares of a Fund are available at net asset value for investments by non-discretionary and non-retirement accounts
      of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

[] Shares of a Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM out of its own assets, or may be paid indirectly by the
      applicable Fund in the form of servicing, distribution or transfer agent fees.

[] Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of
      a Fund at net asset value and without imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

----------------------------------------------------------------
                          OWNING FUND SHARES
----------------------------------------------------------------

EXCHANGING AMONG

NEW ENGLAND FUNDS

CLASS A SHARES

Except as indicated in the next two sentences, you may exchange Class A shares of any Fund for Class A shares of any other series of the Trusts without paying a sales charge; such exchanges will be made at the next-determined net asset value of the shares.

CLASS B SHARES

You may exchange Class B shares of any Fund for Class B shares of any other series of the Trusts. Such exchanges will be made at the next-determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges -- Class B Shares" above.

CLASS C SHARES

You may exchange Class C shares of any Fund for Class C shares of any other series of the Trusts which offers Class C shares or for Class A shares of the Money Market Funds.

AUTOMATIC EXCHANGE PLAN

EACH FUND HAS AN AUTOMATIC EXCHANGE PLAN UNDER WHICH SHARES OF A CLASS OF THE FUND ARE AUTOMATICALLY EXCHANGED EACH MONTH FOR SHARES OF THE SAME CLASS OF OTHER SERIES OF THE TRUSTS. THE MINIMUM MONTHLY EXCHANGE AMOUNT UNDER THE PLAN IS $100. THERE IS NO FEE FOR EXCHANGES MADE PURSUANT TO THIS PROGRAM, BUT THERE MAY BE A SALES CHARGE AS DESCRIBED ON THIS PAGE.

TO MAKE AN EXCHANGE, please call 800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business, call New England Funds Personal Access Line{TM} at 800-346-5984 twenty-four hours a day or write to New England Funds, L.P. Exchange requests after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day the Exchange is open. The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), except that under the Automatic Exchange Plan the minimum is $100. All exchanges are subject to the eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must obtain and carefully read a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions. For federal tax purposes, an exchange of shares from one series of the Trusts for shares of another series is considered to be a redemption and purchase and, therefore, is considered to be a taxable event on which you may recognize a gain or a loss.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

----------------------------------------------------------------
                        FUND DIVIDEND PAYMENTS
----------------------------------------------------------------

Each Fund intends to pay dividends at least annually. Each Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long- and short-term capital gains (after applying any available capital loss carryovers). The trustees of the Trust may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of a Fund shortly before it declares a dividend or a capital gain distribution, you should be aware that a portion of the purchase price may be returned to you as a taxable distribution.

You have the option to reinvest all distributions in additional shares of the same class of the applicable Fund or in shares of the same class of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or of the same class of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds, L.P. in writing or by calling 800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

DIVIDEND DIVERSIFICATION PROGRAM

You may also establish a dividend diversification program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain and carefully read a copy of that fund's prospectus.

----------------------------------------------------------------
                          SELLING FUND SHARES
----------------------------------------------------------------

4 WAYS TO SELL FUND SHARES

You may sell Class A, Class B and Class C shares of a Fund in the following ways:

      THROUGH YOUR INVESTMENT DEALER:

Call your authorized investment dealer for information.

      BY TELEPHONE:

You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. Class A and C shares only may also be redeemed by calling New England Funds Personal Access Line{TM} at 800-346-5984 twenty-four hours a day. The proceeds (LESS ANY APPLICABLE CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record -- Shares may be redeemed by calling 800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business and requesting that a check for the proceeds (LESS ANY APPLICABLE
CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to your address of record on the business day after your redemption request is received.

Through ACH -- Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business or, for Class A and C shares only, call New England Funds Personal Access Line{TM} at 800-346-5984 twenty-four hours a day. The proceeds (LESS ANY APPLICABLE CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

      BY MAIL:

You may redeem your shares at their net asset value (LESS ANY APPLICABLE CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which you are signing (such as trustee, custodian, under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

      BY SYSTEMATIC WITHDRAWAL PLAN:

You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account (based on the day you establish your plan). Redemption of shares pursuant to the Systematic Withdrawal Plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

GENERAL. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day will receive that day's net asset value). Redemption proceeds (LESS ANY APPLICABLE CDSC) will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check or the funds have cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call your investment dealer or the Distributor for more information.

Telephone redemptions are not available for tax qualified retirement plans or for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

A Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

If NEFM determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "Fund Details -- How Fund Share Price Is Determined." Securities distributed by a Fund in kind will be selected by NEFM in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

REPURCHASE OPTION

(CLASS A SHARES ONLY)

You may apply your proceeds from the redemption of Class A shares of a Fund (without a sales charge) to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences (even if the proceeds are later reinvested). Please consult your tax adviser.

----------------------------------------------------------------
                             FUND DETAILS
-----------------------------------------------------------------

HOW FUND SHARE PRICE IS

DETERMINED

The net asset value ("NAV") of each Fund is determined as of the close of regular trading (normally, 4:00 p.m. (Eastern time)) on the Exchange on each day the Exchange is open. Shares of the Underlying Funds are valued at their reported NAVs. Although the NAV will be calculated at the close of all regular trading days, the NAV reported to The Nasdaq Stock Market for distribution to news agencies will be delayed by one business day.

The net asset value per share of each class is determined by dividing the value of the shares of the Underlying Funds held by each class (determined as explained above) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of each Fund's Class A shares is determined by adding the applicable sales charge to the net asset value. See "Buying Fund Shares -- Sales Charges" above. The public offering price of each Fund's Class B and Class C shares is the net asset value per share.

The price you pay for a share will be determined using the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that day's public offering price.

CALCULATING THE PRICE OF SHARES

Total Market
Value of
Underlying       Other      Any
Funds          + Assets  -  Liabilities
-------------------------------------    =  Net Asset Value (NAV)
Total Number of Outstanding
Shares in a Class

THE PUBLIC OFFERING PRICE FOR CLASS A SHARES IS THE NAV PLUS THE
APPLICABLE SALES CHARGE. THE PUBLIC OFFERING PRICE FOR CLASS B
AND CLASS C SHARES IS THE NAV.

----------------------------------------------------------------
                       INCOME TAX CONSIDERATIONS
----------------------------------------------------------------

Each Fund intends to meet all requirements of the Code necessary to qualify as a "regulated investment company" and thus generally does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from a Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (A portion of these distributions may qualify for the dividends-received deduction for corporations.) Distributions derived from a Fund's long-term capital gains ("capital gains distributions"), if designated as such by a Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both income distributions and capital gains distributions are taxable whether you elect to receive them in cash or additional shares.

Distributions received by a Fund from an Underlying Fund generally will be ordinary income dividends, includible in the Fund's ordinary income, if paid from the Underlying Fund's ordinary income or net short-term capital gains. Distributions paid from an Underlying Fund's net long-term capital gains generally will be treated by the Fund as long-term capital gains.

To avoid an excise tax, each Fund intends to distribute prior to calendar year end virtually all of the Fund's ordinary income earned during that calendar year, and virtually all of the capital gain net income the Fund realized during the twelve months ending October 31 but not previously distributed. If declared in October, November or December to shareholders of record in such a month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

Upon a sale or other disposition of shares in a Fund, you may realize a gain or loss which will be a capital gain or loss if you held your shares as a capital asset and, if so, may qualify for reduced federal tax rates depending upon your holding period for your shares.

Each Fund is required to withhold 31% of all taxable distributions, including redemption proceeds, it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past, or if you fail to certify to the Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, a corporate shareholder or fall within another category of shareholders that are exempt from those rules, however, these back-up withholding rules generally will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you are not a corporate shareholder or otherwise exempt from the information reporting rules, and you earn more than $10 in taxable income from a Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The foregoing is a summary of certain federal income tax consequences of an investment in a Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in a Fund on their particular federal, state and local tax situations.

----------------------------------------------------------------
                          THE FUNDS' EXPENSES
----------------------------------------------------------------

Under separate plans adopted pursuant to Rule 12b-1 under the 1940 Act, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to each class of the Fund's shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the applicable Fund's shares, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. The service fee is payable only to reimburse the Distributor for amounts it pays or expends in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the service plan for that year, such expenses may be carried forward for reimbursement in future years in which the plan remains in effect. Under the plans applicable to each Fund's Class B and Class C shares, each Fund pays the Distributor a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to each of its Class B and Class C shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Class B or Class C shares of the Funds, and may retain all or any portion of the distribution fee as compensation for the Distributor's services as principal underwriter of such Class B or Class C shares.

SPECIAL SERVICING AGREEMENT

All expenses of the Funds other than advisory fees and Rule 12b-1 fees will be paid for in accordance with a Special Servicing Agreement (the "Agreement") among NEFM, the Trust on behalf of the Funds, the Distributor, New England Funds Trust I, New England Funds Trust II, New England Funds Trust III, New England Cash Management Trust, Jurika & Voyles Fund Group, Loomis Sayles Funds, Harris Associates Investment Trust, Reich & Tang Equity Fund, Inc. and Delafield Fund, Inc. Under the Agreement, NEFM will arrange for all of the services pertaining to the operation of the Funds including the shareholder servicing and fund accounting services provided by the Distributor. In addition, the Agreement provides that, if the officers of any Underlying Fund, at the direction of its Board of Directors/Trustees, determine that the aggregate expenses of the Funds are less than the estimated savings to the Underlying Fund from the operation of the Funds, the Underlying Fund will bear those expenses in proportion to the average daily value of its shares owned by each Fund. Consequently, no Underlying Fund will be expected to carry expenses that are in excess of the estimated savings to it. The estimated savings are expected to result primarily from the elimination of numerous separate shareholder accounts which either currently are or have the potential to be invested directly in the Underlying Funds. The estimated savings produced by the operation of a Fund will most likely suffice to offset most, if not all, the expenses incurred by that Fund other than management or Rule 12b-1 fees.

In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of a Fund, that Fund will pay the portion of the costs determined to be greater than the benefits. These costs include accounting, custody, auditing, legal, blue sky and trustees' fees, as well as organizational, prospectus, shareholder reporting, proxy, general administrative and miscellaneous expenses.

All expenses of the Funds, excluding certain non-recurring and extraordinary expenses, will be paid for in accordance with the Agreement, including fees and expenses incurred in connection with membership in investment company organizations; organizational, legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the trustees of the Trust who are not affiliated with NEFM; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

-----------------------------------------------------------------
                         PERFORMANCE CRITERIA
-----------------------------------------------------------------

Each Fund may include total return information for each class of shares in advertisements or other written sales material. A Fund will show each class's average annual total return for the one-, five- and ten-year periods (or the life of the Fund, if shorter) through the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B shares, imposition of the CDSC to the period quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect during the relevant period. A Fund or classes may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return is higher.

Each Fund may also include the yield of each class of its shares, accompanied by the total return, in advertising and other written material. Yield will be computed in accordance with the SEC's standardized formula by dividing the adjusted net investment income per share earned during a recent thirty-day period by the maximum offering price of a share of the relevant class (reduced by any earned income expected to be declared shortly as a dividend) on the last day of the period. Yield calculations will reflect any voluntary expense limitations in effect for the Fund during the relevant period.

Each Fund may present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

All performance information is based on past results and is not an indication of likely future performance.

----------------------------------------------------------------
                   ADDITIONAL FACTS ABOUT THE FUNDS
----------------------------------------------------------------

[] The Trust was organized in 1997 as a Massachusetts business trust and is authorized to issue an unlimited number of full
      and fractional shares in multiple series and classes thereof.

[] When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual dividends as determined by the Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of a Fund vote separately from shares of other series of the Trust, except as otherwise required by law. Shares of all classes of a Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, on which only shares of that class are entitled to vote.

[] Except for matters that are explicitly identified as "fundamental" in this prospectus or the Statement, the investment policies of a Fund may be changed by the Trust's trustees without shareholder approval or, in most cases, prior notice. The investment objective of each Fund is not fundamental. If there is a change in a Fund's objective, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

[] Each Fund offers Class Y shares to certain qualified investors. Class Y shares are identical to Class A, Class
B
      and Class C shares, except that Class Y shares have no sales charge or CDSC, bear no Rule 12b-1 fees (all of which may affect performance) and have separate voting rights in certain circumstances. Absent the Special Servicing Agreement, Class Y shares may bear their own transfer agency
      and prospectus printing costs and do not bear any portion of those costs relating to other classes of shares.

[] No series of the Trust is liable for the obligations of any other series of the Trust. However, because the Prospectus pertains to more than one Fund, it is possible that one of the Funds to which the Prospectus pertains might become liable for any misstatement, inaccuracy, or incomplete disclosure in the Prospectus concerning any other Fund to which the Prospectus pertains. The trustees of the Trust have considered this possible liability and approved the use
      of this combined prospectus for the Funds.

[] The Trust does not generally hold regular shareholder meetings and will do so only when required by law.
      Shareholders of the Trust may remove the trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.

[] The Funds' distributor, New England Funds, L.P., an affiliate of NEFM, is located at 399 Boylston Street, Boston, MA 02116.

[] The transfer and dividend paying agent for the Fund is New England Funds, L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

[]    New England Funds, L.P. also performs certain accounting
and
      administrative services for the Funds. Each Fund reimburses
      New England Funds, L.P., subject to the Special Servicing
      Agreement described above, for all or part of its expenses for providing such administrative services.

[] If the balance in your account with a Fund is less than a minimum amount set by the trustees of the Trust from time to
      time (currently $1,000 for all accounts except for those indicated below), the Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the
      account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

[] Each Fund's annual report contains additional performance information and is available upon request and without charge. Each Fund will send a single copy of its annual
and
      semi-annual reports to an address to which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report in writing or by telephone.

[]    The Class A, Class B, Class C and Class Y structure could
be
      terminated should certain IRS rulings be rescinded.

[] Summit Cash Reserves Fund (the "Cash Fund"), a series of Financial Institutions Series Trust, is related to the
Funds
      for purposes of investment and investor services. Shares of all classes of a Fund may be exchanged for shares of the Cash Fund at net asset value. If shares of the Fund that are exchanged for shares of the Cash Fund are subject to a CDSC, the holding period for purposes of determining expiration of the CDSC will stop and resume only when an exchange is made back into shares of a series of the Trust.

      If Fund shares subject to a CDSC are exchanged for Cash
Fund
      shares and the Cash Fund shares are later redeemed rather than being exchanged back into shares of a series of the Trusts, then a CDSC will apply at the same rate as if the Fund shares were redeemed at the time of the exchange.

[] The Trust's trustees have the authority without shareholder approval to issue other classes of shares of a Fund that represent an interest in the Fund's investment portfolio but
      that have different sales loads and fee arrangements.

[] With regard to the voting of all proxies in connection with its investments in the Underlying Funds, each Fund intends to vote the shares of an Underlying Fund held by it in the same proportion as the vote of all other holders of such Fund's shares. The effect of such "mirror" voting is to neutralize the Funds' influence on corporate matters regarding the Underlying Funds in which the Funds invest.

[] Shareholder inquiries should be directed to the Distributor by calling 800-225-5478 or writing to New England Funds, L.P., 399 Boylston Street, Boston, MA 02116.

----------------------------------------------------------------
                           GLOSSARY OF TERMS
----------------------------------------------------------------

CAPITAL GAIN DISTRIBUTIONS - Properly designated payments to shareholders of net long-term capital gains in excess of net short-term capital losses earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.

CONTINGENT DEFERRED SALES CHARGE (CDSC) -- A fee that may be charged when a shareholder sells fund shares.

DISTRIBUTION FEE -- An annual asset-based sales charge that is used to pay for sales-related expenses.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from interest or dividend income or from net short-term capital gains in excess of net long-term capital losses earned by the fund's portfolio.

MUTUAL FUND -- The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

NET ASSET VALUE (NAV) -- The market value of one share of a mutual fund on any given day without sales charge or CDSC.
Determined by dividing the fund's total net assets by the number of fund shares outstanding.

OPEN END MANAGEMENT INVESTMENT COMPANY -- A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

PUBLIC OFFERING PRICE -- The price of one share of a mutual fund, including its initial sales charge, if there is one.

RECORD DATE -- The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

SERVICE FEE -- Payments by a fund to a fund's distributor or a financial representative for personal services to investors and/or for maintenance of shareholder accounts.

TOTAL RETURN -- The change in value of an investment in the fund over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the SEC.

12B-1 FEES -- Fees paid by a mutual fund under a plan adopted under 1940 Act Rule 12b-1. Can include both distribution fees and service fees.


                              APPENDIX A

DESCRIPTIONS OF CERTAIN RISKS RELATED TO VARIOUS SECURITIES
INVESTED IN, AND INVESTMENT TECHNIQUES EMPLOYED BY, THE
UNDERLYING FUNDS IN WHICH THE FUNDS MAY INVEST

The following pages contain more detailed information about types of instruments in which the Underlying Funds (for purposes of this Appendix A only, the "Funds") may invest and strategies an adviser or subadviser may employ in pursuit of an Underlying Fund's investment objective.

[]    EQUITY SECURITIES

      Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company, and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of an investment in a
Fund
      may sometimes decrease instead of increase. A Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. A Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

      A Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally
      increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

[]    FIXED-INCOME SECURITIES

      Fixed-income securities include a broad array of short, medium and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets
(such
      as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

      Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security's issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest or dividend payments.

      Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause the
      Fund's net asset value to increase or decrease.

[]    LOWER QUALITY FIXED-INCOME SECURITIES

      Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower quality fixed-income
      securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the
      ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Fixed-income securities of below investment grade are commonly known as "junk bonds."

[]    U.S. GOVERNMENT SECURITIES

      U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association ("FNMA") and the Student Loan Marketing Association. Except for U.S. Treasury securities and GNMAs, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

[]    ASSET-BACKED SECURITIES

      Asset-backed securities represent undivided fractional interests in a special purpose entity with assets consisting
      of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed securities generally are issued by governmental, government-related and private organizations.

      Payments typically are made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Fund to reinvest the proceeds at a lower interest rate. In addition, like other debt securities, the value of asset-backed securities will normally decline in periods of rising interest rates. It is
      possible that the securities could become illiquid or experience losses if guarantors or insurers default.

[]    MORTGAGE-RELATED SECURITIES

      Mortgage-related securities are interests in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Prepayments of
      principal by mortgagors or mortgage foreclosures will affect the average life of the mortgage-related securities remaining in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and by factors including general economic conditions, the underlying location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayments tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates, the rate of prepayments tends to increase, thereby shortening the average life of a pool of mortgages. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although these securities may have a comparable risk of decline in market value in periods of rising interest rates.
      Unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

      The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association ("GNMA"), FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. FNMA and FHLMC issue pass-through securities from pools of conventional
and
      federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions
      and mortgage bankers.

      The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government; however, they are generally considered to present minimal credit risks.

      Adjustable rate mortgage securities ("ARMs") are a form of pass-through securities representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of
      ARMs tends to make their values less sensitive to interest rate changes.

      CMOs are debt obligations issued by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-
      related guarantors, such as GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by
      a U.S. Government agency or instrumentality, such as FHLMC, the CMOs represent obligations solely of the CMO issuer and are not insured or guaranteed by a U.S. Government agency
or
      instrumentality. The issuers of CMOs typically have no significant assets other than those pledged as collateral for the obligations. Stripped mortgage securities, which are a form of CMO, are usually structured with classes that receive different proportions of the interest and principal payments on a pool of mortgages. Sometimes, one class will receive all of the interest (the interest only or "IO" class) while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on any IO class or PO class is extremely sensitive not only to changes in prevailing interest rates but also to
      the rate of principal payments and prepayments on the related underlying mortgages and, in the most extreme cases,
      an IO class may become worthless.

      Certain Funds may invest in mortgage-related securities offered by private issuers, including pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs that are collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages.

      Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

      The Funds may purchase some mortgage-related securities through private placements without registration under the Securities Act of 1933, as amended.

[]    TAX EXEMPT SECURITIES

      Issuers of tax exempt securities may make interest and principal payments from money raised through a variety of sources, including (1) the issuer's general taxing power,
      (2) a specific type of tax, such a property tax, or (3) a particular facility or project, such as a highway. The ability of an issuer of tax exempt bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. The interest on tax exempt securities issued after August 15, 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earning on bond proceeds.

[]    BORROWING

      Certain Funds may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets to meet temporary or emergency purposes, and may pledge its assets in connection with such borrowings. Certain Funds will not purchase any securities while any such borrowings exceed a specified percentage of that
Fund's
      total assets (including reverse repurchase agreements and dollar roll transactions that are accounted for as financings).

      A Fund aggregates reverse repurchase agreements and dollar roll transactions that are accounted for as financings with its bank borrowings for purposes of limiting borrowings to one-third of the value of the Fund's total assets.

[]    LEVERAGE

      Leveraging the Funds through various forms of borrowing creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Fund that can exceed the income from
      the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than if leveraging were not used, and therefore the amount available
      for distribution to shareholders as dividends will be reduced.

[]    REPURCHASE AGREEMENTS

      Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities
      at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has the right to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various
      delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the SEC is currently
      of the view that repurchase agreements maturing in more than
      7 days are illiquid.

[]    SHORT-TERM TRADING

      A Fund may engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit the
      investment discretion of a Fund's adviser or subadviser, as the case may be, in managing the Fund's assets.

[]    SMALL COMPANIES

      Certain Funds, in the discretion of its adviser or subadviser, as the case may be, may invest without limit in the securities of companies with smaller capitalization. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies
      often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources, and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with
      larger capitalization or market averages in general. The net asset value of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

[]    FOREIGN SECURITIES

      Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

      Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available
      for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

      In addition, although a Fund's income may be received or realized in foreign currencies, the Fund will be required to
      compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses
      in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

      There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be
      more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation,
      political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

      A Fund's investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid
      or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

      A Fund may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of
      unsponsored depository receipts.

      In addition, a Fund may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

      In determining whether to invest in securities of foreign issuers, the adviser or subadviser, as the case may be, of
a
      Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

[]    FOREIGN CURRENCY

      Most foreign securities in a Fund's portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies.
      Similarly, any income on such securities is generally paid to a Fund in foreign currencies. The value of these foreign
      currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of
      a Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

      A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend,
      or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

[]    PRIVATIZATION

      In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S.
investors,
      such as certain Funds, to participate in privatizations may be limited by local law, or the terms of participation may be less advantageous than for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will
      retain its value or appreciate in value.

[]    OPTIONS, FUTURES, SWAP CONTRACTS AND CURRENCY TRANSACTIONS

      Certain Funds may buy, sell or write options on securities, securities indexes, currencies or futures contracts. These Funds may buy and sell futures contracts on securities, securities indexes or currencies. These Funds may engage in
      these transactions either for purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. These Funds may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. These Funds may enter into interest rate, currency and securities index swaps. These Funds will enter into these transactions
      primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against an increase in the price of securities the Fund anticipates purchasing at
a
      later date.

      A Fund may buy and sell futures contracts on a variety of stock indexes. Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

      Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset
      to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the
      option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires to "cover" its obligations under the option.

      A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or receipt) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract.
If
      the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss). Transactions in futures and related options involve the risks of (1) imperfect correlation between the price movement of the contracts and the underlying securities,
(2)
      significant price movement in one but not the other market because of different hours, (3) the possible absence of a liquid secondary market at any point in time, and the risk that if the adviser's or subadviser's prediction on interest
      rates or other economic factors is inaccurate, the Fund may be worse off than if it had not hedged. Futures transactions involve potentially unlimited risk of loss.

      Certain Funds may enter into interest rate, currency and securities index swaps. The Funds will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest
(for
      example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500) or in some other investment (such as U.S. Treasury securities.)

      The value of options purchased by a Fund, futures contracts held by a Fund's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options, futures or swaps involve costs and the possible risk of loss to the Fund of all or a significant part of the value of its investment. The Fund will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

      The successful use of options, futures and swaps will usually depend on the adviser's or subadviser's ability to forecast stock market, currency or other financial market movements correctly. A Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between the changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The successful use of the futures and exchange-traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely
      basis. There can be no assurance that such a market will exist at any particular time. In the case of swap contracts
      and options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Fund will treat most swap contracts and over-the-counter
      options (and the assets it segregates to cover its obligations thereunder) as illiquid. Certain provisions of the Code and certain regulatory requirements may limit a Fund's ability to engage in futures, options and swap transactions.

      The options and futures markets of foreign countries are small compared to those of the United States, and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments by the Funds in options and futures
      in foreign markets are subject to many of the same risks as are the Fund's other foreign investments. See "Foreign Securities" above.

[]    ZERO COUPON BONDS AND STRIPS

      A Fund may invest in zero coupon bonds and in "strips."
Zero
      coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accrued discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest after the securities are
      issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates
      to a greater degree than do interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their
      current value.

[]    CORPORATE REORGANIZATIONS

      Certain Funds may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in
      the judgment of the Fund's adviser or subadviser, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated
      at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss.

[]    SECURITIES LENDING

      A Fund may lend its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned,
      marked to market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. Any voting rights or rights to consent relating to the loaned securities pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. A Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

[]    SHORT SALES

      A Fund may engage in short sales. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Fund makes a short
      sale, the proceeds it receives from the sale will be held by the broker on behalf of the Fund until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund will need to arrange through the broker to borrow the securities and, in doing so, the Fund will be obligated to replace the securities borrowed at their market
      value at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable until the securities are replaced.

[]    SHORT SALES AGAINST THE BOX

      A short sale is a transaction in which a party borrows a security and then sells the borrowed security to another party. Certain Funds may engage in short sales only if the Fund owns (or has the right to acquire without further consideration) the security it has sold short, a practice known as selling short "against the box". Short sales against the box may protect the Fund against the risk of losses in the value of its portfolio securities because any losses with respect to such securities should be wholly or partially offset by a corresponding gain in the short position. However, any gains in such securities would be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when an adviser or subadviser
      does not want to sell the security.

[]    NON-DIVERSIFIED STATUS OF CERTAIN FUNDS

      Certain Funds are "non-diversified," and not limited under the 1940 Act in the percentage of their assets that they may
      invest in any one issuer. However, the Funds intend to comply with the diversification standards applicable to regulated investment companies under the Code. In order to meet those standards, among other requirements, at the close
      of each quarter of its taxable year (a) at least 50% of the value of the Fund's total assets must be represented by one or more of the following: (i) cash and cash items, including
      receivables; (ii) U.S. Government securities; (iii) securities of other regulated investment companies and (iv) securities (other than those in items (ii) and (iii) above) of any one or more issuers as to which the Fund's investment
      in an issuer does not exceed 5% of the value of the Fund's total assets or 10% of the issuer's outstanding voting securities; and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any
      one issuer (other than U.S. Government securities or securities of other regulated investment companies).

[]    MISCELLANEOUS

      A Fund will not invest more than 15% of its assets in "illiquid securities" (10% in the case of a Fund that is a money market fund), that is, securities which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

      A Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Investing in Rule 144A securities could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities are treated as illiquid, unless a Fund's adviser or subadviser, as the case may be, has determined, under guidelines established by the Board of Trustees/Directors of the Fund, that the particular issue of Rule 144A securities is liquid.
      Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such
a
      security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

      A Fund may purchase securities on a "when-issued" or "delayed-delivery" basis. This means that the Fund enters into a commitment to buy the security before the security has been issued, or, in the case of a security that has already been issued, to accept delivery of the security on
a
      date beyond the usual settlement period. If the value of a security purchased on a "when-issued" or "delayed-delivery" basis falls or market rates of interest increase between the
      time the Fund commits to buy the security and the delivery date, the Fund may sustain a loss in value of or yield on the security.


                              APPENDIX B
         OTHER UNDERLYING FUNDS IN WHICH THE FUNDS MAY INVEST

EQUITY FUNDS

LOOMIS SAYLES WORLDWIDE FUND

Loomis Sayles Worldwide Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

LOOMIS SAYLES CORE VALUE FUND

Loomis Sayles Core Value Fund's investment objective is long-term growth of capital and income.

LOOMIS SAYLES GROWTH FUND

Loomis Sayles Growth Fund's investment objective is long-term growth of capital.

LOOMIS SAYLES MID-CAP GROWTH FUND

Loomis Sayles Mid-Cap Growth Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

LOOMIS SAYLES MID-CAP VALUE FUND

Loomis Sayles Mid-Cap Value Fund's objective is long-term capital growth from investments in common stocks or their equivalent.

LOOMIS SAYLES SMALL CAP GROWTH FUND

Loomis Sayles Small Cap Growth Fund's objective is long-term capital growth from investments in common stocks or their equivalent.

LOOMIS SAYLES STRATEGIC VALUE FUND

Loomis Sayles Strategic Value Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

THE OAKMARK BALANCED FUND

The Oakmark Balanced Fund seeks high current income and preservation and growth of capital by investing in a diversified portfolio of equity and fixed-income securities.

THE OAKMARK SMALL CAP FUND

The Oakmark Small Cap Fund seeks long-term capital appreciation by investing primarily in equity securities.

THE OAKMARK INTERNATIONAL SMALL CAP FUND

The Oakmark International Small Cap Fund (formerly named The
Oakmark International Emerging Value Fund) seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with small market capitalization.

JURIKA & VOYLES VALUE AND GROWTH FUND

Jurika & Voyles Value and Growth Fund seeks long-term capital appreciation.

JURIKA & VOYLES BALANCED FUND

Jurika & Voyles Balanced Fund's objective is to provide investors with a balance of long-term capital appreciation and current income.

JURIKA & VOYLES SMALL CAP FUND

Jurika & Voyles Small Cap Fund seeks to maximize long-term capital appreciation.

NEW ENGLAND CAPITAL GROWTH FUND

New England Capital Growth Fund seeks long-term growth of capital.

NEW ENGLAND INTERNATIONAL EQUITY FUND

New England International Equity Fund seeks total return from long-term growth of capital and dividend income.

NEW ENGLAND STAR SMALL CAP FUND

New England Star Small Cap Fund seeks capital appreciation.

NEW ENGLAND STAR ADVISERS FUND

New England Star Advisers Fund seeks long-term growth of capital.

NEW ENGLAND STAR WORLDWIDE FUND

New England Star Worldwide Fund seeks long-term growth of capital.

NEW ENGLAND EQUITY INCOME FUND

New England Equity Income Fund seeks current income and capital growth.

REICH & TANG EQUITY FUND, INC.

Reich & Tang Equity Fund's investment objective is to seek growth of capital.

BOND FUNDS

LOOMIS SAYLES HIGH YIELD FUND

Loomis Sayles High Yield Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND

Loomis Sayles Intermediate Maturity Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Loomis Sayles Investment Grade Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

LOOMIS SAYLES MUNICIPAL BOND FUND

Loomis Sayles Municipal Bond Fund's investment objective is as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

LOOMIS SAYLES SHORT-TERM BOND FUND

Loomis Sayles Short-Term Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation with relatively low fluctuation in net asset value.

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

Loomis Sayles U.S. Government Securities Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

NEW ENGLAND GOVERNMENT SECURITIES FUND

New England Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities.

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND

New England Adjustable Rate U.S. Government Fund seeks a high level of current income consistent with low volatility of principal.

NEW ENGLAND HIGH INCOME FUND

New England High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND

New England Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital.


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission.
These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                         Subject to Completion

             Preliminary Prospectus dated November 7, 1997

[sail logo]
NEW ENGLAND FUNDS(R)
Where the Best Minds Meet(R)
----------------------------------------------------------------

                          CLASS Y SHARES OF:

                      New England One Growth Fund
                     New England One Moderate Fund
                   New England One Conservative Fund
                      PROSPECTUS AND APPLICATION

                              March, 1998

New England One Growth Fund, New England One Moderate Fund and
New England One Conservative Fund (the "Funds" and each a "Fund") are diversified series of New England Funds Trust IV (the
"Trust"), a registered open-end management investment company.

New England One Growth Fund's investment objective is long-term growth of capital. New England One Moderate Fund's investment objective is total return from growth of capital and, secondarily, current income. New England One Conservative Fund's investment objective is total return from a combination of current income and growth of capital. Each Fund seeks to accomplish its objective by investing primarily in a number of other related mutual funds (the "Underlying Funds"). There can be no assurance that a Fund will achieve its objective, which may be changed without shareholder approval.

Each Fund offers four classes of shares: Class Y (for qualified institutional investors) and Classes A, B and C (for other investors). This prospectus sets forth information investors should know before investing in Class Y shares. Please read it carefully and keep it for future reference. A Statement of Additional Information (the "Statement") about the Funds dated March, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116 or call toll free at 800-225-5478. The Statement, which contains more detailed information about the Funds and is incorporated into this prospectus by reference, is also available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). Class A, Class B and Class C shares of the Funds are described in a separate prospectus. To obtain more information about Class A, Class B and Class C shares, please call the Distributor toll-free at 800-225-5478.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                           TABLE OF CONTENTS

FUND EXPENSES
  1
INVESTMENT STRATEGY
  5
FUND MANAGEMENT
 12
BUYING FUND SHARES
 13
OWNING FUND SHARES
 15
FUND DIVIDEND PAYMENTS
 16
SELLING FUND SHARES
 16
FUND DETAILS
 18
INCOME TAX CONSIDERATIONS
 19
THE FUNDS' EXPENSES
 20
PERFORMANCE CRITERIA
 21
ADDITIONAL FACTS ABOUT THE FUNDS
 21
GLOSSARY OF TERMS
 23
APPENDIX A
A-1
APPENDIX B
B-1

----------------------------------------------------------------
                             FUND EXPENSES
----------------------------------------------------------------

SCHEDULE OF FEES
New England One Growth Fund
New England One Moderate Fund
New England One Conservative Fund

Expenses are one of several factors to consider when you invest in a Fund. The following table summarizes your maximum transaction costs from investing in Class Y shares of a Fund and estimated annual expenses for that Fund's Class Y shares. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Fund's Class Y shares for the periods specified.

SHAREHOLDER TRANSACTION EXPENSES


                                            CLASS Y

Maximum Initial Sales Charge Imposed        None
  on a Purchase

Maximum Contingent Deferred Sales           None
  Charge

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                          CLASS Y
Management Fees                           0.10%

12b-1 Fees                                None

Other Expenses*                           0.00%

Total Fund Operating Expenses             0.10%

* The payment of each Fund's pro rata share of expenses is subject to the Special Servicing Agreement. Please refer to "The
Funds' Expenses -- Special Servicing Agreement."

Each Fund's Class Y shares are expected to have a low expense ratio. However, each Fund's shareholders will indirectly bear that Fund's pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. The investment returns of each Fund, therefore, will be net of that Fund's share of the expenses of the Underlying Funds in which the Fund is invested. The chart below shows the expense ratios of each Underlying Fund after fee waiver or reimbursement, where applicable, as of its most recent fiscal year end.

EXPENSE RATIOS OF THE UNDERLYING FUNDS IN WHICH THE FUNDS
INITIALLY WILL INVEST

                           EXPENSE
EXPENSE
UNDERLYING FUND            RATIO    UNDERLYING FUND
RATIO

EQUITY FUNDS                        BOND FUNDS

                                    Loomis Sayles Bond
0.75%
                                      Fund

Delafield Fund, Inc.       1.29%*   Loomis Sayles Global
0.90%*
                                      Bond Fund

Loomis Sayles              1.00%*   New England Strategic
1.03%
  International Equity                Income Fund
  Fund

Loomis Sayles Small        0.94%    New England Bond
0.80%
  Cap Value Fund                      Income Fund

New England Growth         0.93%
  Fund

New England Growth         1.05%    MONEY MARKET FUND
  Opportunities
  Fund

New England Value Fund     1.06%    New England Cash
0.88%
                                      Management
                                      Trust - Money
                                      Market Series

The Oakmark Fund           1.18%

The Oakmark                1.32%
  International Fund

The Oakmark Select         1.41%
  Fund

Jurika & Voyles Mini-      1.50%
  Cap Fund

* Expense rates for these Underlying Funds were maintained by certain of their service providers affiliated with New England Funds, L.P. through fee waivers, reimbursements, fee reductions or some similar method for their respective fiscal periods. Absent such maintenance of expenses, each Underlying Fund's total operating expenses would have been: Delafield Fund, Inc. - 1.49%; Loomis Sayles International Equity Fund - 1.17%; Jurika & Voyles Mini-Cap Fund - 1.74%; and Loomis Sayles Global Bond Fund
- 1.62%. If the relevant service providers had not maintained the Underlying Funds' expenses, their total returns for the period would have been lower.

The average weighted expense ratios borne by New England One Conservative Fund, New England One Moderate Fund and New England One Growth Fund are expected to be [ ]%, [ ]% and [ ]%, respectively (see "Investment Strategy -- How the Funds Pursue Their Investment Objectives" for a description of the initial allocation of each Fund's assets among the Underlying Funds). The Underlying Funds in which each of the Funds is invested will vary and the proportion of the assets of the Funds invested in each of the Underlying Funds will fluctuate. Therefore, the average weighted expense ratios of the Funds may be greater or less than the percentages listed above at any given time.

EXAMPLE

Using the ratios set forth above, the total pro rata expenses relating to a $1,000 investment in each Fund's Class Y shares, assuming a 5% annual return and, unless otherwise indicated, redemption at the end of each period are listed below. Investors do not pay the majority of these expenses directly; they are paid by each Underlying Fund before it distributes its net investment income to a Fund. The example for each Fund is based upon the initial mix of Underlying Funds for that Fund set forth in the table above. The Adviser may, in its discretion, alter the mix of Underlying Funds in which a Fund is invested at any time.

NEW ENGLAND ONE           CLASS Y
  CONSERVATIVE FUND

1 Year                       $
3 Years                      $

NEW ENGLAND ONE           CLASS Y
  MODERATE FUND

1 Year                       $
3 Years                      $

NEW ENGLAND ONE           CLASS Y
  GROWTH FUND

1 Year                       $
3 Years                      $

See "The Funds' Expenses -- Special Servicing Agreement" for an explanation of the Special Servicing Agreement. This example assumes that each Fund reinvests all dividends and distributions paid by the Underlying Funds. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES OF THE FUNDS AND UNDERLYING FUNDS MAY VARY FROM YEAR TO YEAR AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about each Fund's fees and other expenses, please see "Fund Management," "The Funds' Expenses" and "Additional Facts About the Funds."

PERFORMANCE OF THE UNDERLYING FUNDS

Past investment performance of the Underlying Funds, as shown in the table below, is provided to indicate the experience of the various advisers in managing the Underlying Funds and may be relevant to your consideration of the Funds. However, the past investment performance of the Underlying Funds should not be considered to be indicative of future performance of the Underlying Funds or the Funds. Investors should consider that, because each Fund will invest in varying combinations of Underlying Funds, the performance of a Fund will reflect the combined performance of the Underlying Funds in which it invests and will be affected by the varying allocation of investments in Underlying Funds. Moreover, in addition to the expenses borne by each Underlying Fund, the Funds will incur investment advisory fees and may incur some or all of their own direct expenses under the Special Servicing Agreement (see "The Funds' Expenses -- Special Servicing Agreement" below). Accordingly, the investment performance of the Funds will be less than the weighted average of the returns of the Underlying Funds in which they invest.

The following chart shows the average annual total returns, if available, as a percentage of net asset value for each of the initial Underlying Funds for their most recent one-, five-, ten-year or life of fund periods. Unless otherwise noted, total return figures relate to each Underlying Fund's Class Y shares, which impose no sales loads or Rule 12b-1 fees.

                                   AVERAGE ANNUAL TOTAL
RETURNS(1)

                         INCEPTION     ONE    FIVE     TEN
LIFE OF
                           DATE       YEAR    YEARS   YEARS
FUND

EQUITY FUNDS

Delafield Fund,          11/19/93      n/a     n/a     n/a
n/a
  Inc.(2)

Loomis Sayles             5/10/91    18.30%  10.69%    --
10.11%
  International
  Equity Fund

Loomis Sayles Small       5/13/91    30.35%  17.38%    --
20.85%
  Cap Value Fund

New England Growth       11/27/68    20.88%  10.02%  14.58%
--
  Fund(3)

New England Growth        5/6/31     17.21%  13.53%  12.72%
--
  Opportunities
  Fund(3)

New England Value         3/31/94    26.43%    --      --
21.67%
  Fund

The Oakmark Fund          8/5/91      18.1%   25.8%    --
29.2%

The Oakmark               9/30/92     24.9%    --      --
16.0%
  International Fund

The Oakmark Select        11/1/96      n/a     n/a     n/a
n/a
  Fund(2)

Jurika & Voyles           9/30/94    38.46%    --      --
46.86%
  Mini-Cap Fund(4)

BOND FUNDS

Loomis Sayles Bond        5/16/91    10.29%  14.29%    --
14.32%
  Fund

Loomis Sayles Global      5/10/91    15.02%   8.50%    --
10.51%
  Bond Fund

New England               5/1/95     14.52%    --      --
15.00%
  Strategic Income
  Fund(3)

New England Bond          1/1/95      4.59%    --      --
12.49%
  Income Fund

MONEY MARKET FUND                        YIELD*
EFFECTIVE
                                                          YIELD*

New England Cash            7/10/78       4.46%            4.56%
  Management
  Trust - Money Market
  Series

*  Seven days ended June 30, 1996.

(1) As of each Underlying Fund's most recent fiscal reporting period.

(2)   Performance data not available.

(3) Although the Fund offers Class Y shares, it did not offer Class Y shares prior to 1997. The inception date and average annual total return provided are those of the
Fund's
      Class A shares, which may have a higher expense ratio due to sales charges applicable to Class A shares but not Class Y shares.

(4) The Fund does not offer Class Y shares. The inception date and average annual total return provided are those of the Fund's Class J shares, which impose no sales load.

All total return calculations assume that dividends and capital gains distributions, if any, were reinvested.
PERFORMANCE FIGURES ARE HISTORICAL AND ARE NOT INTENDED TO
INDICATE FUTURE INVESTMENT PERFORMANCE.

----------------------------------------------------------------
                          INVESTMENT STRATEGY
----------------------------------------------------------------

INVESTMENT OBJECTIVES

NEW ENGLAND ONE GROWTH FUND (the "Growth Fund")

The Growth Fund seeks long-term growth of capital.

NEW ENGLAND ONE MODERATE FUND (the "Moderate Fund")

The Moderate Fund seeks total return from growth of capital and, secondarily, from current income.

NEW ENGLAND ONE CONSERVATIVE FUND  (the "Conservative Fund")

The Conservative Fund seeks total return from a combination of current income and growth of capital.

HOW THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES

To achieve their investment objectives, the Funds invest primarily in mutual funds offered by New England Funds, L.P. and its affiliates, including certain funds comprising the New England Funds (the "New England Funds"), the Oakmark Family of Funds, the Loomis Sayles Funds, the Jurika & Voyles Fund Group, Reich & Tang Equity Fund, Inc., and Delafield Fund, Inc. The funds in which the Funds may invest are referred to as the "Underlying Funds" (see the table below and Appendix B). The investment adviser or subadviser of each of the Underlying Funds is an affiliated investment management subsidiary of New England Investment Companies, L.P. ("NEIC"). Certain of the Underlying Funds are managed by sub-advisers that are unaffiliated with NEIC. Some of the Underlying Funds are equity mutual funds ("Underlying Equity Funds"), which invest primarily in stocks to achieve growth. Other Underlying Funds are bond mutual funds ("Underlying Bond Funds"), which invest for income and, in some cases, appreciation as well.

Each Fund will invest its cash flows according to a fixed allocation model, selected to generate a reasonable level of total return while controlling for risk. Each Fund will rebalance its portfolio no more than annually as a means of maintaining the return and risk characteristics of a Fund. Under normal market conditions, the Funds will invest according to the following guidelines:

GROWTH FUND

The Growth Fund will invest in a selected mix of equity and bond funds from among the Underlying Funds. Under normal market conditions, the Growth Fund is expected to invest approximately 90% of its assets in equity funds and 10% of its assets in bond funds. The equity funds are included in the mix primarily to generate growth of capital while the bond funds are intended to reduce volatility and contribute towards total return.

The investments of the Growth Fund will be allocated initially as shown below, based on NEFM's allocations effective on the date of this Prospectus:

           New England Growth Opportunities Fund
           Delafield Fund, Inc.
           The Oakmark Fund
           New England Growth Fund
           The Oakmark International Fund
           Loomis Sayles International Equity Fund
           New England Strategic Income Fund
           Loomis Sayles Small Cap Value Fund
           The Oakmark Select Fund

NEFM may alter the allocation of investments for the Fund at any time.

MODERATE FUND

The Moderate Fund will invest in a selected mix of equity and bond funds from among the Underlying Funds. The equity funds are included in the mix primarily to generate growth of capital while the bond funds are intended to generate current income. Under normal market conditions, the Moderate Fund is expected to invest approximately 70% of its assets in equity funds and 30% of its assets in bond funds.

The investments of the Moderate Fund will be allocated initially as shown below, based on NEFM's allocations effective on the date of this Prospectus:

            New England Bond Income Fund
            New England Growth Fund
            New England Growth Opportunities Fund
            New England Strategic Income Fund
            Jurika & Voyles Mini-Cap Fund
            The Oakmark Fund
            Delafield Fund, Inc.
            The Oakmark International Fund
            Loomis Sayles International Equity Fund
            Loomis Sayles Small Cap Value Fund

NEFM may alter the allocation of investments for the Fund at any time.

CONSERVATIVE FUND

The Conservative Fund will invest in a selected mix of bond and equity funds from among the Underlying Funds. Under normal market conditions, the Conservative Fund is expected to invest approximately 60% of its assets in bond funds and 40% of its assets in equity funds. The bond funds are included in the mix to generate current income primarily while the equity funds are intended to generate growth of capital.

The investments of the Conservative Fund will be allocated initially as shown below, based on NEFM's allocations effective on the date of this Prospectus:

           Loomis Sayles International Equity Fund
           Loomis Sayles Bond Fund
           New England Value Fund
           Delafield Fund, Inc.
           The Oakmark Fund
           Loomis Sayles Global Bond Fund
           New England Strategic Income Fund
           New England Bond Income Fund
           New England Growth Opportunities Fund

NEFM may alter the allocation of investments for the Fund at any time.

RISK PROFILE: POTENTIAL RISK AND REWARD. The value of a Fund's investments in Underlying Equity Funds will fluctuate with changes in the stock market and changes in the economy. The value of a Fund's investments in Underlying Bond Funds can be expected to vary inversely to changes in prevailing interest rates. While fixed-income securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Certain Underlying Funds in which a Fund invests may purchase high yield securities and mortgage-backed securities. High yield securities usually entail greater risk and may be more volatile and less liquid than other fixed-income securities. Mortgage-backed securities are subject to the same risks as fixed-income securities in general, but also may react differently or less favorably to changes in interest rates as a result of prepayment risk. In addition, investing in Underlying Funds that invest internationally involves different or increased risks. Foreign investment means that the performance of a Fund will be affected by currency values, the political and regulatory environment, greater volatility of securities exchanges and overall political and economic factors in the countries in which the Underlying Funds invest. Certain Underlying Funds may invest in emerging market country securities, which may increase these risks, but may offer superior growth opportunities.

                       WHY INVEST IN THE FUNDS?

The Funds are designed for investors who prefer to have their asset allocation decisions made by professional money managers, appreciate the advantages of broad diversification in one investment, or are looking for a core investment for their retirement portfolio.

The primary advantages of the Funds for investors are simplification, convenience and economy. Each Fund provides an investor access to the Underlying Funds without the required minimum investment for each. Through a single investment, they will be able to achieve broad diversification in pursuit of one of three distinct objectives.

The proliferation of mutual funds over the last several years have left many investors in search of a simple means by which to manage and understand their investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions with limited experience, time or personal resources. The Funds offer broad diversification and ongoing professional asset allocation.

Each of the Funds invests in a select group of Underlying Funds suited to the Fund's particular investment objective. The allocation of assets within each Fund is determined by New England Funds Management, L.P. ("NEFM" or the "Adviser") according to fundamental and quantitative investment analysis. The assets will be adjusted only periodically and only within pre-determined ranges designed to ensure broad diversification. There should not be any sudden large-scale changes in asset allocation. New England Funds are not designed as market timing vehicles but rather as cost-effective and simple modes of helping investors meet retirement and other long-term goals.

THE UNDERLYING FUNDS

The Underlying Funds that initially will be considered for investment by each Fund are described below. The Underlying Funds in which the Funds intend to invest may change from time to time and the Funds may invest in Underlying Funds in addition to those described below at the discretion of NEFM without shareholder approval. Other Underlying Funds in which the Funds may invest are described in Appendix B.

The value of each Underlying Fund's investments and the income they generate will vary from day-to-day and generally reflect market conditions, interest rates, and other company, political, or economic developments both in the United States and abroad. When a Fund redeems shares of an Underlying Fund, they may be worth more or less than their original cost. As with any mutual fund, there is no assurance that an Underlying Fund will achieve its objective.

The Underlying Funds spread investment risk in varying degrees by limiting their holdings in any one company or industry.
Nevertheless, each Underlying Fund will experience price volatility the extent of which will be affected by the types of securities and techniques the particular Underlying Fund uses.

Each Underlying Fund may invest in securities and engage in derivative transactions described in Appendix A to pursue portfolio strategy. Derivatives involve certain risks that are different from the risks associated with other securities.

Each Underlying Fund normally will be invested according to its investment strategy. However, an Underlying Fund may also have the ability to invest without limitation in high-quality money market instruments or other investments for temporary, defensive purposes.

The following is intended to summarize the investment objectives and strategies of the Underlying Funds. These summaries do not reflect all of the investment policies and strategies that are disclosed in each Underlying Fund's prospectus, and are not an offer of the Underlying Funds' shares.

EQUITY FUNDS

DELAFIELD FUND, INC.

The investment objectives of Delafield Fund, Inc. are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

The Fund will seek to achieve these objectives by investing primarily in the equity securities of domestic companies which, based on the research of the Fund's adviser are considered to be undervalued or to represent special situations (i.e., companies undergoing change that might cause their market value to grow at a rate faster than the market generally). The Fund will under normal circumstances have substantially all of its assets (i.e., more than 65%) invested in a diversified portfolio of equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks. The Fund at times may also invest less than 35% of its total assets in debt securities and preferred stocks offering a significant opportunity for price appreciation.

LOOMIS SAYLES SMALL CAP VALUE FUND

The investment objective of Loomis Sayles Small Cap Value Fund is long-term capital growth from investments in common stocks or their equivalent. The Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization companies with good earnings growth potential that the Fund's adviser believes are undervalued by the market. The Fund will normally invest at least 65% of its total assets in companies with market capitalization of less than $1 billion and may invest up to 35% of its assets in large companies. The Fund's adviser seeks to build a core small capitalization portfolio of stocks of solid companies with reasonable growth prospects that are attractively priced in relation to the companies' earnings with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which the Fund's adviser believes have favorable prospects for recovery), as well as unrecognized stocks. Current income is not a consideration in selecting the Fund's investments. The Fund may invest up to 20% of its assets in securities of foreign issuers. The Fund may also engage in foreign currency hedging transactions and purchase Rule 144A securities.

THE OAKMARK FUND

The Oakmark Fund seeks long-term capital appreciation by investing primarily in equity securities. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

The Fund invests principally in securities of U.S. issuers. However, it may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, including foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund's foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

THE OAKMARK INTERNATIONAL FUND

The Oakmark International Fund seeks long-term capital appreciation by investing primarily in equity securities of non-
U.S. issuers. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

The Fund's adviser considers the relative political and economic stability of the issuer's home country, the ownership structure of the company and the company's accounting practices in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (for example, Japan, Canada and the United Kingdom), in less developed markets (for example, Mexico and Thailand) and in selected emerging markets (such as Peru and India). Investments in securities of non-U.S. issuers, especially those traded in less developed or emerging markets, present additional risk. There are no limits on the Fund's geographic asset distribution, but, to provide adequate diversification, the Fund ordinarily invests in the securities markets of at least five countries outside the United States.

JURIKA & VOYLES MINI-CAP FUND

The Jurika & Voyles Mini-Cap Fund seeks to maximize long-term capital appreciation. The Fund invests primarily in the common stock of quality companies having small market capitalizations that offer current value and significant future growth potential.

The Fund will invest at least 65% of its total assets in the common stock of companies having market capitalizations at the time of purchase of between $50 million and $500 million. The Fund typically expects that at least 80% of its equity holdings will fall within this capitalization range. The average and median market capitalizations will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

LOOMIS SAYLES INTERNATIONAL EQUITY FUND

Loomis Sayles International Equity Fund's investment objective is high total investment return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing primarily in equity securities of companies organized or headquartered outside the United States. Under normal conditions the Fund will invest at least 65% of its total assets in equity securities of issuers from at least three countries outside the United States. For temporary defensive purposes, the Fund may invest as much as 100% of its assets in issuers from one or two countries, which may include the United States. The Fund may also engage in foreign currency hedging transactions, options transactions, and Rule 144A securities.

NEW ENGLAND GROWTH FUND

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy. Most of the Growth Fund's investments are normally in common stocks, although the Fund may invest in any type of equity securities. The Fund does not consider current income as a factor in selecting its investments. The Fund may invest in foreign securities.

NEW ENGLAND VALUE FUND

New England Value Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities. Substantially all of the Fund's investments are normally in equity securities. In selecting investments for the Fund, the emphasis is ordinarily placed on undervalued securities. Although long-term market appreciation is ordinarily the basis for security selection, current income may be a significant consideration when yields appear to be favorable compared to overall opportunities for capital appreciation. The Fund may invest in foreign securities.

NEW ENGLAND GROWTH OPPORTUNITIES FUND

New England Growth Opportunities Fund seeks opportunities for long-term growth of capital and income. It is normally the policy of the Fund to invest in a diversified portfolio of common stocks considered by the Fund's subadviser to have possibilities for long-term appreciation of capital and income. Emphasis will be given to both undervalued securities and securities of companies with growth potential. The Fund will ordinarily invest substantially all of its assets in equity securities. The Fund may invest in foreign securities that are traded in U.S. markets.

THE OAKMARK SELECT FUND

The Oakmark Select Fund seeks long-term capital appreciation by investing primarily in a non-diversified portfolio of equity securities. The Fund invests principally in securities of U.S. issuers. However, it may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, including foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund's foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets. As a "non-diversified" fund, the Fund is not limited under the Investment Company Act of 1940 (the "1940 Act") in the percentage of its assets that it may invest in any one issuer.

BOND FUNDS

LOOMIS SAYLES BOND FUND

Loomis Sayles Global Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation. The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed-income securities, although up to 20% of its assets may be invested in preferred stocks. At least 65% of the Fund's total assets will normally be invested in bonds. The Fund may invest any portion of its assets in securities of Canadian issuers, and up to 20% of its assets in securities of other foreign issuers. The Fund may also invest up to 35% of its assets in securities of below investment grade quality.

LOOMIS SAYLES GLOBAL BOND FUND

Loomis Sayles Global Bond Fund's investment objective is high total investment return through a combination of high current income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in investment grade fixed-income securities denominated in various currencies, including U.S. dollars, or in multicurrency units. Under normal conditions, the Fund will invest at least 65% of its total assets in fixed-income securities of issuers from at least three countries, which may include the United States, and no more than 40% of its assets in issuers headquartered in any one country. However, up to 100% of the Fund's assets may be denominated in U.S. dollars. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

NEW ENGLAND BOND INCOME FUND

New England Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. The Fund invests primarily in corporate and U.S. Government bonds.
At least 80% of its total assets will be invested in bonds carrying investment grade ratings from one of the recognized rating services. The Fund may also purchase non-rated or lower-rated bonds. The Fund may invest in debt instruments rated in the rating categories of B (by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P")) or higher and in instruments that are unrated. The Fund may invest in securities of any maturity and in zero coupon securities. The Fund may also invest in collateralized mortgage obligations ("CMOs"). The Fund may invest in convertible securities and in Rule 144A securities. The Fund may invest in foreign securities but will do so only when the Fund's subadviser believes the associated risks are minimal as compared to similar securities of domestic issuers. The Fund may engage in a variety of options and futures transactions with respect to U.S. or foreign government securities and corporate fixed-income securities.

NEW ENGLAND STRATEGIC INCOME FUND

New England Strategic Income Fund seeks high current income with a secondary objective of capital growth. The Fund seeks to achieve its investment objectives by investing at least 65% of its total assets in debt instruments. The Fund may invest in debt instruments issued by corporations based in the United States or abroad and debt instruments that are convertible into equity securities. The Fund may also invest in U.S. Government securities and in securities issued or guaranteed by foreign governments (including their political subdivisions, agencies, authorities and/or instrumentalities) and securities issued by supranational agencies. The Fund may invest in securities of emerging markets. The Fund may invest in debt instruments in any rating category, including debt instruments rated in the lower rating categories and in instruments that are unrated.

MONEY MARKET FUND

NEW ENGLAND CASH MANAGEMENT TRUST - MONEY MARKET SERIES

Money Market Series seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in a variety of higher quality money market instruments. Money Market Series invests in certificates of deposit, bankers' acceptances and other dollar-denominated obligations of banks whose net assets exceed $100 million. Up to 100% of the Fund's assets may be invested in these kinds of obligations.

The Fund may invest in commercial paper and other corporate debt obligations that satisfy the Fund's quality and maturity standards. The Fund may also invest in U.S. Government securities.

----------------------------------------------------------------
                            FUND MANAGEMENT
----------------------------------------------------------------

The Funds retain the investment management firm of New England Funds Management, L.P., 399 Boylston Street, Boston, Massachusetts 02116, to manage the Funds' daily investment and business affairs subject to the policies established by the Trust's Board of Trustees. NEFM provides executive and other personnel for the management of the Trust. Determinations concerning allocations of the Funds' assets among the Underlying Funds is made by a team of experienced investment professionals provided by NEFM. The Trustees have overall responsibility for the management of the Trust under Massachusetts law.

Each Fund pays NEFM a management fee at the annual rate of 0.10% of the Fund's average daily net assets.

The general partner of each of NEFM and the Distributor is a special purpose corporation that is an indirect, wholly-owned subsidiary of NEIC. NEIC's sole general partner, New England Investment Companies, Inc., is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife").

----------------------------------------------------------------
                          BUYING FUND SHARES
----------------------------------------------------------------

MINIMUM INVESTMENT/ELIGIBILITY

Class Y shares of the Funds may be purchased by endowments, foundations, bank trust departments or trust companies. The minimum initial investment is $1 million for these entities, and $10,000 is the minimum for each subsequent investment. Class Y shares may also be purchased by plan sponsors of 401(a), 401(k), 457 or 403(b) plans ("Retirement Plans") that have total investment assets of at least $10 million, and by New England Life Insurance Company ("NELICO") or MetLife and any other insurance company affiliated with NELICO or MetLife or any of their successor entities ("Insurance Company Accounts"). Plan sponsors' investment assets in multiple Retirement Plans can be aggregated for purposes of meeting this minimum. Class Y shares may also be purchased by any separate account of NELICO or MetLife, any other insurance company affiliated with NELICO or MetLife ("Separate Accounts") and by bank common trusts, bank collective trust funds and dedicated corporate or trusted funds, such as nuclear decommissioning trusts and hospital depreciation funds ("Special Accounts"). Class Y shares may also be purchased by wrap fee programs of certain broker-dealers as to which no service or marketing fees are paid to broker-dealers by the Fund, NEFM or the Distributor ("Wrap Fee Programs"). There is no minimum initial or subsequent investment amount for Retirement Plans, Separate Accounts, Special Accounts, Insurance Company Accounts or Wrap Fee Programs. Investments in the Funds may also be made by certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans of amounts invested in the Funds. The Distributor serves as the principal underwriter of each Fund's shares. Shares may be purchased on any day when the New York Stock Exchange (the "Exchange") is open for business (a "business day"). Investors should contact the Distributor before attempting to place an order for Fund shares. The Funds and the Distributor reserve the right at any time to reject a purchase order.

Class Y shares of a Fund may, at the discretion of NELICO, be purchased on behalf of agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries in connection with deferred compensation plans offered by NELICO ("NELICO Deferred Compensation Plan Accounts"). There is no minimum initial or subsequent investment amount for NELICO Deferred Compensation Plan Accounts.

Class Y shares of a Fund may be purchased through Wrap Fee Programs offered by certain broker-dealers. Such Wrap Fee Programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer that offers Class Y shares through a Wrap Fee Program is responsible for transmitting to its customers a schedule of fees and other information regarding any conditions and restrictions which may be imposed by the broker-dealer on a participant in its Wrap Fee Program. Shareholders who are customers of broker-dealers should contact their broker-dealer for information regarding the fees associated with the Wrap Fee Program and the conditions and restrictions which the broker-dealer may impose. In the event that a participant who purchased Class Y shares of a Fund through a Wrap Fee Program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same net asset value as the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of the Class A shares owned by that shareholder.

Class Y shares of a Fund may be purchased through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with the Fund ("Service Accounts"). Shareholders who purchase shares through a Service Account may be charged a fee if they effect transactions through such parties and should contact such parties for information regarding such fees. There is no minimum initial or subsequent investment amount for Retirement Plans, Separate Accounts, Special Accounts, Insurance Company Accounts, Wrap Fee Programs or Service Accounts.

WAYS TO BUY FUND SHARES

A shareholder may purchase Class Y shares for cash on any business day by the two methods described below:

[]    BY WIRE TRANSFER:

Prior to an initial investment, obtain an account number and wire transfer instructions by calling 800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. All funds should be transmitted to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit [Fund Name] Class Y shares, Shareholder Name, and Shareholder Account Number.

[]    BY MAIL:

For an initial investment, simply complete the attached application and return it with a check payable to New England Funds and mailed to New England Funds, P O. Box 8551, Boston, MA 02266-8551. All purchases made by check should be in U.S. dollars and made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Third party checks will generally not be accepted except under certain circumstances approved by the Distributor. When purchases are made by check, redemptions may not be allowed until the investment being redeemed has been in the account for a minimum of ten calendar days.

GENERAL

The purchase price of shares of each Fund is the net asset value next determined after a purchase order is received in good order by New England Funds. For purposes of calculating the purchase price of Fund shares, a purchase order is considered received by the Fund on the day that it is "in good order" unless it is rejected by the Fund. For a purchase order to be in "good order" on a particular day, Federal funds must be wired to the Fund between 9:00 a.m. and 4:00 p.m. (Eastern time) or a check for the purchase price of the shares, accompanied by a completed application, must have been received by New England Funds before 4:00 p.m. (Eastern time) on that day. Orders received after 4:00 p.m. (Eastern time) will receive the next day's price.

Purchases will be made in full and fractional Class Y shares calculated to three decimal places. The shareholder will receive a statement of Fund shares owned following each transaction. Investors will not receive certificates representing Class Y shares. The Funds and the Distributor reserve the right at any time to reject a purchase order.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Funds (including in some cases, exclusively to New England
Securities Corporation, a broker-dealer affiliate of the Distributor, and MetLife). In some instances additional compensation is provided to certain dealers who achieve sales goals or who may sell significant amounts of shares.

-----------------------------------------------------------------
                          OWNING FUND SHARES
-----------------------------------------------------------------

EXCHANGING AMONG NEW ENGLAND FUNDS

You may exchange Class Y shares of the Funds for Class Y shares of any other series of New England Funds Trust I, New England Funds Trust II or New England Funds Trust III (collectively with New England Funds Trust IV, the "Trusts") which offers Class Y shares, or for Class A shares of New England Cash Management Trust Money Market Series or U.S. Government Series or New England Tax Exempt Money Market Trust (the "Money Market Funds"). Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any series of the Trusts in a NELICO Deferred Compensation Plan Account for Class A shares of any other series of the Trusts which do not offer Class Y shares. Class A shares of any series of the Trusts in a NELICO Deferred Compensation Plan Account may also be exchanged for Class Y shares of any series of the Trusts. To obtain a prospectus and more information about Class A shares, please call the Distributor toll free at 800-225-5478.

TO MAKE AN EXCHANGE, please call 800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business or write to New England Funds. Exchange requests after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. All exchanges are subject to the eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must obtain and carefully read a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon telephone instructions, will provide shareholders with written confirmations of such transactions and will record your instructions.

For federal tax purposes, an exchange of shares of one series of the Trusts for shares of another series is considered to be a redemption and purchase and, therefore, is considered to be a taxable event on which you may recognize a gain or loss.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

----------------------------------------------------------------
                        FUND DIVIDEND PAYMENTS
----------------------------------------------------------------

Each Fund intends to pay dividends at least annually. Each Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long- and short-term capital gains (after applying any available capital loss carryovers). The trustees of the Trust may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of a Fund shortly before it declares an income or capital gain distribution, you should be aware that a portion of the purchase price may be returned to you as a taxable distribution.

You have the option to reinvest all distributions in additional Class Y shares of the applicable Fund or in Class Y shares of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the applicable Fund or of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in Class Y shares of the applicable Fund at net asset value unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

DIVIDEND DIVERSIFICATION PROGRAM

You may also establish a dividend diversification program, which allows you to have all dividends and any other distributions automatically invested in Class Y shares of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain and carefully read a copy of that fund's prospectus.


----------------------------------------------------------------
                          SELLING FUND SHARES
----------------------------------------------------------------

WAYS TO SELL FUND SHARES

You may sell Class Y shares of the Funds in the following ways:

[]    BY TELEPHONE:

You may redeem (sell) shares by telephone for cash by the two methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. The proceeds generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record -- Shares may be redeemed by calling 800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business and requesting that a check for the proceeds be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to your address of record on the business day after your redemption request is received.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

[]    BY MAIL:

You may redeem your shares at their net asset value next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record or wired to your bank account. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

GENERAL. Redemption requests will be effected at the net asset value next determined after the redemption request is received in proper form by State Street Bank and Trust Company ("State Street Bank"). Redemption proceeds will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check has cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above.

Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call the Distributor for more information.

Telephone redemptions are not available for tax qualified retirement plans. See the instructions for redemption by mail above.

The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

If NEFM determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "Fund Details -- How Fund Share Price Is Determined." Securities distributed by a Fund in kind will be selected by NEFM in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

----------------------------------------------------------------
                             FUND DETAILS
----------------------------------------------------------------

HOW FUND SHARE PRICE IS DETERMINED

The net asset value ("NAV") of each Fund is determined as of the close of regular trading (normally, 4:00 p.m. (Eastern time)) on the Exchange on each day the Exchange is open. Shares of the Underlying Funds are valued at their reported NAVs. Although the NAV will be calculated at the close of all regular trading days, the NAV reported to The Nasdaq Stock Market for distribution to news agencies will be delayed by one business day.

The net asset value per share of each class is determined by dividing the value of the shares of the Underlying Funds held by each class (determined as explained above) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of each Fund's Class Y shares is the net asset value per share.

The price you pay for a share will be determined using the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that day's public offering price.

CALCULATING THE PRICE OF SHARES

Total Market
Value of
Underlying       Other      Any
Funds          + Assets  -  Liabilities
-------------------------------------    =  Net Asset Value (NAV)
Total Number of Outstanding
Shares in a Class

----------------------------------------------------------------
                       INCOME TAX CONSIDERATIONS
----------------------------------------------------------------

Each Fund intends to meet all requirements of the Code necessary to qualify as a "regulated investment company" and thus generally does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from a Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (A portion of these distributions may qualify for the dividends-received deduction for corporations.) Distributions derived from a Fund's long-term capital gains ("capital gains distributions"), if designated as such by a Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both income distributions and capital gains distributions are taxable whether you elect to receive them in cash or additional shares.

Distributions received by a Fund from an Underlying Fund generally will be ordinary income dividends, includible in the Fund's ordinary income, if paid from the underlying Fund's ordinary income or net short-term capital gains. Distributions paid from an Underlying Fund's net long-term capital gains generally will be treated by the Fund as long-term capital gains.

To avoid an excise tax, each Fund intends to distribute prior to calendar year end virtually all of the Fund's ordinary income earned during that calendar year, and virtually all of the capital gain net income the Fund realized during the twelve months ending October 31 but not previously distributed. If declared in October, November or December to shareholders of record in such a month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

Upon a sale or other disposition of shares in a Fund, you may realize a gain or loss which will be a capital gain or loss if you held your shares as a capital asset and, if so, may qualify for reduced federal tax rates, depending upon your holding period for your shares.

Each Fund is required to withhold 31% of all taxable distributions, including redemption proceeds, it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past, or if you fail to certify to the Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, a corporate shareholder or fall within another category of shareholder that are exempt from these rules, however, these back-up withholding rules generally will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you are not a corporate shareholder or otherwise exempt from the information reporting rules, and you earn more than $10 in taxable income from a Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The foregoing is a summary of certain federal income tax consequences of an investment in a Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in a Fund on their particular federal, state and local tax situations.

----------------------------------------------------------------
                          THE FUNDS' EXPENSES
----------------------------------------------------------------

In addition to the management fee paid to the Adviser, each Fund, absent the Special Servicing Agreement would pay all expenses not borne by the Adviser or the Distributor, including, but not limited to, the charges and expenses of each Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent trustees, all brokerage commissions, if any, and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings, preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees who are not directors, officers or employees of The New England or its affiliates, other than affiliated registered investment companies. Certain expenses may be allocated differently between each Fund's Class A, Class B and Class C shares, on the one hand, and its Class Y shares, on the other hand. (See "Additional Facts about the Funds" below.)

SPECIAL SERVICING AGREEMENT

All expenses of the Funds other than advisory fees and Rule 12b-1 fees will be paid for in accordance with a Special Servicing Agreement (the "Agreement") among NEFM, the Trust on behalf of the Funds, the Distributor, New England Funds Trust I, New England Funds Trust II, New England Funds Trust III, New England Cash Management Trust, Jurika & Voyles Fund Group, Loomis Sayles Funds, Harris Associates Investment Trust, Reich & Tang Equity Fund, Inc. and Delafield Fund, Inc. Under the Agreement, NEFM will arrange for all of the services pertaining to the operation of the Funds including the shareholder servicing and fund accounting services provided by the Distributor. In addition, the Agreement provides that, if the officers of any Underlying Fund, at the direction of its Board of Directors/Trustees, determine that the aggregate expenses of the Funds are less than the estimated savings to the Underlying Fund from the operation of the Funds, the Underlying Fund will bear those expenses in proportion to the average daily value of its shares owned by each Fund. Consequently, no Underlying Fund will be expected to carry expenses that are in excess of the estimated savings to it. The estimated savings are expected to result primarily from the elimination of numerous separate shareholder accounts which either currently are or have the potential to be invested directly in the Underlying Funds. The estimated savings produced by the operation of a Fund will most likely suffice to offset most, if not all, the expenses incurred by that Fund other than management or Rule 12b-1 fees.

In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of a Fund, that Fund will pay the portion of the costs determined to be greater than the benefits. These costs include accounting, custody, auditing, legal, blue sky and trustees' fees, as well as organizational, prospectus, shareholder reporting, proxy, general administrative and miscellaneous expenses.

All expenses of the Funds, excluding certain non-recurring and extraordinary expenses, will be paid for in accordance with the Agreement, including fees and expenses incurred in connection with membership in investment company organizations; organizational, legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the trustees of the Trust who are not affiliated with NEFM; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

----------------------------------------------------------------
                         PERFORMANCE CRITERIA
----------------------------------------------------------------

Each Fund may include total return information for each class of shares in advertisements or other written sales material. Each Fund may show each class's average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B shares, imposition of the CDSC relevant to the period quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The class may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return will be higher.

Each Fund may also include the yield of each class of its shares, accompanied by the total return, in advertising and other written material. Yield will be computed in accordance with the SEC's standardized formula by dividing the adjusted net investment income per share earned during a recent thirty-day period by the maximum offering price of a share of the relevant class (reduced by any earned income expected to be declared shortly as a dividend) on the last day of the period. Yield calculations will reflect any voluntary expense limitations in effect for the Fund during the relevant period.

Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

As a result of lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher investment return than the Fund's Class A, Class B or Class C shares.

All performance information is based on past results and is not an indication of likely future performance.

----------------------------------------------------------------
                   ADDITIONAL FACTS ABOUT THE FUNDS
----------------------------------------------------------------

[] New England Funds Trust IV, an open-end management investment company, was organized in 1997 as a
Massachusetts
      business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series and classes thereof.

[] When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual dividends as determined by the Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of each Fund vote separately from shares of
      other series of the Trust, except as otherwise required by law. Shares of all classes of a Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, on which only shares of that class are entitled to vote. No Rule 12b-1 plan applies to the Class Y shares of any Fund.

[]    Class A, Class B and Class C shares are identical to Class
Y
      shares, except that Class A and Class B shares are subject to a sales load or contingent deferred sales charge, Class A, Class B and Class C shares bear a service fee at the annual rate of 0.25% of average net assets (and in the case of Class B and Class C shares, a 0.75% distribution fee), which charges may affect performance, and have separate voting rights in certain circumstances. Absent the Special Serving Agreement, Class Y may bear its own transfer agency and prospectus printing costs. The minimum initial investment in Class A, Class B and Class C shares is generally $2,500 (but lower minimums apply to purchases under certain special programs).

[] Except for matters that are explicitly identified as "fundamental" in this prospectus or the Statement, the investment policies of each Fund may be changed by the Trust's trustees without shareholder approval or, in most cases, prior notice. The investment objectives of the
Funds
      are not fundamental. If there is a change in the objectives of the Funds, shareholders should consider whether these Funds remain appropriate investments in light of their current financial position and needs.

[] The Trust does not generally hold regular shareholder meetings and will do so only when required by law.
      Shareholders of the Trust may remove the trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.

[] The Funds' distributor, New England Funds, L.P., an affiliate of NEFM, is located at 399 Boylston Street, Boston, MA 02116.
[] The transfer and dividend paying agent for the Fund is New England Funds, L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

[]    New England Funds, L.P. also performs certain accounting
and
      administrative services for the Funds. Each Fund reimburses
      New England Funds, L.P., subject to the Special Servicing Agreement described above, for all or part of its expenses for providing such administrative services.
[] No series of the Trust is liable for the obligations of any other series of the Trust. However, because the Prospectus pertains to more than one Fund, it is possible that one of the Funds to which the Prospectus pertains might become liable for any misstatement, inaccuracy, or incomplete disclosure in the Prospectus concerning any other Fund to which the Prospectus pertains. The trustees of the Trust have considered this possible liability and approved the use
      of this combined prospectus for the Funds.

[] Each Fund's annual report contains additional performance information and is available upon request and without charge. Each Fund will send a single copy of its annual
and
      semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report in writing or by telephone.

[]    The Class A, Class B, Class C and Class Y structure could
be
      terminated should certain IRS rulings be rescinded.

[] The Distributor has entered into a selling agreement with investment dealers, including a broker-dealer that is an affiliate of the Distributor, for the sale of the Funds' Class Y Shares. The Distributor may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers
      who have selling agreements with the Distributor.
Registered
      representatives of the affiliated broker-dealer are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly owned subsidiary of NEIC. NEIA may receive compensation with respect to certain sales of each Fund's Class Y shares from the Fund's Adviser.

[] The Trust's trustees have the authority without shareholder approval to issue other classes of shares of a Fund that represent interests in the Fund's investment portfolio but that have different sales load and fee arrangements.

[]    Class Y Shares of the Funds may be purchased through
certain
      broker-dealers and/or financial services organizations. Such organizations may receive compensation, in an amount of
      up to 0.25% annually of the value of the Fund shares held by their clients. The compensation may be paid by New England Funds Management, L.P. out of its own assets, or may be paid
      by the Fund in the form of accounting, servicing, distribution or transfer agent fees.

[] With regard to the voting of all proxies in connection with its investments in the Underlying Funds, each Fund intends to vote the shares of an Underlying Fund held by it in the same proportion as the vote of all other holders of such Fund's shares. The effect of such "mirror" voting is to neutralize the Funds' influence on corporate matters regarding the Underlying Funds in which the Funds invest.

[] Shareholder inquiries should be directed to the Distributor by calling 800-225-5478 or writing to New England Funds, L.P., 399 Boylston Street, Boston, MA 02116.

----------------------------------------------------------------
                           GLOSSARY OF TERMS
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CAPITAL GAIN DISTRIBUTIONS - Properly designated payments to shareholders of net long-term capital gains in excess of net short-term capital losses earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.

CONTINGENT DEFERRED SALES CHARGE (CDSC) -- A fee that may be charged when a shareholder sells fund shares.

DISTRIBUTION FEE -- An annual asset-based sales charge that is used to pay for sales-related expenses.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from interest or dividend income or from net short-term capital gains in excess of net long-term capital losses earned by the fund's portfolio.

MUTUAL FUND -- The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

NET ASSET VALUE (NAV) -- The market value of one share of a mutual fund on any given day without sales charge or CDSC.
Determined by dividing the fund's total net assets by the number of fund shares outstanding.

OPEN END MANAGEMENT INVESTMENT COMPANY -- A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

PUBLIC OFFERING PRICE -- The price of one share of a mutual fund, including its initial sales charge, if there is one.

RECORD DATE -- The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

SERVICE FEE -- Payments by a fund to a fund's distributor or a financial representative for personal services to investors and/or for maintenance of shareholder accounts.

TOTAL RETURN -- The change in value of an investment in the fund over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the SEC.

12B-1 FEES -- Fees paid by a mutual fund under a plan adopted under 1940 Act Rule 12b-1. Can include both distribution fees and service fees.

                              APPENDIX A

DESCRIPTIONS OF CERTAIN RISKS RELATED TO VARIOUS SECURITIES
INVESTED IN, AND INVESTMENT TECHNIQUES EMPLOYED BY, THE
UNDERLYING FUNDS IN WHICH THE FUNDS MAY INVEST

The following pages contain more detailed information about types of instruments in which the Underlying Funds (for purposes of this Appendix A only, the "Funds") may invest and strategies an adviser or subadviser may employ in pursuit of an Underlying Fund's investment objective.

[]    EQUITY SECURITIES

      Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company, and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of an investment in a
Fund
      may sometimes decrease instead of increase. A Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. A Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

      A Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally
      increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

[]    FIXED-INCOME SECURITIES

      Fixed-income securities include a broad array of short, medium and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets
(such
      as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

      Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security's issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest or dividend payments.

      Because interest rates vary, it is impossible to predict
the
      income of a fund that invests in fixed-income securities
for
      any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause the
      Fund's net asset value to increase or decrease.
[]    LOWER QUALITY FIXED-INCOME SECURITIES

      Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower quality fixed-income
      securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the
      ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Fixed-income securities of below investment grade are commonly known as "junk bonds."

[]    U.S. GOVERNMENT SECURITIES

      U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association ("FNMA") and the Student Loan Marketing Association. Except for U.S. Treasury securities and GNMAs, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

[]    ASSET-BACKED SECURITIES

      Asset-backed securities represent undivided fractional interests in a special purpose entity with assets consisting
      of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed securities generally are issued by governmental, government-related and private organizations.

      Payments typically are made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Fund to reinvest the proceeds at a lower interest rate. In addition, like other debt securities, the value of asset-backed securities will normally decline in periods of rising interest rates. It is
      possible that the securities could become illiquid or experience losses if guarantors or insurers default.

[]    MORTGAGE-RELATED SECURITIES

      Mortgage-related securities are interests in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Prepayments of
      principal by mortgagors or mortgage foreclosures will affect the average life of the mortgage-related securities remaining in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and by factors including general economic conditions, the underlying location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayments tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates, the rate of prepayments tends to increase, thereby shortening the average life of a pool of mortgages. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although these securities may have a comparable risk of decline in market value in periods of rising interest rates.
      Unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

      The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association ("GNMA"), FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. FNMA and FHLMC issue pass-through securities from pools of conventional
and
      federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions
      and mortgage bankers.

      The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government; however, they are generally considered to present minimal credit risks.

      Adjustable rate mortgage securities ("ARMs") are a form of pass-through securities representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of
      ARMs tends to make their values less sensitive to interest rate changes.

      CMOs are debt obligations issued by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-
      related guarantors, such as GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by
      a U.S. Government agency or instrumentality, such as FHLMC, the CMOs represent obligations solely of the CMO issuer and are not insured or guaranteed by a U.S. Government agency
or
      instrumentality. The issuers of CMOs typically have no significant assets other than those pledged as collateral for the obligations. Stripped mortgage securities, which are a form of CMO, are usually structured with classes that receive different proportions of the interest and principal payments on a pool of mortgages. Sometimes, one class will receive all of the interest (the interest only or "IO" class) while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on any IO class or PO class is extremely sensitive not only to changes in prevailing interest rates but also to
      the rate of principal payments and prepayments on the related underlying mortgages and, in the most extreme cases,
      an IO class may become worthless.

      Certain Funds may invest in mortgage-related securities offered by private issuers, including pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs that are collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages.

      Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

      The Funds may purchase some mortgage-related securities through private placements without registration under the Securities Act of 1933, as amended.

[]    TAX EXEMPT SECURITIES

      Issuers of tax exempt securities may make interest and principal payments from money raised through a variety of sources, including (1) the issuer's general taxing power,
      (2) a specific type of tax, such a property tax, or (3) a particular facility or project, such as a highway. The ability of an issuer of tax exempt bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. The interest on tax exempt securities issued after August 15, 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earning on bond proceeds.

[]    BORROWING

      Certain Funds may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets to meet temporary or emergency purposes, and may pledge its assets in connection with such borrowings. Certain Funds will not purchase any securities while any such borrowings exceed a specified percentage of that
Fund's
      total assets (including reverse repurchase agreements and dollar roll transactions that are accounted for as financings).

      A Fund aggregates reverse repurchase agreements and dollar roll transactions that are accounted for as financings with its bank borrowings for purposes of limiting borrowings to one-third of the value of the Fund's total assets.
[]    LEVERAGE

      Leveraging the Funds through various forms of borrowing creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Fund that can exceed the income from
      the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than if leveraging were not used, and therefore the amount available
      for distribution to shareholders as dividends will be reduced.

[]    REPURCHASE AGREEMENTS

      Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities
      at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has the right to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various
      delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the SEC is currently
      of the view that repurchase agreements maturing in more than
      7 days are illiquid.

[]    SHORT-TERM TRADING

      A Fund may engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit the
      investment discretion of a Fund's adviser or subadviser, as the case may be, in managing the Fund's assets.

[]    SMALL COMPANIES

      Certain Funds, in the discretion of its adviser or subadviser, as the case may be, may invest without limit in the securities of companies with smaller capitalization. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies
      often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources, and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with
      larger capitalization or market averages in general. The net asset value of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

[]    FOREIGN SECURITIES

      Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

      Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available
      for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

      In addition, although a Fund's income may be received or realized in foreign currencies, the Fund will be required to
      compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses
      in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

      There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be
      more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation,
      political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

      A Fund's investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid
      or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

      A Fund may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of
      unsponsored depository receipts.

      In addition, a Fund may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

      In determining whether to invest in securities of foreign issuers, the adviser or subadviser, as the case may be, of
a
      Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

[]    FOREIGN CURRENCY

      Most foreign securities in a Fund's portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies.
      Similarly, any income on such securities is generally paid to a Fund in foreign currencies. The value of these foreign
      currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of
      a Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

      A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend,
      or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

[]    PRIVATIZATION

      In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S.
investors,
      such as certain Funds, to participate in privatizations may be limited by local law, or the terms of participation may be less advantageous than for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will
      retain its value or appreciate in value.

[]    OPTIONS, FUTURES, SWAP CONTRACTS AND CURRENCY TRANSACTIONS

      Certain Funds may buy, sell or write options on securities, securities indexes, currencies or futures contracts. These Funds may buy and sell futures contracts on securities, securities indexes or currencies. These Funds may engage in
      these transactions either for purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. These Funds may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. These Funds may enter into interest rate, currency and securities index swaps. These Funds will enter into these transactions
      primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against an increase in the price of securities the Fund anticipates purchasing at
a
      later date.

      A Fund may buy and sell futures contracts on a variety of stock indexes. Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

      Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset
      to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the
      option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires to "cover" its obligations under the option.

      A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or receipt) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract.
If
      the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss). Transactions in futures and related options involve the risks of (1) imperfect correlation between the price movement of the contracts and the underlying securities,
(2)
      significant price movement in one but not the other market because of different hours, (3) the possible absence of a liquid secondary market at any point in time, and the risk that if the adviser's or subadviser's prediction on interest
      rates or other economic factors is inaccurate, the Fund may be worse off than if it had not hedged. Futures transactions involve potentially unlimited risk of loss.

      Certain Funds may enter into interest rate, currency and securities index swaps. The Funds will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest
(for
      example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500) or in some other investment (such as U.S. Treasury securities.)

      The value of options purchased by a Fund, futures contracts held by a Fund's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options, futures or swaps involve costs and the possible risk of loss to the Fund of all or a significant part of the value of its investment. The Fund will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

      The successful use of options, futures and swaps will usually depend on the adviser's or subadviser's ability to forecast stock market, currency or other financial market movements correctly. A Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between the changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The successful use of the futures and exchange-traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely
      basis. There can be no assurance that such a market will exist at any particular time. In the case of swap contracts
      and options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Fund will treat most swap contracts and over-the-counter
      options (and the assets it segregates to cover its obligations thereunder) as illiquid. Certain provisions of the Code and certain regulatory requirements may limit a Fund's ability to engage in futures, options and swap transactions.

      The options and futures markets of foreign countries are small compared to those of the United States, and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments by the Funds in options and futures
      in foreign markets are subject to many of the same risks as are the Fund's other foreign investments. See "Foreign Securities" above.

[]    ZERO COUPON BONDS AND STRIPS

      A Fund may invest in zero coupon bonds and in "strips."
Zero
      coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accrued discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest after the securities are
      issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates
      to a greater degree than do interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their
      current value.

[]    CORPORATE REORGANIZATIONS

      Certain Funds may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in
      the judgment of the Fund's adviser or subadviser, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated
      at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss.

[]    SECURITIES LENDING

      A Fund may lend its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned,
      marked to market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. Any voting rights or rights to consent relating to the loaned securities pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. A Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

[]    SHORT SALES

      A Fund may engage in short sales. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Fund makes a short
      sale, the proceeds it receives from the sale will be held by the broker on behalf of the Fund until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund will need to arrange through the broker to borrow the securities and, in doing so, the Fund will be obligated to replace the securities borrowed at their market
      value at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable until the securities are replaced.

[]    SHORT SALES AGAINST THE BOX

      A short sale is a transaction in which a party borrows a security and then sells the borrowed security to another party. Certain Funds may engage in short sales only if the Fund owns (or has the right to acquire without further consideration) the security it has sold short, a practice known as selling short "against the box". Short sales against the box may protect the Fund against the risk of losses in the value of its portfolio securities because any losses with respect to such securities should be wholly or partially offset by a corresponding gain in the short position. However, any gains in such securities would be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when an adviser or subadviser
      does not want to sell the security.

[]    NON-DIVERSIFIED STATUS OF CERTAIN FUNDS

      Certain Funds are "non-diversified," and not limited under the 1940 Act in the percentage of their assets that they may
      invest in any one issuer. However, the Funds intend to comply with the diversification standards applicable to regulated investment companies under the Code. In order to meet those standards, among other requirements, at the close
      of each quarter of its taxable year (a) at least 50% of the value of the Fund's total assets must be represented by one or more of the following: (i) cash and cash items, including
      receivables; (ii) U.S. Government securities; (iii) securities of other regulated investment companies and (iv) securities (other than those in items (ii) and (iii) above) of any one or more issuers as to which the Fund's investment
      in an issuer does not exceed 5% of the value of the Fund's total assets or 10% of the issuer's outstanding voting securities; and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any
      one issuer (other than U.S. Government securities or securities of other regulated investment companies).

[]    MISCELLANEOUS

      A Fund will not invest more than 15% of its assets in "illiquid securities" (10% in the case of a Fund that is a money market fund), that is, securities which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

      A Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Investing in Rule 144A securities could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities are treated as illiquid, unless a Fund's adviser or subadviser, as the case may be, has determined, under guidelines established by the Board of Trustees/Directors of the Fund, that the particular issue of Rule 144A securities is liquid.
      Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such
a
      security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

      A Fund may purchase securities on a "when-issued" or "delayed-delivery" basis. This means that the Fund enters into a commitment to buy the security before the security has been issued, or, in the case of a security that has already been issued, to accept delivery of the security on
a
      date beyond the usual settlement period. If the value of a security purchased on a "when-issued" or "delayed-delivery" basis falls or market rates of interest increase between the
      time the Fund commits to buy the security and the delivery date, the Fund may sustain a loss in value of or yield on the security.


                              APPENDIX B

         OTHER UNDERLYING FUNDS IN WHICH THE FUNDS MAY INVEST

EQUITY FUNDS

LOOMIS SAYLES WORLDWIDE FUND

Loomis Sayles Worldwide Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

LOOMIS SAYLES CORE VALUE FUND

Loomis Sayles Core Value Fund's investment objective is long-term growth of capital and income.

LOOMIS SAYLES GROWTH FUND

Loomis Sayles Growth Fund's investment objective is long-term growth of capital.

LOOMIS SAYLES MID-CAP GROWTH FUND
Loomis Sayles Mid-Cap Growth Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

LOOMIS SAYLES MID-CAP VALUE FUND

Loomis Sayles Mid-Cap Value Fund's objective is long-term capital growth from investments in common stocks or their equivalent.

LOOMIS SAYLES SMALL CAP GROWTH FUND

Loomis Sayles Small Cap Growth Fund's objective is long-term capital growth from investments in common stocks or their equivalent.

LOOMIS SAYLES STRATEGIC VALUE FUND

Loomis Sayles Strategic Value Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

THE OAKMARK BALANCED FUND

The Oakmark Balanced Fund seeks high current income and preservation and growth of capital by investing in a diversified portfolio of equity and fixed-income securities.

THE OAKMARK SMALL CAP FUND

The Oakmark Small Cap Fund seeks long-term capital appreciation by investing primarily in equity securities.

THE OAKMARK INTERNATIONAL SMALL CAP FUND

The Oakmark International Small Cap Fund (formerly named The
Oakmark International Emerging Value Fund) seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with small market capitalization.

JURIKA & VOYLES VALUE AND GROWTH FUND

Jurika & Voyles Value and Growth Fund seeks long-term capital appreciation.

JURIKA & VOYLES BALANCED FUND

Jurika & Voyles Balanced Fund's objective is to provide investors with a balance of long-term capital appreciation and current income.

JURIKA & VOYLES SMALL CAP FUND

Jurika & Voyles Small Cap Fund seeks to maximize long-term capital appreciation.

NEW ENGLAND CAPITAL GROWTH FUND

New England Capital Growth Fund seeks long-term growth of capital.

NEW ENGLAND INTERNATIONAL EQUITY FUND

New England International Equity Fund seeks total return from long-term growth of capital and dividend income.

NEW ENGLAND STAR SMALL CAP FUND

New England Star Small Cap Fund seeks capital appreciation.

NEW ENGLAND STAR ADVISERS FUND

New England Star Advisers Fund seeks long-term growth of capital.

NEW ENGLAND STAR WORLDWIDE FUND

New England Star Worldwide Fund seeks long-term growth of capital.

NEW ENGLAND EQUITY INCOME FUND

New England Equity Income Fund seeks current income and capital growth.

REICH & TANG EQUITY FUND, INC.

Reich & Tang Equity Fund's investment objective is to seek growth of capital.

BOND FUNDS

LOOMIS SAYLES HIGH YIELD FUND

Loomis Sayles High Yield Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND

Loomis Sayles Intermediate Maturity Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Loomis Sayles Investment Grade Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

LOOMIS SAYLES MUNICIPAL BOND FUND

Loomis Sayles Municipal Bond Fund's investment objective is as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

LOOMIS SAYLES SHORT-TERM BOND FUND

Loomis Sayles Short-Term Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation with relatively low fluctuation in net asset value.

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

Loomis Sayles U.S. Government Securities Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

NEW ENGLAND GOVERNMENT SECURITIES FUND

New England Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities.

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND

New England Adjustable Rate U.S. Government Fund seeks a high level of current income consistent with low volatility of principal.

NEW ENGLAND HIGH INCOME FUND

New England High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND

New England Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital.


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission.
These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                         Subject to Completion

   Preliminary Statement of Additional Information dated November
7,
1997

NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
----------------------------------------------------------------
                      New England One Growth Fund
                     New England One Moderate Fund
                   New England One Conservative Fund

                  STATEMENT OF ADDITIONAL INFORMATION

                              March, 1998

This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the New England Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated [
], 1998 for Class A, Class B or Class C shares, or the Prospectus of the Funds dated [ ], 1998 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116.

New England One Growth Fund, New England One Moderate Fund and
New England One Conservative Fund are diversified series of New
England Funds Trust IV, a registered open-end management investment company (the "Trust"). Capitalized terms not otherwise defined herein have the same meaning as in the Prospectus.


                           TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES
  2
MANAGEMENT OF THE TRUST
 28
PORTFOLIO TRANSACTIONS
 35
DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES
 35
HOW TO BUY SHARES
 39

NET ASSET VALUE AND PUBLIC OFFERING PRICE
 39
REDUCED SALES CHARGES
 40
SHAREHOLDER SERVICES
 42
REDEMPTIONS
 48
STANDARD PERFORMANCE MEASURES
 51
INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS
 57
FINANCIAL STATEMENTS
 60
GLOSSARY
 60
APPENDIX A
 79
APPENDIX B
 83
APPENDIX C
 85


----------------------------------------------------------------
                  INVESTMENT OBJECTIVES AND POLICIES
----------------------------------------------------------------

GENERAL INVESTMENT OBJECTIVES AND POLICIES

The Trust is composed of three separate, diversified portfolios. To achieve their investment objectives, the Funds invest primarily in mutual funds offered by New England Funds, L.P. and its affiliates, including certain funds comprising the New England Funds, the Loomis Sayles Funds, the Jurika & Voyles Fund Group, the Oakmark Family of Funds, Reich & Tang Equity Fund, Inc., and Delafield Fund, Inc. The funds in which the Funds may invest are referred to as the "Underlying Funds". The primary investment adviser of each of the Underlying Funds is an affiliated investment management subsidiary of New England Investment Companies, Inc. ("NEIC"). Certain of the Underlying Funds are managed by sub-advisers that are unaffiliated with NEIC. Each Fund offers a professionally managed, long-term investment program that can serve as a complete investment program or as a core part of a larger portfolio. Achievement of each Fund's objective cannot be assured.

Each Fund is designed for investors seeking a distinct investment style: a conservative investment approach (New England One Conservative Fund), a balance of growth and income (New England One Moderate Fund), growth of capital (New England One Growth
Fund). The Funds have been created in response to increasing demand by mutual fund investors for a simple and effective means of structuring a diversified mutual fund investment program suited to their general needs. As has been well documented in the financial press, the proliferation of mutual funds over the last several years has left many investors confused and in search of a simpler means to manage their investments. Many mutual fund investors realize the value of diversifying their investments in a number of mutual funds (e.g., a money market fund for liquidity and price stability, a growth fund for long-term appreciation, an income fund for current income and relative safety of principal, an international fund for greater diversification), but need professional management to decide such questions as which mutual funds to select, how much of their assets to commit to each fund and when to allocate their selections. The Funds will allow investors to rely on the Funds' investment adviser, New England Funds Management, L.P. (the "Adviser" or "NEFM") to determine (within clearly explained parameters) the amount to invest in each of several Underlying Funds and the timing of such investments.

The investment objectives of the three Funds are as follows:

NEW ENGLAND ONE CONSERVATIVE FUND (THE "CONSERVATIVE FUND")

The Conservative Fund seeks total return from a combination of current income and growth of capital.

NEW ENGLAND ONE MODERATE FUND (THE "MODERATE FUND")

The Moderate Fund seeks total return from growth of capital and, secondarily, from current income.

NEW ENGLAND ONE GROWTH FUND (THE "GROWTH FUND")

The Growth Fund seeks long-term growth of capital.

THE UNDERLYING FUNDS

Each Fund will purchase or sell securities to: (a) accommodate purchases and sales of each Fund's shares, (b) change the percentages of each Fund's assets invested in each of the Underlying Funds in response to changing market conditions, and
(c) maintain or modify the allocation of each Fund's assets in accordance with the investment mixes described below.

The portfolio management team will allocate Fund assets among the Underlying Funds in accordance with predetermined percentage distributions, based on the Adviser's outlook for the financial markets, the world's economies and the relative performance potential of the Underlying Funds. The Underlying Funds have been selected to represent a broad spectrum of investment options for the Funds, subject to the following investment allocations:
(Conservative Fund) 60% bond mutual funds, 40% equity mutual funds; (Moderate Fund) 70% equity mutual funds, 30% bond mutual funds; (Growth Fund) 90% equity mutual funds, 10% bond mutual funds.

       UNDERLYING FUNDS IN WHICH THE FUNDS INITIALLY WILL INVEST


CONSERVATIVE FUND
UNDERLYING FUNDS

EQUITY FUNDS
Delafield Fund, Inc.
The Oakmark Fund
Loomis Sayles
  International
  Equity Fund
New England Growth
  Opportunities Fund
New England Value
  Fund

BOND FUNDS
Loomis Sayles Bond
  Fund
Loomis Sayles Global
  Bond Fund
New England Strategic
  Income Fund
New England Bond
  Income Fund

MONEY MARKET FUND
New England Cash
  Management Trust -
  Money Market Series

MODERATE FUND
UNDERLYING FUNDS

EQUITY FUNDS
Delafield Fund, Inc.
Jurika & Voyles Mini-
  Cap Fund
Loomis Sayles
  International
  Equity Fund
Loomis Sayles Small
  Cap Value Fund
The Oakmark Fund
The Oakmark
  International Fund
New England Growth
  Fund
New England Growth
  Opportunities Fund

BOND FUNDS
New England Bond
  Income Fund
New England Strategic
  Income Fund

MONEY MARKET FUND
New England Cash
  Management Trust -
  Money Market Series

GROWTH FUND
UNDERLYING FUNDS

EQUITY FUNDS
Delafield Fund, Inc.
Loomis Sayles
  International
  Equity Fund
Loomis Sayles Small
  Cap Value Fund
New England Growth
  Fund
New England Growth
  Opportunities Fund
The Oakmark Fund
The Oakmark
  International Fund
The Oakmark Select
  Fund

BOND FUND
New England
  Strategic Income
  Fund

MONEY MARKET FUND
New England Cash
  Management Trust -
  Money Market
  Series

MONEY MARKET FUND

NEW ENGLAND CASH MANAGEMENT TRUST - MONEY MARKET SERIES

Money Market Series seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in a variety of higher quality money market instruments. Money Market Series invests in certificates of deposit, bankers' acceptances and other dollar-denominated obligations of banks whose net assets exceed $100 million. Up to 100% of the Fund's assets may be invested in these kinds of obligations. These obligations may be issued by U.S. banks or their foreign branches, or foreign banks (including their U.S. branches), subject to certain conditions.

The Fund may invest in commercial paper and other corporate debt obligations that satisfy the Fund's quality and maturity standards.

The Fund may also invest in "U.S. Government securities," which term includes all securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the United States, some are supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations (e.g., obligations of the Federal National Mortgage Association), some by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association).

The Fund may also invest in repurchase agreements of domestic banks or broker-dealers relating to any of the above. In repurchase agreements, the Fund buys a security from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the security from the Fund at a higher price at a later date.

All of the Fund's investments at the time of purchase (other than U.S. Government securities and repurchase agreements relating thereto) will be rated in the highest rating category by a major rating agency or, if unrated, will be of comparable quality as determined by the Fund's subadviser under guidelines approved by its Trust's trustees.

EQUITY FUNDS

DELAFIELD FUND, INC.

The investment objectives of Delafield Fund, Inc. are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

The Fund will seek to achieve these objectives by investing primarily in the equity securities of domestic companies which, based on the research of the Fund's adviser are considered to be undervalued or to represent special situations (i.e., companies undergoing change that might cause their market value to grow at a rate faster than the market generally).

The Fund will under normal circumstances have substantially all of its assets (i.e., more than 65%) invested in a diversified portfolio of equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks.

The Fund at times may also invest less than 35% of its total assets in debt securities and preferred stocks offering a significant opportunity for price appreciation.

The Fund may take a defensive position when the Fund's adviser has determined that adverse business or financial conditions warrant such a defensive position and invest temporarily without limit in rated or unrated debt securities or preferred stocks or in money market instruments.

LOOMIS SAYLES SMALL CAP VALUE FUND

The investment objective of Loomis Sayles Small Cap Value Fund is long-term capital growth from investments in common stocks or their equivalent. The Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization companies with good earnings growth potential that Loomis Sayles believes are undervalued by the market. The Fund will normally invest at least 65% of its total assets in companies with market capitalization of less than $1 billion and may invest up to 35% of its assets in large companies. The Fund's adviser seeks to build a core small capitalization portfolio of stocks of solid companies with reasonable growth prospects and that are attractively priced in relation to the companies' earnings with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which the adviser believes have favorable prospects for recovery), as well as unrecognized stocks. Current income is not a consideration in selecting the Fund's investments. The Fund may invest up to 20% of its assets in securities of foreign issuers. The Fund may also engage in foreign currency hedging transactions and purchase Rule 144A securities.

THE OAKMARK FUND

The Oakmark Fund seeks long-term capital appreciation by investing primarily in equity securities. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

The Fund invests principally in securities of U.S. issuers. However, it may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, including foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund's foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

THE OAKMARK INTERNATIONAL FUND

The Oakmark International Fund seeks long-term capital appreciation by investing primarily in equity securities of non-
U.S. issuers. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

The Fund's adviser considers the relative political and economic stability of the issuer's home country, the ownership structure of the company, and the company's accounting practices in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (for example, Japan, Canada and the United Kingdom), in less developed markets (for example, Mexico and Thailand), and in selected emerging markets (such as Peru and India). Investments in securities of non-U.S. issuers, especially those traded in less developed or emerging markets, present additional risk. There are no limits on the Fund's geographic asset distribution, but, to provide adequate diversification, the Fund ordinarily invests in the securities markets of at least five countries outside the United States.

Some foreign governments have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Fund's adviser believes that privatizations may offer opportunities for significant capital appreciation, and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain of those markets, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law and/or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

The equity securities in which the Fund may invest include common and preferred stocks and warrants or other similar rights and convertible securities. The Fund may purchase securities of non-U.S. issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying shares of non-U.S. issuers. Under normal market conditions, the Fund invests at least 65% of its total assets, valued at the time of investment, in securities of non-U.S. issuers.

JURIKA & VOYLES MINI-CAP FUND

Jurika & Voyles Mini-Cap Fund seeks to maximize long-term capital appreciation. The Fund invests primarily in the common stock of quality companies having small market capitalizations that offer current value and significant future growth potential.

The Fund will invest at least 65% of its total assets in the common stock of companies having market capitalizations at the time of purchase of between $50 million and $500 million. The Fund typically expects that at least 80% of its equity holding will fall within this capitalization range. The average and median market capitalizations will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

The Fund seeks value in quality companies selling at lower price to earnings ("P/E") multiples relative to their growth rates and lower P/E multiples than the Standard & Poor's 500 Composite Price Index (the "S&P 500") and/or Russell 2000 Small Stock Index. Quality companies possess some or all of the following characteristics: significant potential for future growth in earnings; a strong competitive advantage; a clearly defined business focus; strong financial health; and management ownership.

The securities of smaller-sized companies may present greater opportunities for capital appreciation, but may also involve greater risks.

The Fund may continue to hold its investment in a company whose capitalization subsequently grows above $500 million if the company continues to satisfy the other investment policies of the Fund.

The Fund invests primarily in common stocks, but also may invest in other equity securities including convertible debt securities and warrants. In addition, the Fund may invest up to 25% of its total assets in foreign securities such as U.S. dollar-denominated securities of foreign issuers and ADRs, but will limit its investments in any one foreign country to 5% of its total assets. As part of this, the Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.

Although the Fund does not anticipate maintaining a large non-equity position, the Fund may invest up to 35% of its total assets in debt securities, including up to 25% of its total assets in debt securities (and convertible debt securities) rated below investment grade. Debt securities may include bonds, notes, convertible bonds, mortgage-backed securities (including collateralized mortgage obligations ("CMOs") and REMICs) and other types.

LOOMIS SAYLES INTERNATIONAL EQUITY FUND

Loomis Sayles International Equity Fund's investment objective is high total investment return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing primarily in equity securities of companies organized or headquartered outside the United States. Under normal conditions the Fund will invest at least 65% of its total assets in equity securities of issuers from at least three countries outside the United States. For temporary defensive purposes, the Fund may invest as much as 100% of its assets in issuers from one or two countries, which may include the United States. The Fund may also engage in foreign currency hedging transactions and options transactions, and purchase Rule 144A securities.

NEW ENGLAND GROWTH FUND

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy. Most of the Growth Fund's investments are normally in common stocks, although the Fund may invest in any type of equity securities. The Fund does not consider current income as a factor in selecting its investments. The Fund may invest in foreign securities.

NEW ENGLAND VALUE FUND

New England Value Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities. Substantially all of the Fund's investments are normally in equity securities. In selecting investments for the Fund, the emphasis is ordinarily placed on undervalued securities. Although long-term market appreciation is ordinarily the basis for security selection, current income may be a significant consideration when yields appear to be favorable compared to overall opportunities for capital appreciation. The Fund may invest in foreign securities.

NEW ENGLAND GROWTH OPPORTUNITIES FUND

New England Growth Opportunities Fund seeks opportunities for long-term growth of capital and income. It is normally the policy of the Fund to invest in a diversified portfolio of common stocks considered by the Fund's subadviser to have possibilities for long-term appreciation of capital and income. Emphasis will be given to both undervalued securities and securities of companies with growth potential. The Fund will ordinarily invest substantially all of its assets in equity securities. The Fund may invest in foreign securities that are traded in U.S. markets.

THE OAKMARK SELECT FUND

The Oakmark Select Fund seeks long-term capital appreciation by investing primarily in a non-diversified portfolio of equity securities. The Fund invests principally in securities of U.S. issuers. However, it may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, including foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund's foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

As a "non-diversified" fund, the Fund is not limited under the Investment Company Act of 1940 (the "1940 Act") in the percentage of its assets that it may invest in any one issuer.

BOND FUNDS

LOOMIS SAYLES BOND FUND

Loomis Sayles Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed-income securities, although up to 20% of its assets may be invested in preferred stocks. At least 65% of the Fund's total assets will normally be invested in bonds. The fixed-income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

The Fund may invest any portion of its assets in securities of Canadian issuers, and up to 20% of its assets in securities of other foreign issuers. The Fund may also invest up to 35% of its assets in securities of below investment grade quality. Securities of below investment grade quality are securities rated below the top four rating categories by each major rating agency that has rated the security, including securities in the lowest rating categories, and unrated securities that its manager determines to be of comparable quality.

LOOMIS SAYLES GLOBAL BOND FUND

Loomis Sayles Global Bond Fund's investment objective is high total investment return through a combination of high current income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in investment grade fixed-income securities denominated in various currencies, including U.S. dollars, or in multicurrency units. Under normal conditions, the Fund will invest at least 65% of its total assets in fixed-income securities of issuers from at least three countries, which may include the United States, and no more than 40% of its assets in issuers headquartered in any one country. However, up to 100% of the Fund's assets may be denominated in U.S. dollars. The fixed-income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

NEW ENGLAND STRATEGIC INCOME FUND

New England Strategic Income Fund seeks high current income with a secondary objective of capital growth. The Fund seeks to achieve its investment objectives by investing at least 65% of its total assets in debt instruments. The Fund may invest in debt instruments issued by corporations based in the United States or abroad and debt instruments that are convertible into equity securities. The Fund may also invest in U.S. Government securities and in securities issued or guaranteed by foreign governments (including their political subdivisions, agencies, authorities and/or instrumentalities) and securities issued by supranational agencies. The Fund may invest in securities of emerging markets. The Fund may invest in debt instruments in any rating category, including debt instruments rated in the lower rating categories (C by Moody's Investors Service, Inc. ("Moody's") and D by Standard & Poor's Ratings Group ("S&P")) and in instruments that are unrated.

NEW ENGLAND BOND INCOME FUND

New England Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. The Fund invests primarily in corporate and U.S. Government bonds.
At least 80% of its total assets will be invested in bonds carrying investment grade ratings from one of the recognized rating services. The Fund may also purchase non-rated or lower-rated bonds. Bonds rated BBB by S&P or Baa by Moody's (the lowest ratings that are considered investment grade) have some speculative characteristics, and unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of these bonds to make principal and interest payments than is the case with higher grade bonds. If an investment rated BBB or Baa is downgraded by a major rating agency, the Fund's subadviser will consider whether the investment remains appropriate for the Fund. The Fund may invest in debt instruments rated in the rating categories of B (by Moody's or S&P) or higher and in instruments that are unrated. The Fund may invest in securities of any maturity and in zero coupon securities. The Fund may also invest in CMOs. The Fund will normally maintain an average dollar-weighted portfolio maturity of less than ten years. The Fund may invest in convertible securities and in Rule 144A securities. The Fund may invest in foreign securities but will do so only when the Fund's subadviser believes the associated risks are minimal as compared to similar securities of domestic issuers. The Fund may engage in a variety of options and futures transactions with respect to U.S. or foreign government securities and corporate fixed-income securities.

OTHER UNDERLYING FUNDS IN WHICH THE FUNDS MAY INVEST

EQUITY FUNDS

REICH & TANG EQUITY FUND, INC.

The investment objective of Reich & Tang Equity Fund, Inc. is to seek growth of capital, and investments will be made based upon their potential for capital appreciation. Therefore, current income will be secondary to the objective of capital growth. The Fund's investment objective of capital growth is fundamental and may not be changed without stockholder approval. The Fund will invest in both listed and unlisted securities and in foreign as well as domestic securities.

The Fund will under normal circumstances have substantially all of its assets (i.e., more than 65%) invested in a diversified portfolio of equity securities (common stocks or securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks). The Fund at times may also invest not more than 35% of its total assets in debt securities and preferred stocks offering a significant opportunity for price appreciation. When its manager determines that adverse conditions warrant, the Fund may take a defensive position and invest temporarily without limit in investment grade debt securities or preferred stocks or in money market instruments.

The Fund will invest in both listed and unlisted securities and in foreign as well as domestic securities. While the Fund has no present intention of investing any significant portion of its assets in foreign securities, it reserves the right to invest in foreign securities if purchase thereof at the time of purchase would not cause more than 15% of the value of the Fund's total assets to be invested in foreign securities. Investments in foreign securities involve certain risk considerations which are not typically associated with investments in domestic securities.

LOOMIS SAYLES GROWTH FUND

The investment objective of Loomis Sayles Growth Fund is long-term growth of capital. The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks or their equivalent. Investments are selected based on their growth potential; current income is not a consideration. The Fund may invest in companies with relatively small market capitalization, as well as in larger companies. The Fund may invest up to 20% of its assets in securities of foreign issuers. The Fund may also engage in foreign currency hedging transactions and purchase Rule 144A securities.

LOOMIS SAYLES WORLDWIDE FUND

Loomis Sayles Worldwide Fund's investment objective is high total investment return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing in U.S. and foreign equity and debt securities. The allocation of the Fund's assets among the four sectors of domestic equities, international equities, domestic bonds and international bonds will be made by the Fund's advisers. The Fund will normally invest its assets in securities of issuers from at least three countries, one of which may be the United States. The Fund may also invest in CMOs, zero coupon securities, when-issued securities and Rule 144A securities. The Fund may engage in foreign currency hedging transactions and options and forward contract transactions.

LOOMIS SAYLES CORE VALUE FUND

Loomis Sayles Core Value Fund's investment objective is long-term growth of capital and income. The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks or their equivalent that its manager considers to be undervalued in relation to the issuer's earnings, dividends, assets and growth prospects. The Fund may invest up to 20% of its assets in securities of foreign issuers. The Fund may also engage in foreign currency hedging transactions and purchase Rule 144A securities.

LOOMIS SAYLES MID-CAP GROWTH FUND

Loomis Sayles Mid-Cap Growth Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies with a market that falls within the capitalization range of companies included in the Standard & Poor's Mid-Cap 400 Index. Current income is not a consideration in selecting the Fund's investments. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in the securities of issuers headquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions and securities lending, and purchase Rule 144A securities.

LOOMIS SAYLES MID-CAP VALUE FUND

Loomis Sayles Mid-Cap Value Fund's objective is long-term capital growth from investments in common stocks or their equivalent.
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies with a market that falls within the capitalization range of companies included in the Standard & Poor's Mid-Cap 400 Index. The Fund's manager seeks to build a core portfolio of equity securities that it believes to be undervalued by the market in relation to the issuers' earnings, dividends, assets and growth prospects and that has a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but that the manager believes have favorable prospects for recovery). Current income is not a consideration in selecting the Fund's investments. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in the securities of issuers headquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions and securities lending, and purchase Rule 144A securities.

LOOMIS SAYLES SMALL CAP GROWTH FUND

Loomis Sayles Small Cap Growth Fund's objective is long-term capital growth from investments in common stocks or their equivalent. The Fund seeks to achieve its objective by investing primarily in equity securities of small, rapidly growing companies that its manager believes have the potential for accelerating earnings growth and rising profit margins. The Fund will normally invest at least 65% of its total assets in equity securities of companies with market capitalization of less than $1 billion and may invest up to 35% of its total assets in larger companies. The manager seeks companies that have distinctive products, technologies, or services; dynamic earnings growth; prospects for a high level of profitability; and outstanding management. Current income is not a consideration in selecting the Fund's investments. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in the securities of issuers headquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions and securities lending, and purchase Rule 144A securities.

LOOMIS SAYLES STRATEGIC VALUE FUND

Loomis Sayles Strategic Value Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent. The Fund seeks to achieve its objective by investing substantially all of its assets in equity securities that its manager considers to be undervalued by the markets. Stocks are selected based on a combination of quantitative factors including historical, relative price-earnings ratios; price-earnings ratios relative to growth rates; relative fundamentals and price momentum; and qualitative factors including the quality of management, position in the industry, debt and balance sheet restructuring and product cycles. The Fund's strategy is to have a relatively concentrated portfolio normally consisting of approximately 35-40 securities that the manager considers best positioned to perform in the current and future environments. The Fund may invest any portion of its assets in the securities of Canadian issuers and up to 20% of its assets in securities of issuers heardquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions and securities lending, and purchase Rule 144A securities.

THE OAKMARK BALANCED FUND

The Oakmark Balanced Fund seeks high current income and preservation and growth of capital by investing in a diversified portfolio of equity and fixed-income securities. The Fund is intended to present a balanced investment program between growth and income. It generally invests approximately 50-65% of its total assets in equity securities, including securities convertible into equity securities, 25-50% of its assets in U.S. Government securities and debt securities rated at time of purchase within the two highest grades assigned by Moody's (Aaa or Aa) or by S&P (AAA or AA), and up to 20% in unrated or lower rated debt securities (measured at market value at the time of investment).

The Fund invests principally in securities of U.S. issuers. However, it may invest up to 10% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, including foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. The Fund has no geographic limits on its foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

THE OAKMARK SMALL CAP FUND

The Oakmark Small Cap Fund seeks long-term capital appreciation by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 65% of its total assets, valued at the time of investment, in "small cap companies." Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

The Fund invests principally in securities of U.S. issuers. However, it may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, including foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund's foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

THE OAKMARK INTERNATIONAL SMALL CAP FUND

The Oakmark International Small Cap Fund (formerly named The Oakmark International Emerging Value Fund) seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with small market capitalization. Under normal market conditions, the Fund invests at least 65% of its total assets, valued at the time of investment, in "small cap companies". Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

The Fund's adviser considers the relative political and economic stability of the issuer's home country, the ownership structure of the company, and the company's accounting practices in evaluating the potential rewards and risks of an investment opportunity. The Fund invests in securities traded in both developed and emerging markets. Investments in securities of non-U.S. issuers, especially those traded in less developed or emerging markets, present additional risks. There are no limits on the Fund's geographic asset distribution, but, to provide adequate diversification, the Fund ordinarily invests in the securities markets of at least five countries outside the United States.

Some foreign governments have been engaged in privatizations. The Fund's adviser believes that privatizations may offer opportunities for significant capital appreciation, and intends to invest assets of the Fund in privatizations in appropriate circumstances.

The equity securities in which the Fund may invest include common and preferred stocks and warrants or other similar rights and convertible securities. The Fund may purchase securities of non-U.S. issuers directly or in the form of ADRs, EDRs, Global Depositary Receipts ("GDRs"), or other securities representing underlying shares of non-U.S. issuers.

JURIKA & VOYLES VALUE AND GROWTH FUND

Jurika & Voyles Value and Growth Fund seeks long-term capital appreciation. The Fund invests primarily in the common stock of quality companies of all market capitalizations that offer current value total and significant future growth potential.

The Fund will invest at least 65% of its total assets in the common stock of companies having market capitalizations at the time of purchase of $500 million and over. The Fund typically expects that at least 80% of its equity holdings will fall within this capitalization range. The average and median market capitalizations will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

The Fund seeks value in quality companies selling at lower P/E multiples relative to their growth rates and lower P/E multiples than the S&P 500. Quality companies possess some or all of the following characteristics: significant potential of future growth in earnings; a strong competitive advantage; a clearly defined business focus; strong financial health; and management ownership. The Fund may hold equity securities of companies with smaller market capitalizations.

The Fund invests primarily in common stocks, but also may invest in other equity securities including convertible preferred stocks, convertible debt securities and warrants. In addition, the Fund may invest up to 25% of its total assets in foreign securities such as U.S. dollar-denominated securities of foreign issuers and ADRs, but will limit its investments in any one foreign country to 5% of its total assets. As part of this, the Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.

Although the Fund does not anticipate maintaining a large non-equity position, the Fund may invest up to 35% of its total assets in debt securities, including up to 25% of its total assets in debt securities (and convertible debt securities) rated below investment grade. Debt securities may include bonds, notes, convertible bonds, mortgage-backed and asset-backed securities (including CMOs and REMICs) and other types.

JURIKA & VOYLES BALANCED FUND

Jurika & Voyles Balanced Fund's objective is to provide investors with a balance of long-term capital appreciation and current income. The Fund seeks to achieve this objective with less volatility and risk than that of the broad stock market by investing primarily in a diversified portfolio that combines stocks, bonds and cash-equivalent securities.

Equity securities normally will constitute from 40% to 70% of the Fund's total assets. The Fund will invest at least 25% of its total assets in fixed-income debt securities. Cash-equivalent securities normally will constitute from 0% to 35% of the Fund's total assets. The Fund's adviser will shift the balance between equity, debt and cash-equivalent securities based on economic conditions, the current interest rate environment and the availability of specific investment opportunities consistent with the Fund's objective.

The Fund's equity investments will emphasize equity securities of companies having market capitalizations at the time of purchase of $500 million and over. The Fund typically expects that at least 80% of its equity holdings will fall within this capitalization range. The average and median market capitalizations will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

The Fund seeks quality companies selling at lower P/E multiples relative to their growth rates and P/E multiples than the S&P
500. Quality companies which possess some or all of the following characteristics: significant potential for future growth in earnings; a strong competitive advantage; a clearly defined business focus; strong financial health; and management ownership.

The Fund may hold securities of companies with smaller market capitalizations.

The Fund invests primarily in common stocks and senior debt securities, but also may invest in convertible preferred stocks, convertible debt securities and warrants. In addition, the Fund may invest up to 25% of its total assets in foreign securities such as U.S. dollar-denominated securities of foreign issuers and ADRs, but will limit its investments in any one foreign country to 5% of its net assets. As part of this, the Fund may invest up to 5% of its total asset in securities denominated in foreign currencies.

The Fund may invest up to 25% of its total assets in debt securities (and convertible debt securities) rated below investment grade. Debt securities may include bonds, notes convertible bonds, mortgage-backed and asset-backed securities (including CMOs and REMICs) and other types.

JURIKA & VOYLES SMALL CAP FUND

Jurika & Voyles Small Cap Fund seeks to maximize long-term capital appreciation. The Fund invests primarily in the common stock of quality companies with small market capitalizations that offer current value and significant future growth potential.

The Fund will invest at least 65% of its total assets in the common stock of companies having market capitalizations at the time of purchase of between $300 million and $1.3 billion. The Fund typically expects that at least 80% of its equity holding will fall within this capitalization range. The average and median market capitalizations will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

The Fund invests in quality companies offering an attractive combination of value and growth characteristics. Companies will typically sell at lower P/E multiples and offer higher earnings growth rates than the S&P 500 market average. In addition, the Fund emphasizes companies that possess some or all of the following characteristics: significant potential for future growth in earnings; a strong competitive advantage; a clearly defined business focus; strong financial health; and a skilled management group.

The securities of smaller-sized companies may present greater opportunities for capital appreciation, but may also involve greater risks.

The Fund may continue to hold its investment in a company whose capitalization subsequently grows above $1.3 billion if the company continues to satisfy the other investment policies of the Fund.

The Fund invests primarily in common stocks, but also may invest in other equity securities, including convertible preferred stocks, convertible debt securities and warrants. In addition the Fund may invest up to 25% of its total assets in foreign securities such as U.S. dollar-denominated securities of foreign issuers and ADRs, but will limit its investments in any one foreign country to 5% of its total assets. As part of this, the Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.

Although the Fund does not anticipate maintaining a large non-equity position, the Fund may invest up to 35% of its total assets in debt securities, including up to 25% of its total assets in debt securities (and convertible debt securities) rated below investment grade. Debt securities may include bonds, notes convertible bonds, mortgage-backed and asset-backed securities (including CMOs and REMICs) and other types.

NEW ENGLAND CAPITAL GROWTH FUND

New England Capital Growth Fund seeks long-term growth of capital. The Fund seeks to attain its objective by investing substantially all of its assets in equity securities.
Investments are selected based on their growth potential; current income is not a consideration. The Fund normally will invest primarily in equity securities of companies with medium or large market capitalization (capitalization of $1 billion to $5 billion and over $5 billion, respectively), but will also invest a portion of its assets in equity securities of companies with relatively small market capitalization (under $1 billion).

The Fund's subadviser selects investments based upon fundamental research and analysis of individual companies and industries.
The subadviser selects investments for the Fund based on qualitative and quantitative criteria including, among others, industry dominance and competitive position, consistent earnings growth, a history of high profitability, the subadviser's expectation of continued high profitability and overall financial strength, although not every investment will have all of these characteristics. The Fund may invest in foreign securities.

NEW ENGLAND INTERNATIONAL EQUITY FUND

New England International Equity Fund seeks total return from long-term growth of capital and dividend income, primarily through investment in international equity securities. The Fund seeks to achieve its objective by investing primarily in common stocks, although the Fund may invest in any type of equity securities. Normally the Fund will invest at least 65% of its total assets in equity securities of issuers headquartered outside the United States or that derive a substantial part of their revenues or profits from countries outside the United States. Under normal conditions the Fund's portfolio will contain equity securities of issuers from at least three countries outside the United States. The Fund may also invest in closed-end investment companies domiciled in the United States that invest primarily in securities issued by foreign companies. In addition, the Fund may invest up to 20% of its assets in bonds issued or guaranteed by foreign governments (including their political subdivisions, agencies, authorities and/or instrumentalities), supranational agencies or foreign companies, including but not limited to convertible debt and below investment grade or unrated debt. The Fund may also engage in certain options and futures transactions.

NEW ENGLAND STAR SMALL CAP FUND

New England Star Small Cap Fund seeks to attain its objective of capital appreciation by investing primarily in equity securities of small capitalization companies, which the Fund currently considers to be companies having total market capitalization (shares outstanding times market price per share), at the time of purchase, of under $1 billion ("Small Cap Companies"). Under normal market conditions, at least 65% of the Fund's net assets will be invested in Small Cap Companies. The Fund may also invest its assets in companies having larger market capitalization and in other securities, including foreign and fixed-income securities. Foreign securities, including equity securities that are traded over-the-counter or on foreign exchanges, may constitute up to 25% of the Fund's net assets. There are no geographic limits on the Fund's foreign investments.

NEW ENGLAND STAR ADVISERS FUND

New England Star Advisers Fund seeks long-term growth of capital.

The Fund seeks to attain its objective by investing primarily in equity securities. The Fund may also invest in other securities. Under normal market conditions, however, at least 65% of the Fund's assets will be invested in equity securities. Capital invested in the Fund will be allocated on an equal basis among four different subadvisers. Each subadviser will manage its segment of the Fund's assets in accordance with that subadviser's own investment style and strategy. The Fund, in the discretion of each subadviser, may invest without limit in securities of companies with smaller capitalization. The Fund may in the discretion of each of its subadvisers invest without limit in securities of foreign issuers (including issuers in emerging markets) as well as in securities of U.S. issuers.

NEW ENGLAND STAR WORLDWIDE FUND

New England Star Worldwide Fund seeks long-term growth of capital by investing primarily in equity securities both within the United States and around the world. The Fund is a global fund, which means it will seek to invest in equity securities traded on foreign stock markets as well as the stock markets of the United States. Foreign markets represent two-thirds of the value of all stocks traded in the world, and offer many opportunities for investment in addition to those found in the United States. Foreign markets may be located in large, developed countries such as Great Britain or in smaller, developing markets like Singapore. The Fund may also invest in other securities. Under normal market conditions, however, at least 65% of each segment of the Fund's portfolio, and at least 65% of the Fund's total assets, will be invested in equity securities. The Fund may in the discretion of each of its subadvisers invest without limit in securities of foreign issuers (including issuers in emerging markets) as well as in securities of U.S. issuers. Under normal market conditions, the Fund will invest in securities of issuers in at least three different countries, one of which will be the United States. As a temporary, defensive measure, however, the Fund may invest without limit in securities of U.S. issuers, including corporate and government debt obligations, or in cash or cash equivalents.

Capital invested in the Fund will be allocated equally among five different segments of the portfolio, managed by four different subadvisers. Each subadviser will manage its segment or segments of the Fund's assets in accordance with that subadviser's own investment style and strategy.

NEW ENGLAND EQUITY INCOME FUND

New England Equity Income Fund seeks current income and capital growth. Under normal market conditions, the Fund will invest at least 80% of its assets in dividend-paying common or preferred stocks. The Fund's portfolio will be selected to seek a current dividend yield which is comparable to the published composite yield of the S&P 500 and long-term capital appreciation. The Fund may also invest in non dividend-paying stocks, other equity securities, fixed-income securities, Rule 144A securities, zero coupon bonds and strips, foreign securities and repurchase agreements.

BOND FUNDS

LOOMIS SAYLES HIGH YIELD FUND

Loomis Sayles High Yield Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed-income securities, although up to 20% of its assets may be invested in preferred stocks and up to 10% of its assets may be invested in common stocks. The fixed-income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 50% of its assets in the securities of other foreign issuers.

The Fund will normally invest at least 65% of its assets in fixed-income securities of below investment grade quality.

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND

Loomis Sayles Intermediate Maturity Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

The Fund seeks to achieve its objective by normally investing at least 90% of its assets in fixed-income securities of investment grade quality and to maintain an average dollar weighted maturity of between three and ten years. For purposes of the 90% test, a security will be treated as being of investment grade quality if it is rated by at least one major rating agency in one of its top four rating categories at the time of purchase or, if unrated, is determined by the manager to be of comparable quality. The Fund may also invest up to 10% of its assets in fixed-income securities of below investment grade quality. The fixed-income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions, swap transactions, and securities lending. The Fund may invest any portion of its assets in securities of other foreign issuers.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Loomis Sayles Investment Grade Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

The Fund seeks to achieve its objective by normally investing at least 65% of its assets in fixed-income securities of investment grade quality. Up to 20% of the Fund's assets may be invested in preferred stocks. The Fund may also invest up to 10% of its assets in fixed-income securities of below investment grade quality. The fixed-income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions, swap transactions and securities lending. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in the securities of other foreign issuers.

LOOMIS SAYLES MUNICIPAL BOND FUND

Loomis Sayles Municipal Bond Fund's investment objective is as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

The Fund seeks to achieve its objective by normally investing substantially all of its assets in securities the income from which is, in the opinion of issuer's counsel at the time of issuance, exempt from federal income tax ("tax exempt securities"). It is a fundamental policy of the Fund that, during periods of normal market conditions, at least 80% of its net assets will be invested in tax exempt securities. Normally, substantially all of its assets will be invested in fixed-income securities of investment grade quality or in unrated securities determined by the manager to be of comparable quality, and at least 65% of the Fund's assets will be invested in bonds. The Fund may engage in options and futures transactions.

The Fund may invest in "private activity bonds," which pay interest that, although exempt from ordinary federal income taxes, may be subject to federal or state alternative minimum taxes. The Fund's investments in private activity bonds normally will not exceed 20% of its net assets.

LOOMIS SAYLES SHORT-TERM BOND FUND

Loomis Sayles Short-Term Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation with relatively low fluctuation in net asset value.

The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed-income securities, although up to 20% of its assets may be invested in non-convertible preferred stock. At least 65% of the Fund's total assets will normally be invested in bonds with a remaining maturity of 5 years or less. The fixed-income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions and swap transactions, foreign currency hedging transactions and swap transactions. The Fund may invest up to 20% of its asset in securities of foreign issuers.

In an effort to minimize fluctuations in market value, the Fund is expected to maintain an average dollar-weighted maturity of between one and three years.

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

Loomis Sayles U.S. Government Securities Fund's investment objective is high total investment return through a combination of current income and capital appreciation. The Fund seeks to achieve its objective by investing substantially all of its assets in U.S. Government securities, including CMOs, and in certificates representing undivided interests in the interest or principal of U.S. Treasury securities. At least 65% of the Fund's total assets will normally be invested in U.S. Government securities.

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND

New England Adjustable Rate U.S. Government Fund seeks a high level of current income consistent with low volatility of principal. The Fund intends to pursue its objective by investing only in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund will invest, under normal market conditions, at least 65% of its total assets in adjustable rate mortgage securities ("ARMs") or other securities collateralized by or representing interests in mortgages, which have interest rates that are reset at periodic intervals and which are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund also may invest in CMOs issued by instrumentalities of the U.S. Government, but will not invest in privately issued CMOs. Other securities purchased by the Fund will be limited to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities but will not include any stripped securities (such as interest only or principal only obligations) or zero coupon obligations. When maintaining a temporary defensive position, the Fund may invest its assets, without limit, in U.S. Government securities of any type.

NEW ENGLAND GOVERNMENT SECURITIES FUND

New England Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities.

The Fund expects that it will invest primarily in U.S. Government securities, including U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities greater than ten years), and mortgage-backed securities issued or guaranteed by U.S. Government agencies, including but not limited to the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Under normal market conditions, the Fund intends to maintain a dollar-weighted average duration of between seven and eight years. The Fund may hold individual securities with duration longer or short than seven or eight years (e.g., a security with a duration of seven years will typically have a maturity of approximately 10 years, given the current interest rate environment) as long as the average duration remains within these limits.

The Fund may invest in securities of any maturity and in zero coupon securities. In addition to investing directly in U.S.
Government securities, the Fund may purchase "stripped" securities.

For hedging purposes, the Fund may also purchase and sell interest rate futures contracts on U.S. Government securities and may write and purchase options on such futures and options on U.S. Government securities. Transactions involving futures and options on futures may help to reduce the volatility of the Fund's net asset value, but this result cannot be assured. Options and futures are not backed by the U.S. Government.

It is a fundamental policy of the Fund that under normal market conditions it will invest at least 65% of its total assets in "U.S. Government securities," which term includes all securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

NEW ENGLAND HIGH INCOME FUND

New England High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return. The Fund invests primarily in long-term corporate fixed-income securities, the majority of which are rated BBB or lower by S&P or Baa or lower by Moody's or are unrated. The Fund may invest in debt instruments in any rating category, including debt instruments rated in the lowest rating categories (C by Moody's and D by S&P) and instruments that are unrated. A diversified portfolio of these securities normally provides a current yield or yield to maturity that is significantly higher than yields of higher-rated fixed-income securities. In addition to high current income, the Fund seeks capital appreciation through market price appreciation in periods of declining interest rates and improvement in the credit standing of issuers.

NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND

New England Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital. The Fund seeks to achieve its objective by investing in U.S. Government securities. Under normal market conditions, 65% or more of the Fund's total assets will be invested in U.S. Government securities (including zero coupon bonds) and CMOs. The Fund limits its investments in CMOs to those issued by instrumentalities of the U.S. Government. The Fund may also invest in asset-backed securities rated Aaa by Moody's or AAA by S&P or unrated but determined by the Fund's subadviser to be of comparable quality to securities in those rating categories. For hedging purposes, the Fund may purchase and sell financial futures contracts and options. The Fund may also engage in securities lending.

The Fund's subadviser provides a continuous investment program designed to maximize current return while minimizing fluctuations in the value of the Fund's portfolio, thus stabilizing the net asset value of the Fund's shares. Because the market value of fixed-income securities fluctuates in response to changes in interest rates, there is a risk of a decline in the value of the Fund's portfolio (and a corresponding decrease in the value of the Fund's shares) if interest rates increase. To reduce this risk, the Fund will ordinarily seek to maintain an average dollar-weighted maturity of three to seven years. The Fund may hold individual securities with maturities of more than seven years as long as its average maturity remains within this limit.

RISK FACTORS OF UNDERLYING FUNDS

In pursuing its investment objective, each of the Underlying Funds is permitted to engage in a wide range of investment policies. The Underlying Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by their respective advisers and subadvisers. Certain of these policies are described in the "Glossary" and further information about the Underlying Funds is contained in the statement of additional information as well as the prospectuses of such funds. Because each Portfolio invests in certain of the Underlying Funds, shareholders of each Portfolio will be affected by these investment policies in direct proportion to the amount of assets each Portfolio allocates to the Underlying Funds pursuing such policies.

INVESTMENT RESTRICTIONS OF THE FUNDS

The policies set forth below are fundamental policies of each Fund and may not be changed with respect to each of the Funds without the approval of a majority of such Funds' outstanding shares. As used in this combined Statement of Additional Information, a "majority of the outstanding voting securities of such Fund" means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of such Fund. Each Fund may not:

      (1)  borrow money, except as permitted under the Investment
           Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) engage in business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (5) purchase physical commodities or contracts relating to physical commodities; or

      (6) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry
           into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

Each Fund may not as a matter of nonfundamental policy:

      (1) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; or

      (2) invest in companies for the purpose of exercising management or control.

The Funds will not invest in reverse repurchase agreements
(except that an Underlying Fund may invest in reverse repurchase agreements).

Because of their investment objectives and policies, the Funds will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the Funds' investment programs set forth in the prospectus, each Fund may invest more than 25% of its assets in certain of the Underlying Funds.

Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Funds.

----------------------------------------------------------------
                        MANAGEMENT OF THE TRUST
----------------------------------------------------------------

TRUSTEE

The Trustee of the Trust and his age (in parentheses), address and principal occupation during the past five years are as follows:

      HENRY L.P. SCHMELZER -- Trustee and President (53);
           President, Chief Executive Officer and Director, NEF Corporation; President and Chief Executive Officer,
New
           England Funds, L.P.; President and Chief Executive Officer, New England Funds Management, L.P.; Director, Back Bay Advisors, Inc. ("BBAI"); Director, Maine
           Bank & Trust Company; formerly, Director, New England Securities Corporation ("New England Securities").

OFFICER

The Officer of the Trust, in addition to Mr. Schmelzer, and his age (in parentheses) and principal occupation during the past five years are as follows:

      FRANK NESVET -- Treasurer (53); Senior Vice President and
           Chief Financial Officer, NEF Corporation; Senior Vice President and Chief Financial Officer, New England Funds, L.P.; Senior Vice President and Chief
Financial
           Officer, NEFM; formerly, Executive Vice President, SuperShare Services Corporation (mutual fund and unit investment trust sponsor).

Previous positions during the past five years with NELICO or Metropolitan Life Insurance Company ("MetLife"), New England Funds, L.P. or NEFM are omitted, if not materially different from a trustee's or officer's current position with such entity. The Trust's trustee is also a trustee of certain other investment companies for which New England Funds, L.P. acts as principal underwriter. Except as indicated above, the address of each trustee and officer of the Trust is 399 Boylston Street, Boston, Massachusetts 02116.

TRUSTEE FEES

The Trust pays no compensation to their officers or to their trustees who are interested persons thereof.

[Trustee compensation information to be provided by amendment.]

As of November 5, 1997, there were no shares of any Fund outstanding.

ADVISORY AGREEMENTS

Under each Fund's advisory agreement between the Trust and NEFM, on behalf of the Fund, NEFM will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. NEFM is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional investment research as is necessary to manage the Funds' assets in accordance with their investment objectives and policies. Accordingly, NEFM will place orders for the purchase and sale of portfolio securities. Pursuant to the advisory agreements, each Fund pays NEFM a management fee at the annual rate of 0.10% of the Fund's average daily net assets.

Each Fund's advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the board of trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the trustees of the Trust who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each advisory agreement may be terminated without penalty by vote of the board of trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. In addition, each advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by the Distributor to eliminate all reference to the words "New England" or the letters "TNE" in the name of the Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the trustees who are not interested persons of the Trust or the Fund's adviser.

Each advisory agreement provides that the adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

NEFM, formed in 1995, is a limited partnership whose sole general partner, NEF Corporation, is a wholly-owned subsidiary of NEIC Holdings, Inc. ("NEIC Holdings"), which is a wholly-owned subsidiary of NEIC. NEF Corporation is also the sole general partner of New England Funds, L.P., the distributor of the Funds.

NEIC owns the entire limited partnership interest in each of NEFM and New England Funds, L.P.

NEIC's sole general partner, NEIC, Inc, is a wholly-owned subsidiary of MetLife New England Holdings, Inc., which in turn is a wholly-owned subsidiary of MetLife. MetLife owns a majority limited partnership interest in NEIC. NEIC and its 13 subsidiary or affiliated asset management firms, collectively, have more than $100 billion of assets under management or administration.

                      SPECIAL SERVICING AGREEMENT

The Special Servicing Agreement (the "Service Agreement") is to be entered into among the Adviser, the Trust on behalf of the Funds, the Underlying Funds, the Distributor, New England Funds Trust I, New England Funds Trust II, New England Funds Trust III, New England Cash Management Trust, Jurika & Voyles Fund Group, Loomis Sayles Funds, Harris Associates Investment Trust, Reich & Tang Equity Fund, Inc., and Delafield Fund, Inc. Under the Service Agreement, the Adviser will arrange for all services pertaining to the operation of the Trust including shareholder servicing and fund accounting services provided by the Distributor. In addition, the Service Agreement will provide that, if the officers of any Underlying Fund, at the direction of the Board of Directors/Trustees, determine that the aggregate expenses of a Fund are less than the estimated savings to the Underlying Fund from the operation of that Fund, the Underlying Fund will bear those expenses in proportion to the average daily value of its shares owned by that Fund. No Underlying Fund will bear such expenses in excess of the estimated savings to it.
Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Funds and the resulting reduction in shareholder servicing costs. In this regard, the shareholder servicing costs to any Underlying Fund for servicing one account registered to the Trust would be significantly less than the cost to that same Underlying Fund of servicing the same pool of assets contributed in the typical fashion by a large group of individual shareholders owning small accounts in each Underlying Fund.

Based on actual expense data from the Underlying Funds and certain very conservative assumptions with respect to the Trust, the Adviser, the Underlying Funds and the Funds anticipate that the aggregate financial benefits to the Underlying Funds from these arrangements will exceed the costs of operating the Funds. If such turns out to be the case, there will be no charge to the Trust for the services under the Service Agreement. Rather, in accordance with the Service Agreement, such expenses will be passed through to the Underlying Funds in proportion to the value of each Underlying Fund's shares held by each Fund.

In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of a Fund, the Fund will pay that portion of the costs, as set forth herein, determined to be greater than the benefits. The determination of whether and the extent to which the benefits to the Underlying Funds from the organization of the Trust will exceed the costs to such funds will be made based upon the analysis criteria set forth in the Exemptive Order obtained from the SEC. This cost-benefit analysis was initially reviewed by the Directors/Trustees of the Underlying Funds before participating in the Service Agreement. For future years, there will be an annual review of the Service Agreement to determine its continued appropriateness for each Underlying Fund.

Certain non-recurring and extraordinary expenses will not be paid in accordance with the Service Agreement including: the fees and costs of actions, suits or proceedings and any penalties or damages in connection therewith, to which the a Fund may incur directly, or may incur as a result of its legal obligation to provide indemnification to its officers, directors and agents; the fees and costs of any governmental investigation and any fines or penalties in connection therewith; and any federal, state or local tax, or related interest penalties or additions to tax, incurred, for example, as a result of the Funds' failure to distribute all of its earnings, failure to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), or failure to timely file any required tax returns or other filings. Under unusual circumstances, the parties to the Service Agreement may agree to exclude certain other expenses.

DISTRIBUTION AGREEMENT AND RULE 12B-1 PLANS. Under an agreement with the Trust, New England Funds, L.P. serves as the general distributor of each class of shares of the Funds. Under this agreement, New England Funds, L.P. is not obligated to sell a specific number of shares. New England Funds, L.P. bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders.

New England Funds, L.P. is compensated under the agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds, or the Underlying Funds under the Service Agreement, the service and distribution fees described in the Prospectus.

As described in the Prospectuses, each Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's distributor (currently New England Funds, L.P.) monthly fees out of its net assets. Pursuant to Rule 12b-1 under the 1940 Act, the Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the board of trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or the Distribution Agreement (the "Independent Trustees").

The Plans may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. The Plans may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in a Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trust's trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as the Plans are in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

New England Funds, L.P. has entered into selling agreements with investment dealers, including New England Securities, an affiliate of New England Funds, L.P., for the sale of the Funds' shares. New England Securities is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended. New England Funds, L.P. may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of New England Securities who are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly-owned subsidiary of NEIC. NEIA may receive compensation from the Funds' adviser with respect to sales of Class Y shares.

The Distribution Agreement for the Funds may be terminated at any time on 60 days' written notice without payment of any penalty by New England Funds, L.P. or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Independent Trustees.

The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire board of trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

With the exception of New England Funds, L.P., New England
Securities and their direct and indirect corporate parents (NEIC and MetLife), no interested person of the Trust nor any trustee of the Trust has any direct or indirect financial interest in the operation of the Plans or any related agreement.

Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service,
(2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

New England Funds, L.P. controls the words "New England" in the names of the Trust and the Funds and if it should cease to be the distributor, New England Funds Trust IV may be required to change their names and delete these words or letters. New England Funds, L.P. also acts as general distributor for New England Funds Trust I, New England Funds Trust II, New England Funds Trust III, New England Cash Management Trust and New England Tax Exempt Money Market Trust.

Proceeds from the CDSC on Class A shares are paid to New England Funds, L.P. and are used by New England Funds, L.P. to defray the expenses for services New England Funds, L.P. provides the Trust. Proceeds from the CDSC on Class B shares are paid to New England Funds, L.P. and are remitted to FEP Capital, L.P. to compensate FEP Capital, L.P. for financing the sale of Class B shares pursuant to certain Class B financing and servicing agreements between New England Funds, L.P. and FEP Capital, L.P.

CUSTODIAL ARRANGEMENTS. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

INDEPENDENT ACCOUNTANTS.  The Trust's independent accountants are
[              ].  The independent accountants of the Trust
conduct an annual audit of that Trust's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trust as to matters of accounting and federal and state income taxation.

OTHER ARRANGEMENTS

Pursuant to a contract between the Funds and New England Funds, L.P., New England Funds, L.P. acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay an annual per-account fee to New England Funds, L.P. for these services in the amount of
$[     ], which fees are anticipated to be assumed by the
Underlying Funds pursuant to the Service Agreement. New England Funds, L.P. has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, New England Funds, L.P. pays BFDS a monthly
per account fee of $[     ].

In addition, New England Funds, L.P. performs certain accounting and administrative services for the Funds. Each Fund reimburses, subject to the Service Agreement, New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities.

----------------------------------------------------------------
                        PORTFOLIO TRANSACTIONS
----------------------------------------------------------------

PORTFOLIO TURNOVER

Each Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. Purchases and sales are made for each Fund whenever necessary, in management's opinion, to meet that Fund's objective. Each Fund expects to have an annual portfolio turnover rate not exceeding 20% for its initial fiscal year.

----------------------------------------------------------------
           DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES
----------------------------------------------------------------

New England Funds Trust IV is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated October 30, 1997, and is a "series" company as described in
Section 18(f)(2) of the 1940 Act. The Trust has three separate portfolios. Each Fund currently offers four classes of shares.

The Declaration of Trust of New England Funds Trust IV currently permits the Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each Fund is represented by a particular series of shares. The Declaration of Trust further permits the Trust's trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The shares of all the Funds are divided into four classes, Class A, Class B, Class C and Class Y. Each Fund offers such classes of shares as set forth in such Fund's Prospectus. Class Y shares are available for purchase only by certain eligible institutional investors and have higher minimum purchase requirements than Classes A, B and C. Absent the Service Agreement, all expenses of each Fund (excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")) would be borne by its Class A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which would be borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C would be borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares.

The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged, absent the Service Agreement, with the expenses with respect to that class of a Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in the Trust.

The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While the Declaration of Trust further provides that the board of trustees may also terminate the Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

VOTING RIGHTS

As summarized in the Prospectuses, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

The Declaration of Trust provides that on any matter submitted to a vote of all shareholders of the Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's or a Fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and
(iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the board of trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

----------------------------------------------------------------
                           HOW TO BUY SHARES
----------------------------------------------------------------

The procedures for purchasing shares of the Funds are summarized in the Prospectus. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.

Shares may also be purchased either in writing, by phone or, in the case of Class A, B and C shares, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with New England Funds, L.P.

New England Funds, L.P. may at its discretion accept a telephone order for the purchase of $5,000 or more of a Fund's Class A, B and C shares. Payment must be received by New England Funds, L.P. within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through New England Funds, L.P. or your investment dealer.

----------------------------------------------------------------
               NET ASSET VALUE AND PUBLIC OFFERING PRICE
----------------------------------------------------------------

The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

The net asset value of Fund shares is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

The net asset value of each Underlying Fund is determined based upon the nature of the securities as set forth in the prospectus and statement of additional information of such Underlying Fund. Shares of each Underlying Fund in which a Fund may invest are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The net asset value per share of the Underlying Funds will be calculated and reported to a Fund by each Underlying Fund's accounting agent.

----------------------------------------------------------------
                         REDUCED SALES CHARGES

                          CLASS A SHARES ONLY
----------------------------------------------------------------

Special purchase plans are enumerated in the text of the Prospectus.

CUMULATIVE PURCHASE DISCOUNT. A Fund shareholder making an additional purchase of Class A shares may be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "Buying Fund Shares -- Sales Charges" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the New England Trusts held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or New England Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund or New England Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

COMBINING PURCHASES. Purchases of all series and classes of the New England Funds by or for an investor, the investor's spouse, parents, children, siblings, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in any Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan.

COMBINING WITH OTHER SERIES AND CLASSES OF THE NEW ENGLAND FUNDS.

A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which includes shares of New England Cash Management Trust and New England Tax Exempt Money Market Trust (the "Money Market Funds") unless such shares were purchased by exchanging shares of any of the Trusts). Shares owned by persons described in the preceding paragraph may also be included.

UNIT HOLDERS OF UNIT INVESTMENT TRUSTS. Unit investment trust distributions may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

CLIENTS OF ADVISERS OR SUBADVISERS. No sales charge or contingent deferred sales charge applies to investments of $100,000 or more in Class A shares of the Funds by (1) clients of an adviser or subadviser to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts; and the spouse, parents, children, siblings, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

OFFERING TO EMPLOYEES OF METLIFE AND ASSOCIATED ENTITIES. There is no sales charge, CDSC or initial investment minimum related to investments in Class A shares of the Funds by any of the Trusts' advisers or subadvisers, New England Funds, L.P. or any other company affiliated with NELICO or MetLife; current and former directors and trustees of the Trusts; agents and general agents of NELICO or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers that have selling arrangements with New England Funds, L.P.; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of NELICO or MetLife or any other company affiliated with NELICO or MetLife.

ELIGIBLE GOVERNMENTAL AUTHORITIES. There is no sales charge or contingent deferred sales charge related to investments in Class A shares of any Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

INVESTMENT ADVISORY ACCOUNTS. Shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

CERTAIN BROKER-DEALERS AND FINANCIAL SERVICES ORGANIZATIONS. Shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or the Fund's adviser out of its own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

SHAREHOLDERS OF REICH AND TANG GOVERNMENT SECURITIES TRUST. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Funds at net asset value and without imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

----------------------------------------------------------------
                         SHAREHOLDER SERVICES
----------------------------------------------------------------

OPEN ACCOUNTS

A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. New England Funds, L.P. may charge a fee for providing duplicate information.

The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

The costs of maintaining the open account system are paid by the Underlying Funds under the Service Agreement and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

AUTOMATIC INVESTMENT PLANS (CLASS A, B AND C SHARES)

Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing New England Funds, L.P. to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to New England Funds, L.P. for investment in the Fund. A plan may be opened with an initial investment of $100 or more and thereafter regular monthly checks of $100 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling New England Funds, L.P. at 800-225-5478 or your investment dealer.

This program is voluntary and may be terminated at any time by New England Funds, L.P. upon notice to existing plan participants.

The Investment Builder Program plan may be discontinued at any time by the investor by written notice to New England Funds, L.P., which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

RETIREMENT PLANS OFFERING TAX BENEFITS (CLASS A, B AND C SHARES)

The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus.
For these plans, initial investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, and $100 for subsequent investments.
There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for 401(k), SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). Plan documents and further information can be obtained from New England Funds, L.P.

An investor should consult a competent tax or other adviser as to the suitability of a Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

SYSTEMATIC WITHDRAWAL PLANS (CLASS A, B AND C SHARES)

An investor owning a Fund's shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or New England Funds, L.P.

A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on
(1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to a redemption pursuant to the Plan.

All shares under the Plan must be held in an open
(uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and New England Funds, L.P. make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan.

It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan.
Accordingly, the Funds and New England Funds, L.P. do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments.

Because of statutory restrictions, this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

EXCHANGE PRIVILEGE

A shareholder may exchange the shares of any Fund for shares of the same class of any other New England Fund (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge.
When an exchange is made from the Class B shares of one Fund to the Class B shares of another New England Fund, the shares received in exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and the conversion date. If you own Class A or Class B shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Funds. Class C shares may also be exchanged for Class A shares of the Money Market Funds. On all exchanges of Class A shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC and, for Class B shares only, conversion to Class A shares. The aging resumes only when an exchange is made back into Class B shares of a New England Fund. If you own Class Y shares, you may exchange those shares for Class Y shares of other New England Funds or for Class A shares of the Money Market Funds. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to New England Funds, L.P. at 800-225-5478 or (2) a written exchange request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a New England Fund before an exchange for that Fund can be effected.

The investment objectives of the New England Funds and the Money
Market Funds are as follows:

STOCK FUNDS:

NEW ENGLAND GROWTH FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.
NEW ENGLAND CAPITAL GROWTH FUND seeks long-term growth of capital.

NEW ENGLAND VALUE FUND seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

NEW ENGLAND BALANCED FUND seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

NEW ENGLAND GROWTH OPPORTUNITIES FUND seeks opportunities for long-term growth of capital and income.

NEW ENGLAND INTERNATIONAL EQUITY FUND seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

NEW ENGLAND STAR ADVISERS FUND seeks long-term growth of capital.

NEW ENGLAND STAR WORLDWIDE FUND seeks long-term growth of capital.

NEW ENGLAND STAR SMALL CAP FUND seeks capital appreciation.

NEW ENGLAND EQUITY INCOME FUND seeks current income and capital growth.

BOND FUNDS:

NEW ENGLAND GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities and engaging in transactions involving related options, futures and options on futures.

NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND seeks a high current return consistent with preservation of capital.

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND seeks a high level of current income consistent with low volatility of principal.

NEW ENGLAND STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.

NEW ENGLAND BOND INCOME FUND seeks a high level of current income consistent with what the Fund considers reasonable risk. The
Bond Income Fund invests primarily in corporate and U.S.
Government bonds.

NEW ENGLAND HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.

NEW ENGLAND MUNICIPAL INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital.
The Municipal Income Fund invests primarily in debt securities of municipal issuers, the interest of which is exempt from federal income tax but may be subject to the federal alternative minimum tax, and may engage in transactions in financial futures contracts and options on futures.

NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back Bay Advisors, the Fund's subadviser, believes is consistent with preservation of capital.

NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK seeks as high a level of current income exempt from federal income tax and its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

MONEY MARKET FUNDS:

NEW ENGLAND CASH MANAGEMENT TRUST -

Money Market Series -- maximum current income consistent with preservation of capital and liquidity.

U.S. Government Series -- highest current income consistent with preservation of capital and liquidity.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- current income exempt from federal income taxes consistent with preservation of capital and liquidity.

An exchange constitutes a sale of shares for federal income tax purposes in which the investor may realize a long- or short-term capital gain or loss.

AUTOMATIC EXCHANGE PLAN (CLASS A, B AND C SHARES)

As described in the Prospectus following the caption "Owning Fund Shares," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other New England Funds. Registration on all accounts must be identical. The exchanges are made on the 15th of each month or the first business day thereafter if the 15th is not a business day until the account is exhausted or until New England Funds, L.P. is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or over. The Service Options Form is available from New England Funds, L.P. or your financial representative to establish an Automatic Exchange Plan.

----------------------------------------------------------------
                              REDEMPTIONS
----------------------------------------------------------------

The procedures for redemption of shares of a Fund are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Class A shares and on purchases of Class B shares. For purposes of the CDSC, an exchange of shares from one Fund to another New England Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class B shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over six years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the six-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

To illustrate, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment.

With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended (the "1934 Act"). However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.

In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not be exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995.

The CDSC may also by waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of New England Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the Trust's board of trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. If portfolio securities are distributed in lieu of cash, the shareholder may incur fees upon subsequent disposition of any such securities. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' distributor), although they reserve the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

The Prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

----------------------------------------------------------------
                     STANDARD PERFORMANCE MEASURES
----------------------------------------------------------------

CALCULATIONS OF YIELD. Each Fund may advertise the yield of its Class A, Class B, Class C and Class Y shares. Yield for each class will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share of the relevant class (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for a Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

CALCULATION OF TOTAL RETURN. Total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. The formula for total return used by the Funds is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund.

PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Yields and total returns will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund's Class A, Class B and Class C shares. The Funds may from time to time include their yield and total return in advertisements or in information furnished to present or prospective shareholders.
The Funds may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having similar investment objectives.

Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The Salomon Brothers World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rated agency.

The Lehman Brothers Municipal Bond Index is a composite measure of the total return performance of the municipal bond market.
This index is computed from prices on approximate 1800 bonds.

The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New
York Stock Exchange.

The Merrill Lynch High Yield Index includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below), and the First Boston High Yield Index includes over 350 issues and represents all public debt greater than $100 million (original issuance and rated BBB/BB and below).

The Salomon Brothers Broad Investment Grade Bond Index is a price composite of a broad range of institutionally based U.S.
Government mortgage-backed and corporate debt securities of investment outstanding of at least $1 million and with a remaining period to maturity of at least one year.

The Consumer Price Index, published by the U.S.  Bureau of Labor
Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

Lipper Analytical Services, Inc. is an independent service that monitors the performance of over 1,300 mutual funds, and calculates total return for the funds grouped by investment objective. Lipper's Mutual Fund Performance Analysis, Small Cap Company Analysis and Mutual Fund Indices measure total return and average current yield for the mutual fund industry. Rankings of individual mutual fund performance over specified time periods assume reinvestment of all distributions, exclusive of sales charges.

The Russell 2000 Index represents the top 2,000 stocks traded on the New York Stock Exchange, American Stock Exchange and The
Nasdaq Stock Market, by market capitalizations.

The Morgan Stanley Capital International Europe, Australia and Far East (Gross Domestic Product) Index (the "EAFE Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE Index according to their relative market value (market price per share times the number of shares outstanding).

The Morgan Stanley Capital International Europe, Australasia and Far East Index (the "EAFE (GDP) Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE
(GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

Articles and releases, developed by the Funds and other parties, about the Funds regarding performance, rankings, statistics and analyses of the individual Funds' and the fund group's asset levels and sales volumes, numbers of shareholders by Fund or in the aggregate for New England Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement, and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper Analytical Services and Morningstar. References to these rankings or reviews or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to NEIC, its structure, goals and objectives and the advisory subsidiaries of NEIC, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding NEIC, its advisory subsidiaries and their personnel. For additional information about the Funds' advertising and promotional literature, see Appendix C.

The Funds may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                   INVESTMENTS AT 8% RATE OF RETURN

          5 YRS.       10        15        20        25        30
          ------  -------   -------   -------   -------    ------
$   50     3,698    9,208    17,417    29,647    47,868    75,015
    75     5,548   13,812    26,126    44,471    71,802   112,522
   100     7,396   18,417    34,835    59,295    95,737   150,029
   150    11,095   27,625    52,252    88,942   143,605   225,044
   200    14,793   36,833    69,669   118,589   191,473   300,059
   500    36,983   92,083   174,173   296,474   478,683   750,148


                   INVESTMENTS AT 10% RATE OF RETURN

          5 YRS.        10        15        20        25
30
         -------   -------   -------   -------   -------
------
$   50     3,904    10,328    20,896    38,285    66,895
113,966
    75     5,856    15,491    31,344    57,427   100,342
170,949
   100     7,808    20,655    41,792    76,570   133,789
227,933
   150    11,712    30,983    62,689   114,855   200,684
341,899
   200    15,616    41,310    83,585   153,139   267,578
455,865
   500    39,041   103,276   208,962   382,848   668,945
1,139,663


The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the New England Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the New England Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trust and New England Funds, L.P., as distributor and transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trust and their features and benefits, including the details of the pricing structure.

New England Funds, L.P. will make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and rates including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and New England Funds, L.P.'s selection including, but not limited to, the scores and categories in which New England Funds, L.P. excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom New England Funds, L.P. competed for the award, honor or citation.

New England Funds, L.P. may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of New England Funds, L.P.

Advertising and sales literature may also refer to the beta coefficient of the New England Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the New England Funds may be compared to the beta coefficients of other funds.

The Funds may enter into arrangements with banks exempted from broker-dealer registration under the 1934 Act. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to the New England Funds and New England Funds, L.P. as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

-----------------------------------------------------------------
      INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS
----------------------------------------------------------------

As described in the Prospectus, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and net short-term capital gains and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

Income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the particular Fund based upon the net asset value determined as of the close of business on the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to New England Funds, L.P. In order for a change to be in effect for any dividend or distribution, it must be received by New England Funds, L.P. on or before the record date for such dividend or distribution.

As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items, including receivables, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as it qualifies for treatment as a regulated investment company, a Fund generally will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. If an Underlying Fund derives dividends from domestic corporations, a portion of the dividends paid by a Fund that invests in the Underlying Fund may qualify for the deduction for dividends received by corporations. Properly designated distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends paid to the shareholder with respect to such shares.

Income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Fund will be eligible and may elect to "pass-through" to its shareholders, including a Fund, the amount of foreign income and similar taxes paid by the Underlying Fund. Pursuant to this election, the Fund would be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign income and similar taxes paid by the Underlying Fund, and would be entitled either to deduct its pro rata share of foreign income and similar taxes in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. The Fund would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Fund.

Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Currently, if shares have been held for more than one year, gain or loss realized will be eligible for reduced mid-term federal tax rates or, if the shares are held for more than 18 months, for reduced long-term federal tax rates, provided the shareholder holds the shares as a capital asset. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale. In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Fund shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the shares, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another Fund or fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of shares. The term "reinvestment right" means any right to acquire stock of one or more funds (including a Fund) without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations.
The Code and regulations are subject to change by legislative or administrative actions.

Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

Each Underlying Fund intends to qualify annually and elects to be treated as a regulated investment company under the Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Underlying Fund generally will not pay any federal income or excise tax.

Distributions of an Underlying Fund's ordinary income and net short-term capital gains are treated as ordinary income by a Fund that invests in the Underlying Fund. Properly designated distributions of an Underlying Fund's net long-term capital gains are treated as long-term capital gain by a Fund that invests in the Underlying Fund, regardless of how long the Fund held the Underlying Fund's shares. Upon a sale or other disposition by a Fund of shares of an Underlying Fund, the Fund generally will realize a capital gain or loss which may be eligible for reduced federal tax rates, depending on the Fund's holding period for the shares.

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                         FINANCIAL STATEMENTS
----------------------------------------------------------------

[To be filed by amendment.]

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                               GLOSSARY
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MISCELLANEOUS INVESTMENT PRACTICES OF UNDERLYING FUNDS

The following information relates to certain investment practices in which certain Underlying Funds (for purposes of this Glossary only, the "Funds") may engage.

LOANS OF PORTFOLIO SECURITIES. A Fund may lend its portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction of the Fund listed in its statement of additional information. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by its Fund. A Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the board or persons acting pursuant to the direction of the board.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

U.S. GOVERNMENT SECURITIES. A Fund may invest in some or all of the following U.S. Government securities:

- U.S. Treasury Bills - Direct obligations of the United States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

- U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

- "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on
      the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee
      by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an
      issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as a Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as a Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

- "Fannie Maes" - The Federal National Mortgage Association is
      a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not
      backed by the full faith and credit of the United States
      Government.

- "Freddie Macs" - The Federal Home Loan Mortgage Corporation is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees
      the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith
      and credit of the United States Government.

U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S.

Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

WHEN-ISSUED SECURITIES. A Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (i.e., on a when-issued or delayed-delivery basis), it is required to set aside with its custodian cash or liquid securities eligible for purchase by the Fund in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. A Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria.
The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, a Fund will meet its obligations from the then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the United States Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

ZERO COUPON SECURITIES. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Code, a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon securities. Because a Fund will not on a current basis receive cash payments from the issuer of a zero coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund.
In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

CONVERTIBLE SECURITIES. A Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

TAX EXEMPT BONDS. A Fund may invest in tax exempt bonds. Tax exempt bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which tax exempt bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, prior to the Tax Reform Act of 1986, certain debt obligations known as industrial development bonds could be issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the term "tax exempt bonds" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. Interest on certain industrial development bonds used to fund the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may also be exempt from federal income tax. The Tax Reform Act of 1986 eliminated some types of tax exempt industrial revenues bonds but retains others under the general category of "private activity bonds." The interest on so-called "private activity bonds" is exempt from ordinary federal income taxation but is treated as a tax preference item in computing a shareholder's alternative minimum tax liability, as noted in the Prospectus.

The two principal classifications of tax exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax exempt industrial development bonds and private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds is the responsibility of the corporate user (and any guarantor).

Prices and yields on tax exempt bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the tax exempt bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of tax exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded.

The ratings of Moody's and S&P represent their opinions and are not absolute standards of quality. Tax exempt bonds with the same maturity, interest rate and rating may have different yields while tax exempt bonds of the same maturity and interest rate with different ratings may have the same yield.

Obligations of issuers of tax exempt bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their tax exempt bonds may be materially affected, or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's tax exempt bonds in the same manner.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of tax exempt securities for investment by a Fund and the value of the Fund's portfolio could be materially affected, in which event the Fund would reevaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

All debt securities, including tax exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues. The ability of certain Funds to invest in securities other than tax exempt bonds is limited by a requirement of the Code that at least 50% of the Fund's total assets be invested in tax exempt bonds at the end of each calendar quarter.

STATE TAX EXEMPT SECURITIES. Certain Funds may invest in "State Tax Exempt Securities" which term refers to debt securities the interest from which is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes (other than the possible incidence of any alternative minimum taxes). State Tax Exempt Securities consist primarily of bonds of a Fund's named state, their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.
Other public purposes for which certain State Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of industrial development bonds and private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of industrial development and private activity bonds are used to finance the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. Industrial development bonds and private activity bonds are included within the term "State Tax Exempt Securities" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes (other than the possible incidence of any alternative minimum taxes).

In addition, the term "State Tax Exempt Securities" includes debt obligations issued by other governmental entities (for example, U.S. territories) if such debt obligations generate interest income which is exempt from federal income tax and State personal income taxes (other than any alternative minimum taxes).

There are, of course, variations in the quality of State Tax
Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see
Appendix A).

The yields on State Tax Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the State Tax Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of the State Tax Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, State Tax Exempt Securities with the same maturity, interest rate and rating may have different yields while State Tax Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of State Tax Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from a Fund's portfolio, but the Fund's adviser or subadviser will consider such an event as part of its normal, ongoing review of all the Fund's portfolio securities.

Securities in which a Fund may invest, including State Tax Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the State legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their State Tax Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable.

Some states and certain of their cities and towns and public bodies have from time to time encountered financial difficulties which have adversely affected their respective credit standings and borrowing abilities. Such difficulties could, of course, affect outstanding obligations of such entities, including obligations held by a Fund.

SHORT SALES. Certain Funds may engage in short sales of securities; however some Funds may only engage in short sales if they own (or have the right to acquire without further consideration) the security they have sold, a practice known as selling short "against the box." Each of these Funds may engage in short sales of securities in order to profit from an anticipated decline in the value of a security, or may also engage in short sales to attempt to limit its exposure to a decline in the value of its portfolio securities. In a short sale, the Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is then obligated to replace the security borrowed by delivering such security to the broker-dealer. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends paid on the security sold short and may also be required to pay a premium to the broker-dealer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to the broker-dealer the securities sold short. To secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of (a) the securities sold short, (b) securities convertible into or exchangeable for such securities without the payment of additional consideration or (c) cash or certain liquid assets. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. The Fund may close out a short position by purchasing, on the open market, and delivering to the broker-dealer an equal amount of the securities sold short, or, if such securities are owned by the Fund, by delivering from its portfolio an equal amount of the securities sold short.

Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. If the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. The Fund will also incur transaction costs in connection with short sales. Certain provisions of the Code may limit the degree to which the Fund is able to enter into short sales, or may require a Fund to recognize gain upon entering into a short sale, as though a constructive sale had occurred.

FUTURES, OPTIONS AND SWAP CONTRACTS

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and Standard & Poor's 500 Index futures trade in contracts equal to $500 multiplied by the Standard & Poor's 500 Index.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If a Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, a Fund will establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

OPTIONS. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

A call option on a futures contract written by a Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by a Fund is considered to be covered if the Fund owns a security deliverable under the option.

A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund in a segregated account with its custodian.

A put option on a futures contract written by the Fund, or a put option on a security written by a Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

Closing a written call option will permit a Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit a Fund to write another put option secured by the segregated assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If a Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

A Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, a Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

A Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of a Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

A Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transactions costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

A Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

All call options written by a Fund on foreign currencies will be "covered." A call option written on a foreign currency by a Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if a Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

SWAP CONTRACTS. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500) or in some other investment (such as U.S. Treasury securities). A Fund will maintain at all times in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.

RISKS. The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that a Fund will be able to effect such compensation.

The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. For example, to the extent that a Fund enters into futures contracts on securities other than tax exempt bonds, the value of such futures may not vary in direct proportion to the value of tax exempt bonds that the Fund owns or intends to acquire, because of an imperfect correlation between the movement of taxable securities and tax exempt bonds. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract.

Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions.

First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that a Fund would have to exercise the option in order to realize any profit.

If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time a Fund purchases foreign stock index futures.

The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser or subadviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that a Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

OVER-THE-COUNTER OPTIONS. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While a Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If a Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

The staff of the SEC has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities for purposes of the investment restrictions prohibiting, for example, a Fund from investing more than 15% of its net assets in illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S.
Government securities is the other party to an option contract written by a Fund, and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which (i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money").

ECONOMIC EFFECTS AND LIMITATIONS. Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of a Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline. The hedging transactions entered into by the Funds may have special tax consequences. For example, these transactions may cause a Fund to recognize gain from a constructive sale of an appreciated asset or otherwise accelerate recognition of taxable income, may cause losses to be deferred, may reduce or eliminate the holding period of an asset, may change the character of a gain or loss, or may limit deductions.

The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

FUTURE DEVELOPMENTS. The above discussion relates to a Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Funds may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

FOREIGN CURRENCY HEDGING TRANSACTIONS. To protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). A Fund will maintain cash or liquid securities eligible for purchase by the Fund in a segregated account with the custodian in an amount at least equal to (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. A Fund's use of currency hedging transactions may be limited by tax considerations. A Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures, Options and Swap Contracts" above.


                              APPENDIX A
                      DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S RATINGS GROUP

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, if fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

      1. An application for rating was not received or accepted.
      2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
      3. There is a lack of essential data pertaining to the issue or issuer.
      4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note:      Those bonds in the Aa, A, Baa, Ba and B groups which
           Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1,
Baa1,
           and B1.

FITCH INVESTOR SERVICES, INC.

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                              APPENDIX B
            PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION



ABC and affiliates              Fortune

Adam Smith's Money World        Fox Network and affiliates

America On Line                 Fund Action

Anchorage Daily News            Fund Decoder

Atlanta Constitution            Global Finance

Atlanta Journal                 (the) Guarantor

Arizona Republic                Hartford Courant

Austin American Statesman       Houston Chronicle

Baltimore Sun                   INC

Bank Investment Marketing       Indianapolis Star

Barron's                        Individual Investor

Bergen County Record (NJ)       Institutional Investor

Bloomberg Business News         International Herald Tribune

Bnai Brith Jewish Monthly       Internet

Bond Buyer                      Investment Advisor

Boston Business Journal         Investment Company Institute

Boston Globe                    Investment Dealers Digest

Boston Herald                   Investment Profiles

Broker World                    Investment Vision

Business Radio Network          Investor's Daily

Business Week                   IRA Reporter

CBS and affiliates              Journal of Commerce

CFO                             Kansas City Star

Changing Times                  KCMO (Kansas City)

Chicago Sun Times               KOA-AM (Denver)

Chicago Tribune                 LA Times

Christian Science Monitor       Leckey, Andrew (syndicated
column)

Christian Science Monitor       Lears
  News Service

Cincinnati Enquirer             Life Association News

Cincinnati Post                 Lifetime Channel

CNBC                            Miami Herald

CNN                             Milwaukee Sentinel

Columbus Dispatch               Money

CompuServe                      Money Maker

Dallas Morning News             Money Management Letter

Dallas Times-Herald             Morningstar

Denver Post                     Mutual Fund Market News

Des Moines Register             Mutual Funds Magazine

Detroit Free Press              National Public Radio

Donoghues Money Fund Report     National Underwriter

Dorfman, Dan (syndicated        NBC and affiliates
  column)

Dow Jones News Service          New England Business

Economist                       New England Cable News

FACS of the Week                New Orleans Times-Picayune

Fee Adviser                     New York Daily News

Financial News Network          New York Times

Financial Planning              Newark Star Ledger

Financial Planning on Wall      Newsday
  Street

Financial Research Corp.        Newsweek

Financial Services Week         Nightly Business Report

Financial World                 Orange County Register

Fitch Insights                  Orlando Sentinel

Forbes                          Palm Beach Post

Fort Worth Star-Telegram        Pension World

Pensions and Investments        Standard & Poor's Stock Guide

Personal Investor               Stanger's Investment Advisorx

Philadelphia Inquirer           Stockbrokers Register

Porter, Sylvia (syndicated      Strategic Insight
  column)

Portland Oregonian              Tampa Tribune

Prodigy                         Time

Public Broadcasting Service     Tobias, Andrew (syndicated
column)

Quinn, Jane Bryant              Toledo Blade
  (syndicated column)

Registered Representative       UPI

Research Magazine               US News and World Report

Resource                        USA Today

Reuters                         USA TV Network

Rocky Mountain News             Value Line

Rukeyser's Business             Wall St. Journal
  (syndicated column)

Sacramento Bee                  Wall Street Letter

San Diego Tribune               Wall Street Week

San Francisco Chronicle         Washington Post

San Francisco Examiner          WBZ

San Jose Mercury                WBZ-TV

Seattle Post-Intelligencer      WCVB-TV

Seattle Times                   WEEI

Securities Industry             WHDH
  Management

Smart Money                     Worcester Telegram

St. Louis Post Dispatch         World Wide Web

St. Petersburg Times            Worth Magazine

Standard & Poor's Outlook       WRKO



                              APPENDIX C
                ADVERTISING AND PROMOTIONAL LITERATURE

References may be included in New England Funds' advertising and promotional literature to NEIC and its affiliates that perform advisory and subadvisory functions for New England Funds also including, but not limited to: Back Bay Advisors, L.P. ("Back Bay Advisors") Harris Associates L.P., Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Capital Growth Management Limited Partnership ("CGM") and Westpeak Investment Advisors, L.P. ("Westpeak"). Reference also may be made to the Funds of their respective fund groups, namely, Loomis Sayles Funds and the Oakmark Funds.

References may be included in New England Funds' advertising and promotional literature to other NEIC affiliates including, but not limited to, New England Investment Associates, L.P., AEW Capital Management, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management, Reich and Tang Mutual Funds Group and Jurika & Voyles and their fund group.

References to subadvisers unaffiliated with NEIC that perform subadvisory functions on behalf of New England Funds and their respective fund groups may be contained in New England Funds' advertising and promotional literature including, but not limited to, Berger Associates, Inc. ("Berger"), Janus Capital Corporation ("Janus Capital"), Founders Asset Management, Inc. ("Founders"), Montgomery Asset Management, L.P. ("Montgomery") and Robertson, Stephens & Company Investment Management, L.P. ("Robertson Stephens").

New England Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

-     Specific and general assessments and forecasts regarding
      U.S., world economies, the economics of specific nations and their impact on the New England Funds

- Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions

- Specific and general investment philosophies, strategies, processes, techniques and types of analysis

- Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

- The corporate histories, founding dates and names of founders of the entities

-     Awards, honors and recognition given to the firms

- The names of those with ownership interest and the percentage of ownership

- The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans

- Current capitalization, levels of profitability and other financial information

- Identification of portfolio managers, researchers, economists, principals and other staff members and employees

- The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

-     Current and historical statistics about:

      -    total dollar amount of assets managed

      -    New England Funds' assets managed in total and by Fund

      -    the growth of assets

      -    asset types managed

      - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff

      - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser.

- The general and specific strategies applied by the advisers in the management of New England Funds portfolios including,
      but not limited to:

      - the pursuit of growth, value, income oriented, risk management or other strategies

      -    the manner and degree to which the strategy is pursued

      - whether the strategy is conservative, moderate or extreme and an explanation of other features, attributes

      - the types and characteristics of investments sought and
           specific portfolio holdings

      - the actual or potential impact and result from strategy
           implementation

      - through its own areas of expertise and operations, the value added by subadvisers to the management process

      -    the disciplines it employs, e.g., in the case of
Loomis
           Sayles, the strict buy/sell guidelines and focus on sound value it employs and goals and benchmarks that it
           establishes in management, e.g., CGM pursues growth
50%
           above the S&P 500

      - the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues.

- Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England Funds. Any such references will indicate that New England Funds and the other funds of the managers differ
      as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' adviser and subadvisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

In addition, communications and materials developed by New
England Funds will make reference to the following information about NEIC and its affiliates:

NEIC is one of the largest publicly traded managers in the U.S.
listed on the New York Stock Exchange. NEIC maintains over $100 billion in assets under management. In addition, promotional materials may include:

- Specific and general references to New England Funds multi-manager approach through NEIC affiliates and outside firms including, but not limited to, the following:

- that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from NEIC and the other investment managers

- other fund companies are limited to a "one size fits all" approach but New England Funds draws upon the talents of multiple managers whose expertise best matches the fund objective

- in this and other contexts reference may be made to New England Funds slogan "Where The Best Minds Meet"(R) and that
      New England Funds ability to match the talent to the task is one more reason it is becoming known as "Where The Best
      Minds Meet."

Financial Adviser Services ("FAS"), a division of NEIC, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to NEIC-affiliated fund groups including: New England Funds, Loomis Sayles Funds,
Oakmark Funds and Reich & Tang Funds.

FAS will provide marketing support to NEIC affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of FAS and the types of services it provides which may include: seminars; its 800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans.
The information may include, but is not limited to:

- Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

- Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics
      regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited
      to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

- Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics,
      detailed explanations or broad summaries of:

      - past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules
           and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans

      - information about the history, status and future trends
           of Social Security and similar government benefit programs including, but not limited to, eligibility
and
           participation, availability, operations and administration, structure and design, features, provisions, benefits and costs

      - current and prospective ERISA regulation and requirements.

- Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the
New
      England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

      -    increased employee retention

      -    reinforcement or creation of morale

      -    deductibility of contributions for participants

      -    deductibility of expenses for employers

      - tax deferred growth, including illustrations and charts

      -    loan features and exchanges among accounts

      - educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll
           stuffers, quarterly publications, releases and information on a periodic basis and the availability of
           wholesalers and other personnel.

- Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including, but not limited to:

      - the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena

      - broad choice of investment options and competitive fees

      -    plan sponsor and participant statements and notices

      - the plan prototype, summary descriptions and board resolutions

      -    plan design and customized proposals

      -    trusteeship, record keeping and administration

      - the services of State Street Bank, including, but not limited to, trustee services and tax reporting

      - the services of DST and BFDS, including, but not limited to, mutual fund processing support, participant
           800 numbers and participant 401(k) statements

      - the services of Trust Consultants Inc. (TCI), including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

- Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      -    access to expertise on investments

      - assistance in interpreting past, present and future market trends and economic events

      - providing information to clients including participants
           during enrollment and on an ongoing basis after participation

      - promoting and understanding the benefits of investing, including mutual fund diversification and professional management.


                         Registration Nos. 33-
                                 811-
                      NEW ENGLAND FUNDS TRUST IV

PART C     OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

           Included in Part A of this Registration Statement:

           None

           Included in Part A of this Registration Statement:

           Statement of Assets and Liabilities as of ____________
           (to be filed by amendment)

           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

(a)   Not applicable.

(b)   Exhibits:

      1. Agreement and Declaration of Trust of the Registrant are filed herein.

      2.   By-Laws of the Registrant are filed herein.

      3.   Not applicable.

      4.   Not applicable.

      5. Form of Advisory Agreement between the Registrant, on behalf of New England One Growth Fund, New England One Moderate Fund, and New England One Conservative Fund, and New England Funds Management, L.P. ("NEFM") will be
           filed by amendment.

      6. Form of Distribution Agreement between the Registrant, on behalf of New England One Growth Fund, New England One Moderate Fund, and New England One Conservative Fund, and New England Funds, L.P. will be filed by amendment.

      7.   Not applicable.

      8.   Custodian Agreement between the Registrant and State
           Street Bank and Trust Company will be filed by amendment.

      9. (a) Form of Special Servicing Agreement will be filed by amendment.

           (b)  Form of Shareholder Servicing and Transfer Agent
                Agreement between the Registrant and New England
                Funds, L.P. will be filed by amendment.

           (c)  Form of Dealer Agreement of New England Funds,
                L.P., the Registrant's principal underwriter, will
                be filed by amendment.

      10. Opinion and consent of counsel with respect to the Registrant's New England One Growth Fund, New England
           One Moderate Fund, and New England One Conservative
           Fund will be filed by amendment.

      11. Consent of Independent Public Accountants will be filed by amendment.

      12.  Not applicable.

      13. Agreement between the Registrant and the Purchaser of the Initial Shares will be filed by amendment.

      14.  Model retirement plans will be filed by amendment.

      15. Forms of Rule 12b-1 Plans relating to Class A, B and C shares of the Registrant's New England One Growth
Fund,
           New England One Moderate Fund, and New England One
           Conservative Fund will be filed by amendment.

      16. Schedule for Computation of Performance Quotations will be filed by amendment.

      17.  Not applicable.

      18.  Plan pursuant to Rule 18f-3 under the Investment
           Company Act of 1940, as amended, will be filed by amendment.

ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
           REGISTRANT

None.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES

The following table sets forth the number of record holders of each class of securities of the Registrant as of November 6, 1997.

                                      Number of Record Holders

TITLE OF SERIES                  CLASS A  CLASS B   CLASS C
CLASS Y


New England One Growth Fund         0        0         0
0

New England One Moderate Fund       0        0         0
0

New England One Conservative        0        0         0
0
  Fund


ITEM 27.   INDEMNIFICATION

See Article 4 of the Trust's By-Laws, filed as Exhibit 2 herein.

In addition, New England Investment Companies, L.P. ("NEIC"), the parent company of the Registrant's adviser and distributor, maintains a directors and officers liability insurance policy with maximum coverage of $15 million, under which the trustees and officers of the Registrant are named insureds.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(c) NEFM, a registered investment adviser that is wholly owned by NEIC, serves as investment adviser to each of the series of the Registrant. NEFM, organized in 1995, also serves as investment adviser to most of the series of New England Funds Trust I and to New England Funds Trust II, New
England
      Cash Management Trust, New England Tax Exempt Money Market Trust and New England Equity Income Fund. NEFM's general partner, directors and officers have been engaged during the
      past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

                        NAME AND ADDRESS(#)
NAME AND OFFICE         OF OTHER                NATURE OF
WITH NEFM               AFFILIATIONS            CONNECTION

NEF Corporation         New England Funds,      General Partner
General Partner         L.P. (Registered
                        broker-dealer)

Henry L.P. Schmelzer,   New England Funds,      Managing
Director,
President and Chief     L.P.                    President and
Chief
Executive Officer                               Executive Officer

                        NEF Corporation         President, Chief
                        (Registered             Executive Officer
                        investment adviser)     and Director

                        Back Bay Advisors,      Director
                        Inc. (Registered
                        investment adviser)

                        New England             Director
                        Securities
                        Corporation*
                        (Transfer agent, in
                        process of
                        registration)

Frank Nesvet,           New England Funds,      Managing
Director,
Senior Vice             L.P.                    Senior Vice
President, Chief                                President and
Financial Officer                               Chief Financial
and Treasurer                                   Officer

                        NEF Corporation         Senior Vice
                                                President, Chief
                                                Financial Officer
                                                and Treasurer

Bruce R. Speca,         NEF Corporation         Executive Vice
Executive Vice                                  President
President

                        New England Funds,      Managing Director
                        L.P.                    and Executive
Vice
                                                President

Peter H. Duffy,         NEF Corporation         Vice President
Vice President

                        New England Funds,      Vice President
                        L.P.

Martin G. Dyer,         NEF Corporation         Vice President
Vice President and                              and Assistant
Assistant Secretary                             Secretary

                        New England Funds,      Vice President
                        L.P.                    and Assistant
                                                Secretary

Ralph M. Greggs,        NEF Corporation         Vice President
Vice President
                        New England Funds,      Vice President
                        L.P.

#  The principal business address of each entity listed is 399
Boylston Street, Boston, MA 02116.

ITEM 29.   PRINCIPAL UNDERWRITER

(a) New England Funds, L.P., the Registrant's principal underwriter, also serves as principal underwriter for:

      New England Funds Trust I
      New England Funds Trust II
      New England Funds Trust III
      New England Tax Exempt Money Market Trust
      New England Cash Management Trust

(b) The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their address are as follows:

NAME AND                POSITIONS AND
PRINCIPAL               OFFICES WITH            POSITIONS AND
BUSINESS                PRINCIPAL               OFFICES WITH
ADDRESS(#)              UNDERWRITER             REGISTRANT

NEF Corporation         General Partner         None

Henry L.P. Schmelzer    Managing Director,      President and
                        President and Chief     Trustee
                        Executive Officer

Bruce R. Speca          Managing Director       Executive Vice
                        and Executive Vice      President
                        President

Frank Nesvet            Managing Director,      Treasurer
                        Senior Vice
                        President and
                        Chief Financial
                        Officer

James H. Davis          Managing Director       None
                        and Senior Vice
                        President

Caren I. Leedom         Managing Director       None
                        and Senior Vice
                        President

Elizabeth P. Burns      Vice President          None

Peter H. Duffy          Vice President          None

Martin G. Dyer          Vice President and      None
                        Assistant Secretary

Tracy A. Fagan          Vice President          None

Raymond K. Girouard     Senior Vice             None
                        President, Treasurer
                        and Controller

Ralph M. Greggs         Vice President          None

Lynne H. Johnson        Vice President          None

Marie G. McKenzie       Vice President          None

Robert E. O'Hare        Vice President,         None
                        Senior Counsel,
                        Assistant Secretary
                        and Assistant Clerk

Kristine E. Swanson     Vice President          None

Beatriz A. Pina-Smith   Vice President and      None
                        Assistant Controller

Sharon Wratchford       Vice President          None

# The principal business address of each person listed is 399
Boylston Street, Boston, MA 02116.

(c)   Not applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

The following companies maintain possession of the documents required by the specified rules:

           (a)  Registrant
                Rule 31a-1(b)(4)
                Rule 31a-2(d)

           (b)  State Street Bank and Trust Company
                225 Franklin Street
                Boston, Massachusetts 02110
                Rule 31a-1(a)
                Rule 31a(b)(1), (2), (3), (5), (6), (7), (8)
                Rule 31a-2(d)

           (c)  New England Funds Management, L.P.
                399 Boylston Street
                Boston, Massachusetts 02116
                Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11);
                Rule 31a-1(f); Rule 31a-2(d), (e)

           (d)  New England Funds, L.P.
                399 Boylston Street
                Boston, Massachusetts 02116
                Rule 31a-1(d)
                Rule 31a-2(c)

ITEM 31.   MANAGEMENT SERVICES

None.

ITEM 32.   UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment within four to six months from the effective date of the Registrant's registration statement.

The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report without charge.

                      NEW ENGLAND FUNDS TRUST IV

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 7th day of November, 1997.

                                New England Funds Trust IV


                                By:   HENRY L.P. SCHMELZER
                                      Henry L.P. Schmelzer
                                      President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE             TITLE                DATE

                      Sole Trustee
                      (Principal Executive
                      Officer)
HENRY L.P. SCHMELZER
Henry L.P. Schmelzer                       November 7, 1997

                      Treasurer (Principal
                      Financial and Accounting
                      Officer)
FRANK NESVET
Frank Nesvet                               November 7, 1997



                      NEW ENGLAND FUNDS TRUST IV

                             EXHIBIT INDEX


EXHIBIT NUMBER                  EXHIBIT

1                         Agreement and Declaration of Trust

2                         By-Laws